As filed with the SEC on April 29, 2015
Registration No. 33-24400
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. __ []
Post-Effective Amendment No. 36 [X]
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940
Amendment No. 85 [X]
FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
(Exact name of registrant)
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(Name of depositor)
100 Salem Street
Smithfield, Rhode Island 02917
(Address of depositor's principal executive offices)
Depositor's telephone number: (800) 544-8888
_________________________________________________
CYRUS TARAPOREVALA
President
Fidelity Investments Life Insurance Company
100 Salem Street
Smithfield, Rhode Island 02917
(Name and address of agent for service)
___________________________________________________________
Copy to:
MICHAEL BERENSON
MORGAN, LEWIS & BOCKIUS LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
___________________________________________________________

Individual Variable Annuity Contracts -- The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 of the Investment Company Act of 1940, as amended.

It is proposed that this filing will become effective (check appropriate space):
immediately upon filing pursuant to paragraph (b) of rule 485
X	on April 30, 2015, pursuant to paragraph (b) (1) (iii) of rule 485
60 days after filing pursuant to paragraph (a) (1) of rule 485 on ______, pursuant to paragraph (a) (1) of rule 485
	75 days after filing pursuant to paragraph (a) (2) of rule 485	Page _ of _
	on , pursuant to paragraph (a) (2) of rule 485	Exhibit Index Appears on Page __

Prospectus

__________________________________________________________________________________________________________

Fidelity Retirement Reserves®

__________________________________________________________________________________________________________

Introduction

This prospectus describes a variable annuity contract (the "Contract") offered by Fidelity Investments Life Insurance Company ("Fidelity Investments Life," "we," "us," the "Company," or "FILI"), the life insurance company that is part of the group of financial service companies known as Fidelity Investments. The Contract is designed for individual investors who desire to accumulate capital on a tax-deferred basis for retirement or other long-term purposes.

You may purchase the Contract (1) on a non-qualified basis or (2) on a qualified basis as an Individual Retirement Annuity ("IRA") under Section 408(b) of the Internal Revenue Code of 1986, as amended. You may choose to receive amounts in a single payment or as a series of annuity payments, including payments guaranteed for your lifetime.

Investment Options & Fixed Account

You may direct your money to one or more of the 56 variable subaccounts (the "Investment Options") of Fidelity Investments Variable Annuity Account I (the "Variable Account"). The value of the money you invest in any Investment Option will vary with the investment performance of the single mutual fund portfolio (the "Fund") in which the Investment Option invests. We may add additional Investment Options in the future.

You may also direct part of your money to a fixed-rate investment option funded through our general account (the "Fixed Account").

Some of the Funds are managed by Fidelity Management & Research Company ("FMR"): Fidelity VIP Asset Manager, Fidelity VIP Asset Manager: Growth, Fidelity VIP Balanced, Fidelity VIP Consumer Discretionary, Fidelity VIP Consumer Staples, Fidelity VIP Contrafund®, Fidelity VIP Disciplined Small Cap (sub-advised by Geode Capital Management, LLC ("Geode")), Fidelity VIP Dynamic Capital Appreciation, Fidelity VIP Emerging Markets, Fidelity VIP Energy, Fidelity VIP Equity Income, Fidelity VIP Financial Services, Fidelity VIP Floating Rate High Income, Fidelity VIP Growth, Fidelity VIP Growth & Income, Fidelity VIP Growth Opportunities, Fidelity VIP Health Care, Fidelity VIP High Income, Fidelity VIP Index 500 (sub-advised by Geode), Fidelity VIP Industrials, Fidelity VIP International Capital Appreciation, Fidelity VIP Investment Grade Bond, Fidelity VIP Materials, Fidelity VIP Mid Cap, Fidelity VIP Money Market, Fidelity VIP Overseas, Fidelity VIP Real Estate, Fidelity VIP Strategic Income, Fidelity VIP Technology, Fidelity VIP Telecommunications, Fidelity VIP Utilities, Fidelity VIP Value, and Fidelity VIP Value Strategies.

Others are managed by Strategic Advisers®, Inc. ("Strategic Advisers"), an affiliate of FMR: Fidelity VIP FundsManager® 20%, Fidelity VIP FundsManager® 50%, Fidelity VIP FundsManager® 60%, Fidelity VIP FundsManager® 70%, Fidelity VIP FundsManager® 85%, Fidelity VIP Investor Freedom® 2005, Fidelity VIP Investor Freedom® 2010, Fidelity VIP Investor Freedom® 2015, Fidelity VIP Investor Freedom® 2020, Fidelity VIP Investor Freedom® 2025, Fidelity VIP Investor Freedom® 2030, and Fidelity VIP Investor Freedom Income®.

Other funds are managed by:

BlackRock Advisors, LLC ("BlackRock"): BlackRock Global Allocation V.I. Fund

Franklin Advisers, Inc. ("Franklin Templeton"): Franklin U.S. Government Securities VIP Fund and Templeton Global Bond VIP Fund

Invesco Advisers, Inc. ("Invesco"): Invesco V.I. Global Core Equity Fund

Lazard Asset Management LLC ("Lazard"): Lazard Retirement Emerging Markets Equity Portfolio

Morgan Stanley Investment Management Inc. ("Morgan Stanley"): Emerging Markets Debt Portfolio, Emerging Markets Equity Portfolio, and Global Strategist Portfolio

Pacific Investment Management Company LLC ("PIMCO"): PIMCO VIT Low Duration Portfolio, PIMCO VIT Real Return Portfolio, and PIMCO VIT Total Return Portfolio

NRR7

Legal Information

This prospectus provides information that a prospective investor should know before investing. We have filed additional information about the Contract and the Variable Account with the U.S. Securities and Exchange Commission in a Statement of Additional Information dated April 30, 2015. The Statement of Additional Information is incorporated by reference in this prospectus and is available without charge by calling Fidelity Investments Life at 1-800-544-2442 or by accessing the SEC Internet website at (http://www.sec.gov). The table of contents of the Statement of Additional Information appears on page 44

Neither the U.S. Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Please read this prospectus and keep it for future reference. It is not valid unless accompanied by either the current prospectus for the Money Market Investment Option or the prospectuses for all the Investment Options available in the Contract.

This prospectus does not constitute an offering in any jurisdiction in which such offering may not be lawfully made. No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

FOR FURTHER INFORMATION CALL FIDELITY INVESTMENTS:

Nationally 1-800-544-2442

Date: April 30, 2015

NRR7

Prospectus Contents

Glossary	iv
Summary of the Contract	1
Facts About Fidelity Investments Life, the Variable Account, and the Funds
Fidelity Investments Life	4
The Variable Account	4
Financial Statements	5
The Funds	5
Facts about the Contract
Purchase of a Contract	8
Free Look Privilege	9
Investment Allocation of Your Purchase Payments	9
Trading Among Variable Subaccounts	10
Accumulation Units	12
Withdrawals	12
Signature Guarantee or Customer Authentication	12
Charges	13
Certain Funds Impose a Short-Term Redemption Fee	13
Death Benefit	14
Required Distributions Upon Death	15
Annuity Date	15
Selection of Annuity Income Options	16
Fixed, Variable, or Combination Annuity Income Options	16
Types of Annuity Income Options	16
Abandoned Property	17
Reports to Owners	17
The Fixed Account
The Fixed Account	18
More About the Contract
Tax Considerations	19
Other Contract Provisions	87
Selling the Contracts	22
Automatic Deduction Plan	22
Special Provisions Applicable to Sales Under Sponsored Arrangements	22
Dollar Cost Averaging	23
Automatic Rebalancing	23
Postponement of Payment	23
More About the Variable Account and the Funds
Changes in Investment Options	24
Total Return for a Subaccount	24
Voting Rights	24
Resolving Material Conflicts	25
Litigation	25
Appendix A: Accumulation Unit Values	26
Table of Contents of the Statement of Additional Information	44

NRR7

__________________________________________________________________________________________________________

Glossary

__________________________________________________________________________________________________________

Accumulation Unit - A unit of measure used prior to the Annuity Date to calculate the value of your Contract in the Subaccounts.

Annuitant - The person designated by the Contract Owner, upon whose life annuity payments are based.

Annuity Contract or Contract - A Contract designed to provide an Annuitant with an income, which may be a lifetime income, beginning on the Annuity Date.

Annuity Date - The date when annuity payments begin.

Annuity Unit - A unit of measure used after the Annuity Date to calculate the amount of variable annuity payments.

Beneficiary or Beneficiaries - The person or persons who receive the proceeds in the event of the death of all the Owners or the Annuitant.

Cash Surrender Value - The amount payable to you upon surrender of the Contract prior to the Annuity Date during the Annuitant's lifetime, before the deduction of any taxes.

Code - The Internal Revenue Code of 1986, as amended.

Contract Anniversary - The same day and month as the Contract Date in each later year.

Contract Date - The date your Contract becomes effective. It will be stated in your Contract.

Contract Owner(s) or You - The person or persons who have the ownership rights and privileges of the Contract.

Contract Value - The total amount attributable to your Contract at any time prior to the Annuity Date, representing amounts in the Subaccounts and the Fixed Account.

Contract Year - A year that starts on the Contract Date or on a Contract Anniversary.

Death Benefit - Amount payable to the Beneficiary or Beneficiaries upon the death of the Annuitant before the Annuity Date.

Fixed Account - A fixed-rate investment option funded through Fidelity Investments Life's general account. Fidelity Investments Life credits interest to the amount allocated to the Fixed Account at a rate declared periodically in advance. The Fixed Account may also be referred to as the "Guaranteed Account."

Investment Options - The Subaccounts.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in Sections 408(a) and (b), respectively, of the Code. When used to refer to a Qualified Contract described herein, it means a Contract that qualifies as an Individual Retirement Annuity as defined in Section 408(b) of the Code.

Non-qualified Contract - A Contract other than a Qualified Contract.

Qualified Contract - A Contract that qualifies as an individual retirement annuity under Section 408(b) of the Code.

Subaccount - A division of the Variable Account, the assets of which are invested in the shares of the corresponding portfolio of the Funds available in this prospectus.

Total Return - Used to measure the investment performance of a Subaccount from one Valuation Period to the next.

Trading Among Variable Subaccounts - Transfers of amounts among the variable Investment Options.

Valuation Period - The period of time from one determination of Accumulation Unit Values and Annuity Unit Values to the next determination of such values. Such determinations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

Variable Account - Fidelity Investments Variable Annuity Account I.

NRR7

____________________________________________________________________________________________________________

Summary of the Contract

____________________________________________________________________________________________________________

Purpose

  This variable annuity Contract allows you, the Owner(s), to accumulate funds on a tax-deferred basis by investing in one or more variable Subaccounts.
  The Contract also permits the Annuitant to receive annuity income payments commencing on the Annuity Date, a date the Owner selects. The Owner designates the Annuitant, the person upon whose life annuity payments are based. The Annuitant may be an Owner or someone else.
  There is no assurance that values invested in the Subaccounts will increase. As the Contract Owner(s), you bear the investment risk with respect to those values.
  The Contract also allows you to allocate funds to a fixed-rate investment option funded through our general account (the "Fixed Account") only if you own one of the following contracts: NRR-96100-FL, NRR-96100-NJ, NRR-96101-NJ, NRR-96100-MD, NRR-96101-MD, NRR-96100-OR, NRR-96101-OR, NRR-96100-VA and NRR-96101-VA. The Fixed Account may also be referred to as the "Guaranteed Account". We guarantee that amounts allocated to the Fixed Account will earn interest at declared rates and are subject to any maximum allocation amount limitations shown in your contract.
  We designed the Contract to provide income for retirement or to meet other long-term goals. You may purchase the Contract as follows:

(1) on a non-qualified basis;

(2) on a qualified basis as an Individual Retirement Annuity ("IRA") under Section 408(b) of the Code in connection with the "rollover" of contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a governmental 457(b) plan or an IRA; or

(3) by exchanging Fidelity Variable Annuity (another annuity contract issued by Fidelity Investments Life).

Non-qualified Contract

We require an initial minimum of $2,500 to purchase a Non-qualified Contract. Each addition must be at least $250 and the Annuitant must still be living. We may reduce these minimums for individuals under certain sponsored arrangements or for automatic deduction plans.

Qualified Contract

We require an initial minimum of $10,000 to purchase a Qualified Contract. You may make additional rollover contributions to a Qualified Contract as long as each addition is at least $2,500. You may also make additions to a Contract before annuity payments begin (the "Annuity Date"). Some Contracts may have lower minimums.

Investment Options

You may direct your money to one or more of the fifty-six Subaccounts of the Variable Account. Each Investment Option invests exclusively in one of the mutual funds ("Funds") described in "The Funds" below. The Funds are managed or sub-advised by FMR, Strategic Advisers, Geode, BlackRock, FranklinTempleton, Invesco, Lazard, Morgan Stanley and PIMCO. Each Fund has its own investment objective, policies and risks, as described in its separate fund prospectus, and if available, summary prospectus. Except for the Fidelity VIP Money Market Portfolio, each Fund is intended for long-term investment. We may add additional Investment Options in the future.

Fixed Account

Subject to any maximum allocation amount limitations shown in your contract, you may currently allocate funds to a fixed-rate investment option funded through our general account ("the Fixed Account") if you own one of the following contracts: NRR-96100-FL, NRR-96100-NJ, NRR-96101-NJ, NRR-96100-MD, NRR-96101-MD, NRR-96100-OR, NRR-96101-OR, NRR-96100-VA and NRR-96101-VA. We guarantee that amounts allocated to the Fixed Account will earn interest daily at an annual rate that will never be less than the guaranteed rate stated in your Policy Schedule. The fixed rate will be reset periodically. Any funds in the Fixed Account do not fluctuate with the investment performance of our general account or of the Investment Options.

NRR7

Withdrawals

You may withdraw all or part of your Contract's Cash Surrender Value before the Annuity Date and while the Annuitant is still living. The Cash Surrender Value of your Contract is the amount payable before the deduction of taxes if you surrender your Contract.

The maximum partial withdrawal is one that would reduce your Contract Value to $2,500. Certain withdrawals may be subject to a federal penalty tax as well as federal income tax. See Tax Considerations on page 19.

Annuity Income Options

You may select from a number of annuity income options, including annuity income payments for the life of the Annuitant, with or without a guaranteed number of payments. See Types of Annuity Income Options on page 17. You may choose any of these annuity income options to be paid on (1) a fixed basis, (2) a variable basis, or (3) a combination of both. See Fixed, Variable, or Combination Annuity Income Options on page 16.

  If you elect a fixed income, your Contract's participation in the investment experience of the Variable Account will cease when the annuity income payments begin.
  If you elect a variable income, annuity income payments will vary in accordance with the investment experience of the Subaccounts you select during the payout period.
  If you elect a combination of fixed and variable income, a portion of your income payment will be fixed, and a portion will vary in accordance with the investment performance of the selected Subaccounts.

On the Annuity Date, the Annuitant becomes the Owner of the Contract.

Death Benefit

In the event that the Annuitant dies prior to the Annuity Date, we will pay a Death Benefit to the Beneficiary you select. See Death Benefit on page 15. In the event that an Owner dies before the entire value of the Contract is distributed, the remaining value of the Contract must be distributed according to certain specified rules in order for the Contract to qualify as an annuity for tax purposes. See Required Distributions Upon Death on page 15.

Charges

We assess the following charges.

(1) Annual Maintenance Charge. This charge is currently set at $30 per year and is guaranteed not to exceed $50 per year.

  Before the Annuity Date, we deduct this charge from your Contract Value.
  After the Annuity Date, we currently waive this charge, but we reserve the right to deduct it from each annuity income payment on a pro rata basis.
  We currently waive this annual charge if total purchase payments less any withdrawals equal at least $25,000. In addition, we will waive this charge for Contracts purchased after May 1, 1990 by exchanging Fidelity Variable Annuity. The criteria for waiving the charge does not use balances or values from other contracts or accounts you may own with FILI or Fidelity Investments.

(2) Daily Administrative Charge. We also make a daily charge (equivalent to an effective annual rate of 0.05%) against the assets of each variable Subaccount for administrative expenses.

(3) Mortality and Expense Risk Charge. We assess a daily asset charge (equivalent to an effective annual rate of 0.75%) for mortality and expense risks. These daily asset charges are not assessed against amounts allocated to the Fixed Account.

(4) Premium Taxes. Our current practice is generally to deduct any applicable premium taxes from your Contract Value on the Annuity Date or upon payment of proceeds. However, we may make a deduction for taxes required by any state upon receipt of your payments for Contracts issued for delivery in that jurisdiction. We reserve the right to deduct premium taxes when we incur such taxes.

(5) Exchange Charge. We reserve the right to charge no more than $15.00 for each transfer in excess of twelve per Contract Year.

(6) Funds' Expenses. The portfolios in the Funds pay monthly management fees and other expenses. See the prospectuses for the Funds for discussions of expenses.

(7) Charges for Fund Short-Term Redemption Fees. See Certain Funds Impose A Short-Term Redemption Fee on page 14

(8) Other Taxes.

For further information on the charges described above, see Charges on page 13.

NRR7

FILI or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisors or their affiliates. These payments are not contract charges and do not increase the fund or contract charges described in this section or in the fee table.

Free Look Privilege

For all contracts, the portion of your Purchase Payment allocated to the Variable Account will be placed in the Money Market Investment Option during the free look period, and in most cases, it will remain there for the entire free look period. In some instances, your Purchase Payment may be placed in the Money Market Investment Option for only part of the free look period. See Free Look Privilege on page 9.

You may return the Contract for a refund during the free look period. ONCE THE FREE LOOK PERIOD EXPIRES, YOU CANNOT RETURN THE CONTRACT FOR A REFUND.

FEE TABLE

The following tables describe the fees and expenses that you will pay while owning the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, or transfer cash value between Investment Options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses	Current Charge	Maximum Charge
Sales Load Imposed on Purchases (as a percentage of purchase payments)		None
Deferred Sales Load (as a percentage of purchase payments or amount surrendered, as applicable)		None
Surrender Fees (as a percentage of amount surrendered, if applicable)		None
Exchange Fee	None	$15.00A

A Although we do not intend to charge for exchanges, we reserve the right to charge no more than $15 for each transfer in excess of twelve per calendar year.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Fund fees and expenses.

	Current Charge	Maximum Charge
Annual Maintenance Charge	$30.00A	$50.00
Separate Account Annual Expenses (as a percentage of average account value)
Mortality and Expense Risk Fees	0.75%	0.75%
Daily Administrative Charge	0.05%	0.25%B
Total Separate Account Annual Expenses	0.80%	1.00%

A We deduct an annual maintenance charge of $30 from your Contract Value. We currently waive this annual charge prior to the Annuity Date if your total purchase payments, less any withdrawals, equal at least $25,000. Although we do not now intend to charge more than $30 per year, we reserve the right to increase this annual charge up to $50 if warranted by the expenses we incur.

B Although we do not intend to deduct more than 0.05% per year, we reserve the right to increase this annual rate to 0.25%.

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from Fund's assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.10%	1.70%

Some Funds impose a 1% short-term redemption fee on interests held in the corresponding Investment Option for less than 60 days. The fee applies both to amounts withdrawn from the Contract and to amounts transferred to another Investment Option. The Funds that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Utilities Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Materials Portfolio and Fidelity VIP Telecommunications Portfolio.

NRR7

For more details about the fee, please see "Certain Funds Impose a Short-Term Redemption Fee" on page 14.

EXAMPLES

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. Example 1 assumes maximum contract charges and maximum fees and expenses of any of the Funds. Example 2 assumes current contract charges and maximum fees and expenses of any of the Funds. Because there are no charges upon surrender or annuitization, your costs will be the same for the time periods shown whether you surrender, annuitize or continue to own the contract. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) Assuming maximum contract charges:

1 year	3 years	5 years	10 years
$ 275	$ 845	$ 1,441	$ 3,053

(2) Assuming current contract charges:

1 year	3 years	5 years	10 years
$ 254	$ 782	$ 1,337	$ 2,848

____________________________________________________________________________________________________________

Facts About Fidelity Investments Life,
the Variable Account, and the Funds

___________________________________________________________________________________________________________

FIDELITY INVESTMENTS LIFE

Fidelity Investments Life is a stock life insurance company organized in 1981 and existing under the laws of the State of Utah. Fidelity Investments Life is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. Fidelity Investments Life is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity companies. Edward C. Johnson 3d, the Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC. Fidelity Investments Life's financial statements appear in the Statement of Additional Information. Our principal executive offices are located at 100 Salem Street, Smithfield, Rhode Island 02917. Our Annuity Service Center address is P.O. Box 770001, Cincinnati, Ohio 45277-0050.

THE VARIABLE ACCOUNT

Fidelity Investments Variable Annuity Account I is a separate investment account of Fidelity Investments Life established on July 22, 1987. It is used to support the variable annuity contracts described herein and other forms of variable annuity contracts issued by Fidelity Investments Life, and for other purposes permitted by law.

The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Variable Account's financial statements appear in the Statement of Additional Information.

We are the legal owner of the assets in the Variable Account. As required by law, however, the assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have, and may not be charged with liabilities from any other business we conduct. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Contracts.

NRR7

FINANCIAL STATEMENTS

Financial statements for FILI and for the Variable Account may be found in the Statement of Additional Information.

THE FUNDS

There are currently fifty-six Investment Options in the Variable Account. Each Investment Option invests exclusively in a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund's assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund.

The following table describes the Funds' investment objective and lists each Fund's investment adviser or principal sub-adviser. This information is just a summary for each underlying Fund. There is, of course, no assurance that any Fund will meet its investment objective. You should read the Fund's prospectus for more information about that particular Fund. The names and investment objectives of the below Funds may be similar to those of other funds available through the same Investment Adviser; however, the performance of such funds may differ significantly.

Fund	Investment Objective	Investment Adviser/Principal Sub-Adviser
FIDELITY
Fidelity VIP Asset Manager Portfolio	Seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks, bonds, and short-term instruments	Fidelity Management & Research Company
Fidelity VIP Asset Manager: Growth Portfolio	Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity Management & Research Company
Fidelity VIP Balanced Portfolio	Seeks income and capital growth consistent with reasonable risk	Fidelity Management & Research Company
Fidelity VIP Consumer Discretionary Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Consumer Staples Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Contrafund® Portfolio	Seeks long-term capital appreciation	Fidelity Management & Research Company
Fidelity VIP Disciplined Small Cap Portfolio	Seeks capital appreciation	Fidelity Management & Research Company/ Geode Capital Management, LLC
Fidelity VIP Dynamic Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Emerging Markets Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Energy Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Equity-Income Portfolio

Seeks reasonable income while also considering the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index

Fidelity Management & Research Company
Fidelity VIP Financial Services Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Floating Rate High Income Portfolio	Seeks a high level of current income	Fidelity Management & Research Company
Fidelity VIP Freedom Income Portfolio	Seeks high total return with a secondary objective of principal preservation	Strategic Advisers, Inc.
Fidelity VIP Freedom 2005 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers, Inc.
Fidelity VIP Freedom 2010 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers, Inc.
Fidelity VIP Freedom 2015 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers, Inc.
Fidelity VIP Freedom 2020 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers, Inc.
Fidelity VIP Freedom 2025 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers, Inc.
Fidelity VIP Freedom 2030 Portfolio	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond	Strategic Advisers, Inc.
Fidelity VIP FundsManager® 20% Portfolio	Seeks high current income and, as a secondary objective, capital appreciation	Strategic Advisers, Inc.
Fidelity VIP FundsManager® 50% Portfolio	Seeks high total return	Strategic Advisers, Inc.
Fidelity VIP FundsManager® 60% Portfolio	Seeks high total return	Strategic Advisers, Inc.
Fidelity VIP FundsManager® 70% Portfolio	Seeks high total return	Strategic Advisers, Inc.
Fidelity VIP FundsManager® 85% Portfolio	Seeks high total return	Strategic Advisers, Inc.
Fidelity VIP Growth Portfolio	Seeks to achieve capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth & Income Portfolio	Seeks high total return through a combination of current income and capital appreciation	Fidelity Management & Research Company
Fidelity VIP Growth Opportunities Portfolio	Seeks to provide capital growth	Fidelity Management & Research Company
Fidelity VIP Health Care Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP High Income Portfolio	Seeks a high level of current income, while also considering growth of capital	Fidelity Management & Research Company
Fidelity VIP Index 500 Portfolio	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity Management & Research Company/ Geode Capital Management, LLC
Fidelity VIP Industrials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP International Capital Appreciation Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Investment Grade Bond Portfolio	Seeks as high level of current income as is consistent with the preservation of capital	Fidelity Management & Research Company
Fidelity VIP Materials Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Mid Cap Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company
Fidelity VIP Money Market Portfolio	Seeks as high a level of current income as is consistent with the preservation of capital and liquidity	Fidelity Management & Research Company
Fidelity VIP Overseas Portfolio	Seeks long-term growth of capital	Fidelity Management & Research Company
Fidelity VIP Real Estate Portfolio	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index	Fidelity Management & Research Company
Fidelity VIP Strategic Income Portfolio	Seeks a high level of current income. The fund may also seek capital appreciation	Fidelity Management & Research Company
Fidelity VIP Technology Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Telecommunications Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Utilities Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
Fidelity VIP Value Strategies Portfolio	Seeks capital appreciation	Fidelity Management & Research Company
BLACKROCK
BlackRock Global Allocation V.I. Fund	Seeks high total investment return	BlackRock Advisors, LLC
FRANKLIN TEMPLETON
Franklin U.S. Government Securities VIP Fund	Seeks income	Franklin Advisers, Inc.
Templeton Global Bond VIP Fund	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration	Franklin Advisers, Inc.
INVESCO
Invesco V.I. Global Core Equity Fund	Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers	Invesco Advisers, Inc.
LAZARD
Lazard Retirement Emerging Markets Equity Portfolio	Seeks long-term capital appreciation	Lazard Asset Management LLC
MORGAN STANLEY
Emerging Markets Debt Portfolio	Seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Emerging Markets Equity Portfolio	Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Investment Management Inc.
Global Strategist Portfolio*	Seeks total return	Morgan Stanley Investment Management Inc.
PIMCO
PIMCO VIT Low Duration Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC
PIMCO VIT Real Return Portfolio	Seeks maximum real return, consistent with preservation of real capital and prudent investment management	Pacific Investment Management Company LLC
PIMCO VIT Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management	Pacific Investment Management Company LLC

VIT refers to Variable Insurance Trust.

* Prior to May 1, 2015 the portfolio was known as Morgan Stanley Global Tactical Asset Allocation.

Important: You will find more complete information about the Funds, including the risks associated with each Fund, in their respective prospectuses, and if available, summary prospectuses. You should read them in conjunction with this prospectus. You can obtain a prospectus for any underlying Fund by calling 800-544-2442, or visiting Fidelity.com.

____________________________________________________________________________________________________________

Facts about the Contract

____________________________________________________________________________________________________________

PURCHASE OF A CONTRACT

We offer the Contracts only in states in which we have obtained the necessary approval. The Contracts are available on (1) a non-qualified basis ("Non-qualified Contracts"), and (2) as Individual Retirement Annuities ("IRAs") that qualify for special federal income tax treatment ("Qualified Contracts").

• Generally, you may purchase a Qualified Contract only in connection with a "rollover" of funds from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, governmental 457(b) plan, or an IRA. To purchase a Qualified Contract you must make a purchase payment of at least $10,000 and complete an application form. There are other restrictive provisions limiting the timing and amount of payments to and distributions from the Qualified Contract. See Tax Considerations on page 19.

• To purchase a Non-qualified Contract, you must make a purchase payment of at least $2,500 and complete an application form. For a Non-qualified Contract, the proposed Annuitant must be no older than 72 years old (for Contracts purchased through a 1035 exchange, the Annuitant must be no older than 85 years old).

Application and Initial Purchase Payments

If we can accept your application and initial purchase payment in the form received, we will apply the payment to the purchase of a Contract within two business days after receipt at the Annuity Service Center. The date that we credit the payment and issue your Contract is called the Contract Date. If we receive an incomplete application, we will request the information necessary to complete the application.

Once we receive the completed application, we will apply the initial payment to the purchase of a Contract within two business days. If the application remains incomplete for five business days, we will return your payment unless we obtain your specific permission to retain the payment pending completion of the application.

A Non-qualified Contract may also be purchased by exchanging Fidelity Variable Annuity. In this situation, we will exchange the original Contract for a new Contract with a purchase price equal to the Contract Value of the original Contract on the date of the exchange. In addition, a Contract purchased through such an exchange will be subject to certain special provisions, which are described throughout the prospectus.

FILI reserves the right to reject certain deposits made with cash-like instruments including, but not limited to money orders, cashier's checks, bank drafts, postal money orders and Traveler's Express international money orders.

  Additional Payments to Contracts

Contract Owners that were issued contracts other than NRR-96100-FL, NRR-96100-NJ, NRR-96101-NJ, NRR-96100-MD, NRR-96101-MD, NRR-96100-OR, NRR-96101-OR, NRR-96100-VA and NRR-96101-VA are not allowed to make transfers or additional payments into the Fixed Account. Additional payments are allowed into the Variable Account.

You may add money to a Non-qualified Contract during the life of the Annuitant and before the Annuity Date. The smallest such payment we will accept is generally $250. You may, however, elect to make regular monthly payments of a minimum of $100 by authorizing regular transfers from a checking account. See Automatic Deduction Plan on page 22. Furthermore, we may offer Contracts with lower minimum payment requirements to individuals under certain sponsored arrangements that meet our eligibility requirements. See Special Provisions Applicable to Sales Under Sponsored Arrangements on page 22.

NRR7

You may make a telephone, mail or Internet request to add an additional payment to the Contract from your Fidelity mutual fund or Fidelity brokerage "core" account, or other eligible Fidelity account ("Fidelity Account"). You may also request to add an additional payment by moving money from your bank account. Any Contracts and accounts between which money will be transferred must have at least one owner's name in common.

You may make additional payments to a Qualified Contract of additional rollover contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, governmental 457(b) plan, or an IRA. See Tax Considerations on page 19. The smallest such payment we will accept is $2,500, unless your Contract provides for a lower minimum.

After the free look period, additional payments allocated to the variable Subaccounts will be credited to your Contract based on the next computed value of an Accumulation Unit following receipt of your payment at the Annuity Service Center. See Accumulation Units on page 19.

Payments allocated to the Fixed Account will be credited under your Contract as of the date the payment is received at our Annuity Service Center. See The Fixed Account on page 18.

We may limit the maximum amount of initial or subsequent payments that we will accept.

FREE LOOK PRIVILEGE

The entire portion of any net purchase payment allocated to the Variable Account will be placed in the Money Market Subaccount during the free look period, and in most cases, it will remain in the Money Market Subaccount for the entire free look period, which is generally 15 calendar days after the Contract is mailed to you. The Contract Value in the Money Market Subaccount will then be transferred to the Subaccounts you chose on the application or in any later instructions to us. If your free look period ends on a non-business day, the next business day will be used.

If you choose to cancel the Contract, return it to the Annuity Service Center with a written request within the free look period. We will promptly refund the greater of (1) your purchase payment (without interest) or (2) the amount of your purchase payment plus the investment performance of the Money Market Investment Option.

If you are replacing an existing insurance product in certain states or if you are a California resident over age 60, the Contract may be returned within 30 days after you receive it. During the first 15 days, the entire portion of your net purchase payment allocated to the Variable Account will be invested in the Money Market Subaccount. After that period of time, the value in the Money Market Subaccount will then be transferred to the Subaccounts you chose on your application. If you return your Contract after 15 days but within 30 days, you will receive a refund of your Contract Value reflecting investment performance from issue to the day your Contract is received by the insurance company or its authorized representative.

INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENTS

As described above, your Contract Value in the Money Market Subaccount will be allocated among the variable Subaccounts according to the instructions on your application or your later instructions to us, based on the respective Accumulation Unit Values of the Subaccounts at that time. The portion of your initial payment allocated to the Fixed Account will be credited directly to the Fixed Account.

Payments after the free look period are allocated directly to the selected Investment Options. All percentage allocations must be in whole numbers. Contract Owners that were issued contracts other than NRR-96100-FL, NRR-96100-NJ, NRR-96101-NJ, NRR-96100-MD, NRR-96101-MD, NRR-96100-OR, NRR-96101-OR, NRR-96100-VA and NRR-96101-VA are not allowed to make transfers or additional payments into the Fixed Account. Contract Owners that were issued NRR-96100-FL, NRR-96100-NJ, NRR-96101-NJ, NRR-96100-MD, NRR-96101-MD, NRR-96100-OR, NRR-96101-OR, NRR-96100-VA and NRR-96101-VA may not allocate more than $50,000 (including transfers) to the Fixed Account during any one Contract Year, and such allocations are only allowed prior to the Annuity Date. The Fixed Account may also be subject to the an overall maximum allocation amount limitation. See Fixed Account Transfers on page 12. If your future payment allocation instructions are incomplete (e.g. unclear or percentages do not equal 100%), your payments will be allocated to the VIP Money Market Portfolio until we receive your complete instructions. In these cases, we will not be responsible for the results of unit value changes or lost market opportunity. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

NRR7

TRADING AMONG VARIABLE SUBACCOUNTS

You may currently exchange amounts among the variable Subaccounts before the Annuity Date without charge. However, excessive exchange activity can disrupt the Fund management strategy and increase Fund expenses, which are borne by all Contract Owners participating in the Fund regardless of their exchange activity. Therefore, we may limit the number of exchanges permitted, but not to fewer than five per Contract Year. For certain contracts issued after May 1, 1997, FILI also reserves the right to charge for exchanges in excess of twelve per calendar year. We may also require you to submit your exchange instructions by mail.

The request may be in terms of dollars, such as a request to exchange $5,000 from one Subaccount to another, or may be in terms of a percentage reallocation among Subaccounts. In the latter case, the percentages must be in whole numbers. The minimum amount you may exchange is $250 or, if less, the entire portion of your Contract Value allocated to a particular Subaccount. You may exchange amounts or change your investment allocation with respect to future payments by sending a letter or calling the Annuity Service Center or on our Internet website.

  Trading by Telephone or Internet

Fidelity Investments Life reserves the right to revise or terminate the telephone or Internet exchange provisions, limit the amount of or reject any exchange, as deemed necessary, at any time. We will limit telephone/Internet exchanges to a total of eighteen per calendar year. After this total is reached, you will only be permitted to complete exchanges in writing. Multiple exchanges among the Subaccounts in a single trading day count as one exchange. We will not accept exchange requests via fax or electronic mail.

We will not be responsible for any losses resulting from unauthorized telephone or Internet exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record calls. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

  Use of Market Timing Services

In some cases, we may sell contracts to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, market timing services obtain authorization from Contract Owner(s) to make exchanges among the Subaccounts on the basis of perceived market trends. Because the large exchange of assets associated with market timing services may disrupt the management of the portfolios of the Funds, such transactions may become a detriment to Contract Owners not utilizing the market timing service.

The right to exchange Contract Values among Subaccounts may be subject to modification if such rights are executed by a market timing firm or similar third party authorized to initiate exchange transactions on behalf of a Contract Owner(s). In modifying such rights, we may, among other things, decline to accept (1) the exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or (2) the exchange instructions of individual Contract Owners who have executed pre-authorized exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. We will impose such restrictions only if we believe that doing so will prevent harm to other Contract Owners.

Short-Term Trading Risk

Frequent exchanges among Investment Options by Contract Owner(s) can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the Owners, Annuitants, Insureds or Beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value ("NAV").

The insurance-dedicated mutual funds available through the Investment Options are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by Contract Owners. As a result of the adoption of Rule 22c-2 of Investment Company Act of 1940, all Funds have entered into information sharing agreements with FILI that will require FILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

FILI Policies Regarding Frequent Trading

NRR7

FILI does not authorize market timing. FILI has adopted policies and procedures designed to discourage frequent trading (i.e. frequent transfers or exchanges of Contract Value) as described below. If requested by the underlying mutual funds, FILI will consider additional steps to discourage frequent trading of shares of those funds, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent trading may be subjected to temporary or permanent restrictions as described below on future purchases or exchanges in a Fund, and potentially in all funds managed by FMR. Further, Contract Owners who have engaged in frequent trading in other funds managed by FMR - or in other Funds - may be subjected to temporary or permanent restrictions on purchases or exchanges in those funds. FILI may alter its policies, in any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

Although there is no minimum holding period and Contract Owners can make withdrawals or exchanges out of any Investment Option at any time, Contract Owners may ordinarily comply with FILI's policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Investment Option before they withdraw or exchange out of that Investment Option.

In addition, each underlying mutual fund reserves the right to reject the Variable Account's entire purchase or exchange transaction at any time, which would make FILI unable to execute Owner purchase, withdrawal or exchange transactions involving that fund on that trading day. FILI's policies and procedures are separate and independent from any policies and procedures of the underlying mutual funds, and do not guarantee that the mutual funds will not reject Variable Account orders.

Frequent Trading Monitoring and Restriction Procedures.

FILI has adopted policies and procedures related to exchanges among Investment Options that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or exchange into an Investment Option followed by a withdrawal or exchange out of the same Investment Option within 30 days. Owners are limited to one roundtrip transaction per Investment Option within any rolling 90 day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12 month period.

Owners with two or more roundtrip transactions in one Investment Option within a rolling 90 day period will be blocked from making additional allocations or exchanges into that Investment Option, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction, at least two of which are completed on different business days, within any rolling 12 month period will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies issued by FILI or its affiliate, that they own. This rule will apply even if the four or more roundtrips occur in two or more different Investment Options. This restriction will stay in effect for 12 months. If the owner makes another round trip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is restarted and all purchase transactions will be permanently blocked in the violated Investment Option across all contracts with common ownership. "U.S. Mail-Only" for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.

FILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect to any Contract owned or controlled commonly by a person who is the subject of a complex-wide block.

Exceptions.

FILI has approved the following exceptions to the frequent trading policy:

(1) Transactions in the Money Market Investment Option;

(2) Transactions of $1,000 or less within an investment option will not count toward the roundtrip limits (both ends of the roundtrip must exceed this threshold);

(3) Dollar cost averaging, automatic rebalancing, automatic annuity builder, systematic withdrawal program and annuity payments will not count toward an Investment Option's roundtrip limits;

(4) FILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that FILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

No other exceptions will be allowed. The Frequent Trading procedures will be applied consistently to all Owners.

  Effective Date of Exchanges Among Variable Subaccounts

NRR7

When you request an exchange between variable Subaccounts, the redemption of the requested amount from the Subaccount will always be effected as of the end of the Valuation Period in which we receive the request at our Annuity Service Center, or receive it by telephone or through the Internet. We will generally credit that amount to the new Subaccount at the same time.

However, when (1) you are making an exchange to a Subaccount which invests in a portfolio that accrues dividends on a daily basis and requires federal funds before accepting a purchase order, and (2) the Subaccount from which the exchange is being made is investing in an equity portfolio in an illiquid position due to substantial redemptions or exchanges that require it to sell portfolio securities in order to make funds available, then the crediting of the amount exchanged to the new Subaccount may be delayed. This delay will be until the Subaccount from which the exchange is being made obtains liquidity through the earliest of the portfolio's receipt of proceeds from sales of portfolio securities, new contributions by Contract Owners, or otherwise, but no longer than seven days. During this period, the amount exchanged will be uninvested.

  Fixed Account Transfers

Content in this section pertaining to transfers to the Fixed Account only applies to Owners of the following contracts: NRR-96100-FL, NRR-96100-NJ, NRR-96101-NJ, NRR-96100-MD, NRR-96101-MD, NRR-96100-OR, NRR-96101-OR, NRR-96100-VA and NRR-96101-VA. Owners of all other contracts are not allowed to make transfers to the Fixed Account.

You may make transfers to and from the Fixed Account only with our consent, and only before the Annuity Date. You may currently make one transfer per Contract Year from the Variable Account to the Fixed Account, but the total of such transfer plus any purchase payment amounts allocated to the Fixed Account during that Contract Year may not exceed $50,000. The Fixed Account may also be subject to an overall maximum allocation amount limitation.

The minimum dollar amount you may transfer is $250 from any Subaccount or, if less, the entire portion of your Contract Value allocated to a particular Subaccount. If you request a percentage reallocation among the Investment Options, the percentages must be in whole numbers.

The amount that you may transfer from the Fixed Account will be determined by us, at our sole discretion, but will not be less than 25% of the portion of the Contract Value in the Fixed Account at the time of the transfer. When the maximum amount is less than $1,000, we permit a transfer of up to $1,000. You may make one transfer out of the Fixed Account during each Contract Year. We do not permit a transfer or an additional payment into the Fixed Account during the 12 months following the withdrawal or transfer out of the Fixed Account.

When you withdraw or transfer amounts out of the Fixed Account the amounts that have been credited to the Fixed Account for the shortest time are withdrawn first. At the end of the current renewal interest guarantee period, January 31, 2016, the amount that may be transferred for the month of February will be declared and will not be less than the minimums specified above. See The Fixed Account on page 18.

  Important

The portion of your Contract Value allocated to the variable Subaccounts will change with the investment performance of the selected Subaccounts. You should periodically review your allocation of the Contract Value in light of market conditions and your financial objectives. Exchanges or transfers after the Annuity Date are subject to different limitations. See Fixed, Variable, or Combination Annuity Income Options on page 16.

ACCUMULATION UNITS

When you allocate your net purchase payments to a selected variable Subaccount, we credit a particular number of Accumulation Units to your Contract. An Accumulation Unit is a unit of measure used prior to the Annuity Date to calculate the value of your Contract in the Subaccounts.

We determine the number of Accumulation Units credited by dividing the dollar amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount as of the end of the Valuation Period in which the payment is received at the Annuity Service Center. The value of each Subaccount's Accumulation Units varies each Valuation Period (i.e. each day that there is trading on the New York Stock Exchange) with the Total Return of the Subaccount. The Total Return reflects the investment performance of the Subaccount for the Valuation Period and is net of the asset charges to the Subaccount. See Total Return for a Subaccount on page 24.

WITHDRAWALS

You may at any time prior to the Annuity Date surrender your Contract for its Cash Surrender Value. You may also make partial withdrawals of $500 or more. You may request to have the money wired to your Fidelity Account with identical registration. We reserve the right to change telephone withdrawal requirements or limitations. You can request in writing that we transfer withdrawals from your Fidelity annuity directly to your bank account or Fidelity Brokerage or Mutual Fund Account.

NRR7

Certain withdrawals, however, are subject to a penalty tax. See Tax Considerations on page 19. You may not make a partial withdrawal that would reduce your Contract Value to less than $2,500. Unless you provide other instructions, partial withdrawals will be taken from all of your selected Investment Options in proportion to your Contract Value in each investment option at the time of the withdrawal.

We will pay you the amount of any surrender or partial withdrawal, less any required tax withholding, within seven days after we receive a withdrawal request. We may defer payment from the Variable Account under certain limited circumstances for a longer period, and we reserve the right to defer payment from the Fixed Account under any circumstances for not more than six months. See Postponement of Payment on page 23.

Partial Telephone Withdrawals from Annuity Contracts

Clients may request a partial withdrawal by telephone, mail, or internet. Withdrawals by telephone are limited to the following criteria (limitations for online withdrawals may be lower):

1. Withdrawals of $500 to $500,000 with no more than $500,000 being withdrawn within a seven day period. (Withdrawals greater than $500,000 must be requested in writing with a signature guarantee from all registered owners.)

2. The client may not withdraw an amount which would reduce the contract balance to less than $2,500. This would require a surrender of the contract which must be completed in writing and signed by all registered owners.

3. For contracts that have had an address change in the last 10 days, the limit is $10,000. (Withdrawals greater than $10,000 must be requested in writing with a signature guarantee from all registered owners.)

4. The check must be made payable to all registered account owners. (Checks made payable to an alternate payee must be requested in writing with a signature guarantee from all registered owners.)

5. The funds may be requested to be wired to a Fidelity Mutual Fund or Fidelity Brokerage account with identical owner registrations, or directed from an individually owned annuity contract into a jointly owned Fidelity account with at least one identical owner. (Requests to wire funds from a jointly registered account to an individually registered account or from a Trust account into an account with different owners and/or trustees, must be requested in writing with a signature guarantee from all owners/trustees.)

6. Withdrawals must be requested and completed by market close in order to be processed during the current business day. Requests taken after the market close will be processed on the following business day.

  Systematic Withdrawals

Contract Owner(s) may elect in writing on a form we provide to take systematic withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. We will require a $10,000 minimum Contract Value to begin this program. Systematic withdrawals will be taken proportionately from all of your selected Investment Options at the time of each withdrawal. If a systematic withdrawal would bring the Contract Value below $2,500, the systematic withdrawal will be made only for the amount that will reduce the Contract Value to $2,500, and the systematic withdrawal option will automatically terminate.

Each systematic withdrawal is subject to federal income taxes, including any penalty tax that may apply, the same as for any other withdrawal. We reserve the right to modify or discontinue the systematic withdrawal program.

SIGNATURE GUARANTEE OR CUSTOMER AUTHENTICATION

Certain requests may require a signature guarantee or a customer authentication. A signature guarantee or a customer authentication is designed to protect you and Fidelity Investments Life from fraud.

Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1. Loss of account ownership.

2. Any other circumstances where we deem it necessary for your protection.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

CHARGES

The following are all the charges we make under your Contract.

1. Annual Maintenance Charge. Currently, on each Contract Anniversary before the Annuity Date, we deduct an annual maintenance charge of $30 from your Contract Value. We currently waive this annual charge prior to the Annuity Date if your total purchase payments, less any withdrawals, equal at least $25,000. The current Contract Value is not used to determine the eligibility for the waiver. In addition, we waive this annual maintenance charge for Contracts purchased after May 1, 1990 by exchanging Fidelity Variable Annuity. Although we do not now intend to charge more than $30 per year, we reserve the right to increase this annual charge to up to $50 if warranted by the expenses we incur. The criteria for waiving the charge does not use balances or values from other contracts or accounts you may own with FILI or Fidelity Investments.

NRR7

We also reserve the right to assess this charge against all Contracts (except for those Contracts issued after May 1, 1990 by exchanging Fidelity Variable Annuity). We will deduct the annual maintenance charge from each investment option in proportion to the amount of your total Contract Value invested in that option on the date of deduction. We will deduct a pro rata portion of the charge on the Annuity Date or the date the Contract is surrendered. After the Annuity Date, we currently waive this charge, but we reserve the right to deduct this charge on a pro rata basis from each annuity income payment. The charge assessed after the Annuity Date will never be greater than the charge that was in effect just prior to the Annuity Date.

2. Daily Administrative Charge. Each day, we deduct from the assets of the Subaccounts, but not the Fixed Account, a percentage of those assets equivalent to an effective annual rate of 0.05%. We guarantee to never increase this charge above an effective annual rate of 0.25%.

3. Mortality and Expense Risk Charge. We deduct a daily asset charge for our assumption of mortality and expense risks. We make this charge by deducting daily from the assets of each Subaccount a percentage equal to an effective annual rate of not more than 0.75%. As with the daily administrative charge, this charge does not apply to the Fixed Account. We guarantee never to increase this charge above an effective annual rate of 0.75%.

For Contract Owners effecting a life annuity, the mortality risk we bear is that of making the annuity income payments for the life of the Annuitant (or the life of the Annuitant and the life of a second person in the case of a joint and survivor annuity) no matter how long that might be. We also bear a mortality risk under the Contracts, regardless of whether an annuity income payment option is actually effected, in that we make guaranteed purchase rates available. In addition, we bear a mortality risk by guaranteeing a Death Benefit if the Annuitant dies prior to the Annuity Date and prior to age 85. This Death Benefit may be greater than the Contract Value. See Death Benefit on page 15.

The expense risk we assume is the risk that the costs of issuing and administering the Contracts will be greater than we expected when setting the administrative charges.

4. Premium Taxes. In general, we do not currently deduct any amount from your payments for premium taxes. The entire amount of your purchase payments will be allocated to the Investment Options you select. Several states assess a premium tax upon the commencement of annuity income payments. If you live in a jurisdiction which imposes such a tax and if annuity income payments commence under your Contract, we will deduct a charge from your Contract Value for the tax we incur at the Annuity Date. A few states may require us to pay premium taxes upon receipt of your payment. Maine, South Dakota and Wyoming currently require us to pay a premium tax upon receipt of your purchase payment on Non-Qualified contracts. Currently, California and West Virginia are the only two states that impose a premium tax on Qualified Contract premiums. However, we may make a deduction for taxes required by any state upon receipt of your payments for Contracts issued for delivery in that jurisdiction. We reserve the right to make the deduction in any jurisdiction when we incur these taxes. As of the date of this prospectus, the current range of state premium taxes is from 0% to 3.5%.

5. Exchange Charge. On certain Contracts issued after May 1, 1997 we reserve the right to charge for exchanges in excess of twelve per calendar year.

6. Funds' Expenses. The expenses and charges incurred by the Funds are described in their respective prospectuses.

7. Charges for Fund Short-Term Redemption Fees. See Certain Funds Impose A Short-Term Redemption Fee on page 14.

8. Other Taxes. We reserve the right to charge for any other taxes (other than premium taxes) that we may have to pay. See Fidelity Investments Life's Taxes on page 21.

FILI or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the underlying mutual funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the funds' advisors or their affiliates. These payments are not contract charges and do not increase the fund or contract charges described in this section or in the fee table.

CERTAIN FUNDS IMPOSE A SHORT-TERM REDEMPTION FEE

Ten Subaccounts invest in Funds that impose a short-term redemption fee. Any short-term redemption fees that you pay are retained by the Funds, not by FILI, and are part of the Fund's assets. The ten Funds that impose this fee are: Fidelity VIP Consumer Discretionary Portfolio, Fidelity VIP Industrials Portfolio, Fidelity VIP Financial Services Portfolio, Fidelity VIP Health Care Portfolio, Fidelity VIP Energy Portfolio, Fidelity VIP Technology Portfolio, Fidelity VIP Utilities Portfolio, Fidelity VIP Consumer Staples Portfolio, Fidelity VIP Materials Portfolio and Fidelity VIP Telecommunications Portfolio.

NRR7

An Owner (or a person who succeeds to the Owner's rights after the Owner's death) who chooses to redeem an interest in a Subaccount that invests in a Fund that charges a redemption fee will be subject to a 1.00% fund short-term trading fee if and to the extent that the interest in the Subaccount has been held for less than 60 days. For this purpose, interests held longest will be treated as being redeemed first and interests held shortest as being redeemed last.

Redemption from a particular Subaccount occurs when you withdraw money from your Contract from that Subaccount or transfer from that Subaccount to another Subaccount. The fee will apply to all redemptions you request. The fee applies both to one time transactions and to periodic transactions, such as Automatic Rebalancing.

Here are two examples to help you understand the application of the fee.

Example 1: On Day One, you purchase 100 units of a Subaccount that invests in a Fund that imposes the redemption fee. On Day 58, you redeem 50 units from the Subaccount. The value of those 50 units at the time of transfer is $500.

The fee applies to the entire amount transferred. The fee is $5 (1% of $500).

Example 2: On Day One, you purchase 100 units of a Subaccount that invests in a Fund that imposes the redemption fee. On Day 50 you purchase an additional 50 units of the same Subaccount. On Day 65 you redeem 125 units of that Subaccount at $10 each.

The first step is to determine which units are redeemed. Using the first in, first out rule, all 100 units purchased on Day One are redeemed, and 25 of the 50 units purchased on Day 50 are redeemed. The 100 units purchased on Day One are not subject to the redemption fee because they have been held for 60 days or longer, but the 25 units purchased on Day 50 are subject to the fee because they have been held for less than 60 days. The value of the units subject to the redemption fee is $250 (25 units at $10 per unit). The redemption fee is $2.50 (1% of $250).

DEATH BENEFIT

If the Annuitant dies on or before his or her 85th birthday and the death occurs before the Annuity Date, we will, upon receipt of proof of death at the Annuity Service Center, pay a Death Benefit to the Beneficiary you have designated.

For contracts issued in most states, the Death Benefit will be the greater of (1) or (2) below:

1) The purchase payments made, adjusted for any partial withdrawals or partial 1035 exchanges as described in the following sentence and any applicable taxes. Withdrawals or partial 1035 exchanges will reduce the Death Benefit proportionately to the reduction in Contract Value caused by the withdrawal or partial 1035 exchange.

2) The Contract Value on the date that proof of death is received by the Company at the Annuity Service Center. Proof of death is deemed received when we have received the death certificate and all additional required paperwork, such as tax withholding forms and other required documents.

REQUIRED DISTRIBUTIONS UPON DEATH

Federal tax law requires that if any Owner dies before the Annuity Date, the entire interest in the Contract must be distributed within five years after the Owner's death. However, this requirement does not apply to Beneficiaries designated by the Owner if (1) the Beneficiary's or second Owner's entire interest is payable over the Beneficiary's or second Owner's lifetime (or a period not extending beyond the life expectancy of the Beneficiary or second Owner) by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, (2) the Contract is a Non-qualified Contract and the Beneficiary or second Owner is not a spouse of the deceased Owner, in which case the Beneficiary / second Owner may elect to have their entire interest paid over their lifetime in systematic withdrawals with distributions beginning within one year of the date of death (under this option, referred to as the Stretch Benefit Option, the Beneficiary / second Owner can not make ad hoc partial withdrawals but can surrender their Contract for its Cash Surrender Value at any time), or (3) the Beneficiary is the surviving spouse of the deceased Owner, in which case the spouse may elect to continue the Contract as the Owner. Federal tax law does not extend the spousal continuation right described in (3) to civil union partners. Please note that in the event state escheatment laws require escheatment to the state before five years from the date of death of the Owner, a Beneficiary / surviving Owner may not have a full five year distribution period to withdraw the Contract Value as described in the Contract. See Abandoned Property.

If the Contract is jointly owned and if either Owner dies before the Annuity Date, the entire interest will be distributed to the surviving Owner unless the deceased Owner was the Annuitant. In that case, the Beneficiary will receive the distribution.

NRR7

If the Owner is a corporation or other non-individual and the Annuitant dies before the Annuity Date, the Beneficiary's entire interest in the Contract must be distributed in the same manner as if the Contract were owned by one individual who was also the Annuitant and that individual had died prior to the Annuity Date.

The rules regarding required distributions upon the Owner's death are described in the Statement of Additional Information. We intend to administer the Contracts to comply with federal tax law.

ANNUITY DATE

When your Contract is issued, it will generally provide for the latest permissible Annuity Date to be the first day of the calendar month following the Annuitant's 85th birthday or, if later, the first day of the calendar month following the Contract's fifth Contract Anniversary. For a Qualified Contract, you may request that we allow the Annuity Date to be as late as the first day of the calendar month following the Annuitant's 90th birthday. For a Non-qualified Contract, you may request that we allow the Annuity Date to be as late as the first day of the calendar month following the Annuitant's 95th birthday. You may change the Annuity Date by written notice received at the Annuity Service Center at least 30 days prior to the current Annuity Date then in effect. The Annuity Date must be the first day of a month. The earliest permissible Annuity Date is the first day of the calendar month following the expiration of the free look period.

SELECTION OF ANNUITY INCOME OPTIONS

While the Annuitant is living and at least 30 days prior to the Annuity Date, you may elect any one of the annuity income options described in the Contract. You may also change your election to a different annuity income option by notifying us in writing at least 30 days prior to the Annuity Date. Once annuity payments begin, depending on the annuity payment option chosen, it may not be possible to change later to a different form of payment, or to make any withdrawals.

If under a Non-qualified Contract you have not elected an annuity income option at least 30 days prior to the Annuity Date, the automatic annuity income option will be a combination annuity for life, with 120 monthly payments guaranteed, unless the Contract has been inactive and under applicable state law could be considered abandoned property, in which case we will surrender the Contract on the Annuity Date and turn the proceeds over to the state in accordance with applicable state laws.

The Contract Value allocated to the Fixed Account, less any maintenance charge and premium taxes, will be applied to the purchase of the fixed portion of the annuity. The Contract Value allocated to the Variable Account, less any maintenance charge and premium taxes, will be applied to the purchase of the variable portion of the annuity. See Annuity Income Option No. 3 under Types of Annuity Income Options on page 17.

FIXED, VARIABLE, OR COMBINATION ANNUITY INCOME OPTIONS

You may elect to have annuity income payments made on a fixed basis, a variable basis, or a combination of both.

  Fixed Annuity Income Payments

If you choose a fixed annuity, the amount of each payment will be set and will not change. Upon selection of a fixed annuity, your Contract Value will be transferred to the Fixed Account. The annuity income payments will be fixed in amount and duration by (1) the fixed annuity provisions selected, (2) the adjusted age and sex of the Annuitant (except Contracts utilizing unisex purchase rates), and (3) the then current guaranteed interest rate used to determine fixed annuity income payments. In no event will the guaranteed interest rate be less than 3.0% (3.5% for most Contracts issued before May 1, 1997).

  Variable Annuity Income Payments

If you select a variable annuity, we will transfer your Contract Value to the Variable Account. The dollar amount of the first variable annuity income payment will be determined in accordance with (1) the applicable annuity payment rates, (2) the age and sex of the Annuitant (except Contracts utilizing unisex purchase rates), and (3) an assumed annual investment return of 3.5%.

All subsequent variable annuity income payments are calculated based on the Subaccount Annuity Units credited to the Contract. Annuity Units are similar to Accumulation Units except that built into the calculation of Annuity Unit Values is the assumption that the Total Return of a Subaccount will equal the assumed investment return. Thus, with a 3.5% assumed investment return, the Subaccount Annuity Unit Value will not change if the daily Total Return of the Subaccount is equivalent to an annual rate of return of 3.5%. If the Total Return is greater than the assumed investment return, the Subaccount Annuity Unit Value will increase; if the Total Return is less than the assumed investment return, the Subaccount Annuity Unit Value will decrease.

When variable annuity income payments commence, the number of Annuity Units credited to the Contract in a particular Subaccount is determined by dividing that portion of the first variable income annuity payment attributable to that Subaccount by the Annuity Unit Value of that Subaccount for the Valuation Period in which the Annuity Date occurs. The number of Annuity Units of each Subaccount credited to the Contract then remains fixed unless there is a subsequent transfer or exchange involving the Subaccount. The dollar amount of each variable annuity income payment after the first may increase, decrease, or remain constant. The income payment is equal to the sum of the amounts determined by multiplying the number of Annuity Units of each Subaccount credited to the Contract by the Annuity Unit Value for the particular Subaccount for the Valuation Period in which each subsequent annuity income payment is due.

NRR7

  Combination Fixed and Variable Annuity Income Payments

If you select a combination annuity, your Contract Value will be split between the Fixed Account and the Variable Account in accordance with your instructions. Your annuity income payments will be the sum of the income payment attributable to your fixed portion and the income payment attributable to your variable portion.

  Important

After the Annuity Date, transfers between the Variable Account and the Fixed Account are not permitted. Exchanges among the variable Subaccounts, however, are permitted subject to some limitations. See Exchanges Among Subaccounts After the Annuity Date in the Statement of Additional Information.

TYPES OF ANNUITY INCOME OPTIONS

The Contract provides for three types of annuity income options. All are available on a fixed, variable, or combination basis. You may not select more than one option. If your Contract Value on the Annuity Date would not provide an initial monthly payment of at least $20, we may pay the proceeds in a single sum rather than pursuant to the selected option.

1. Life Annuity. We will make income payments monthly during the Annuitant's lifetime ceasing with the last payment due prior to the Annuitant's death. No income payments are payable after the death of the Annuitant. Thus, it is quite possible that income payments will be made that are less than the value of the Contract. Indeed, if the Annuitant were to die within one month after the Annuity Date, only one monthly income payment would have been made. Because of this risk, this option offers the highest level of monthly payments.

2. Joint and Survivor Annuity. Under this option we will provide monthly income payments during the joint lifetimes of the Annuitant, and during the lifetime of the survivor, a designated second person. There are some limitations on the use of this option in Qualified Contracts. As in the case of the life annuity described above, there is no guaranteed number of income payments and no income payments are payable after the death of the Annuitant and the designated second person.

3. Life Annuity with 120 or 240 Monthly Payments Guaranteed. Under this option we provide monthly income payments during the lifetime of the Annuitant, and in any event for one hundred twenty (120) or two hundred forty (240) months certain as elected by you. In the case of a Qualified Contract, the guarantee period may not exceed the amount permitted under the Code.

In the event of the death of the Annuitant under this option, the Contract provides that we will pay any guaranteed monthly income payments to the Beneficiary or Beneficiaries during the remaining months of the term selected. However, a Beneficiary may, at any time, elect to receive the discounted value of his or her remaining income payments in a single sum. In such event, the discounted value for fixed or variable annuity income payments will be based on interest compounded annually at the applicable interest rate used in determining the first annuity income payment.

Upon the death of a Beneficiary receiving annuity benefits under this option, the present value of the guaranteed benefits remaining after we receive notice of the death of the Beneficiary, computed at the applicable interest rate, shall be paid in a single sum to the estate of the Beneficiary. The present value is computed as of the Valuation Period during which notice of the death of the Beneficiary is received at the Annuity Service Center.

  You may choose to have income payments made on a monthly basis or at another frequency such as quarterly, semi-annually, or annually. In addition to the Annuity Income Options provided for in the Contracts, other Annuity Income Options may be made available by the Company.

ABANDONED PROPERTY

State regulations, which can vary, require abandoned property to be escheated to state municipalities. Unclaimed property could come in the form of an outstanding check, unclaimed death benefit, or a matured Contract where the policyholder cannot be located. Please note that some state municipalities require unclaimed property to be escheated to the state within three to five years of the date of death of the Owner. To avoid escheatment we advise that you promptly respond to requests to contact the insurance company. In the event of the Owner's death we advise Beneficiaries to promptly contact the insurance company and provide whatever paperwork the insurance company requests. Beneficiaries who wait too long after the Owner's death to contact the insurance company run the risk of not having sufficient time to make a distribution election before the company is required to escheat the proceeds to the state municipality. In the event the state escheatment laws require escheatment before five years from date of death, a Beneficiary may not have a full five year distribution period as described in the Contract to withdraw the Contract Value.

NRR7

REPORTS TO OWNERS

During the Accumulation period, four times each Contract Year, we will send you a statement of your Contract Value, including a summary of all transactions since the preceding quarterly statement.

You should verify the accuracy of your transaction confirmations and quarterly statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

In addition, we will send you semiannual reports containing financial statements for the Variable Account and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940.

Contract Owners have access to their contract information online at Fidelity.com

____________________________________________________________________________________________________________

The Fixed Account

____________________________________________________________________________________________________________

Because of exemptive and exclusionary provisions, interests in the Fixed Account option under the Contracts have not been registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, interests in the Fixed Account option are not subject to the provisions of those Acts, and Fidelity Investments Life has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus relating to the Fixed Account option. Disclosures regarding the general account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Facts About the Fixed Account

  As noted earlier, you may allocate a portion of your purchase payments or transfer a part of your Contract Value to a fixed-rate investment option funded through our general account (the "Fixed Account") only if you own one of the following contracts: NRR-96100-FL, NRR-96100-NJ, NRR-96101-NJ, NRR-96100-MD, NRR-96101-MD, NRR-96100-OR, NRR-96101-OR, NRR-96100-VA and NRR-96101-VA. The Fixed Account may also be referred to as the "Guaranteed Account" and may be subject to an overall maximum allocation amount limitation.
  Any funds in the Fixed Account do not fluctuate with the investment experience of our general account.
  We guarantee that funds held in the Fixed Account will accrue daily at the minimum interest rate that is required by law.
  When a purchase payment is received or an amount is transferred into the Fixed Account, an interest rate will be assigned to that amount. That rate will be guaranteed for a certain period of time depending on when the amount was allocated to the Fixed Account.

When this initial period expires, a new interest rate will be assigned to that amount which will be guaranteed for a period of at least a year. Thereafter, interest rates credited to that amount will be similarly guaranteed for successive periods of at least one year. Therefore, different interest rates may apply to different amounts in the Fixed Account depending on when the amount was initially allocated. Furthermore, the interest rate applicable to any particular amount may vary from time to time.

  The amount of your Contract Value in the Fixed Account and the amount of interest credited will be included in the quarterly statements we send to you. See Reports to Owners on page 18.

NRR7

_______________________________________________________________

More About the Contract

_______________________________________________________________

TAX CONSIDERATIONS

We do not intend the following discussion to be tax advice. For tax advice you should consult a tax adviser. Although the following discussion is based on our understanding of federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not change. The following discussion does not take into account state or local income tax or other considerations which may be involved in the purchase of a Contract or the exercise of options under the Contract. In addition, the following discussion assumes that the Contract is owned by an individual, and we do not intend to offer the Contracts to "non natural" persons such as corporations, unless the Contract is held by such person as a nominee for an individual. (If the Contract is not owned by or held for a natural person, the Contract will generally not be treated as an annuity for tax purposes.)

The following discussion assumes that the Contract will be treated as an annuity for federal income tax purposes. Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the Contract to be treated as an annuity for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Variable Account, through each of the portfolios of the Funds, intends to comply with these requirements. We have entered into agreements with the Funds that require the Funds to operate in compliance with the Treasury Department's requirements.

In connection with the issuance of prior regulations relating to diversification requirements, the Treasury Department announced that such regulations do not provide guidance concerning the extent to which owners may direct their investments to particular divisions of a separate account. It is not clear when additional guidance will be provided, whether it will be provided at all, or whether it will be prospective only. It is possible that if guidance is issued the Contract may need to be modified to comply with it.

In addition, to qualify as an annuity for federal tax purposes, the Contract must satisfy certain requirements for distributions in the event of the death of the Owner of the Contract. The Contract contains such required distribution provisions. For further information on these requirements see the Statement of Additional Information.

The individual situation of each Owner or Beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due if an Owner or the Annuitant dies.

Qualified Contracts

You may use the Contract as an Individual Retirement Annuity. Under Section 408(b) of the Code, eligible individuals may contribute to an Individual Retirement Annuity ("IRA"). The Code permits certain "rollover" contributions to be made to an IRA. In particular, certain qualifying distributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a Governmental 457(b) plan, or an IRA, may be received tax-free if rolled over to an IRA within 60 days of receipt. Because the Contract's minimum initial payment of $10,000 is greater than the maximum annual contribution permitted to an IRA, a Qualified Contract may be purchased only in connection with a "rollover" of the proceeds from a qualified plan, tax sheltered annuity, or IRA.

In addition, Qualified Contracts will not accept any subsequent contributions other than additional rollover contributions from a 401(a) plan, a tax sheltered annuity, a 403(b) plan, a governmental 457(b) plan, or an IRA.

In order to qualify as an IRA under Section 408(b) of the Code, a Contract must contain certain provisions:

(1) the Owner of the Contract must be the Annuitant and, except for certain transfers incident to a divorce decree, the Owner cannot be changed and the Contract cannot be transferable;

(2) the Owner's interest in the Contract cannot be forfeitable; and

(3) annuity and Death Benefit payments must satisfy certain minimum distribution requirements. Contracts issued on a qualified basis will conform to the requirements for an IRA and will be amended to conform to any future changes in the requirements for an IRA.

Contract Values and Proceeds

Under current law, you will not be taxed on increases in the value of your Contract until a distribution occurs.

  A distribution may occur in the form of a withdrawal, Death Benefit payment, or payments under an Annuity Income Option.

NRR7

  An amount received as a loan under, or the assignment or pledge of any portion of the value of, a Contract may also be treated as a distribution. In the case of a Qualified Contract, you may not receive or make any such loan or pledge. Any such loan or pledge will result in disqualification of the Contract and inclusion of the value of the entire Contract in income.
  Additionally, a transfer of a Non-qualified Contract for less than full and adequate consideration will result in a deemed distribution, unless the transfer is to your spouse (or to a former spouse pursuant to a divorce decree).
  The taxable portion of a distribution is generally taxed as ordinary income.
  Taxes on Surrender of Contract Before Annuity Income Payments Begin

If you fully surrender your Contract before annuity income payments commence, you will be taxed on the portion of the distribution that exceeds your cost basis in your Contract.

For Non-qualified Contracts, the cost basis is generally the amount of your payments, and the taxable portion of the proceeds is taxed as ordinary income.

For Qualified Contracts, the cost basis is generally zero, and the entire amount of the surrender payment is generally taxed as ordinary income.

In addition, for both Qualified and Non-qualified Contracts, amounts received as the result of the death of the Owner or Annuitant that are in excess of your cost basis will also be taxed.

  Taxes on Partial Withdrawals

Partial withdrawals under a Non-qualified Contract are treated for tax purposes as first being taxable withdrawals of investment income, rather than as return of purchase payments, until all investment income has been withdrawn. You will be taxed on the amount withdrawn to the extent that your Contract Value at that time exceeds your purchase payment.

Partial withdrawals under a Qualified Contract are prorated between taxable income and non-taxable return of investment. Generally, the cost basis of a Qualified Contract is zero, and the partial withdrawal will be fully taxed.

If you take a partial withdrawal within 180 days of any prior partial exchange under section 1035 of the Code ("Partial 1035") from either of the contracts that were involved in the Partial 1035 exchange, the Internal Revenue Service may apply general tax principals to determine if the prior Partial 1035 should be recharacterized as a distribution under section 72(e) of the Code or "boot" under section 1035(d)(1) and 1031(c) of the Code. The only exception to this rule is where the partial withdrawal is used to fund an annuity income option for a period of 10 years or more.

All annuity contracts issued by the same company (or an affiliated company) to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in income of any distribution that is not received as an annuity payment. In the case of a Qualified Contract, the tax law requires for all post-1986 contributions and distributions that all individual retirement accounts and annuities be treated as one Contract.

  Taxes on Income Payments

Although the tax consequences may vary depending on the form of annuity selected under the Contract, the recipient of an annuity income payment under the Contract generally is taxed on the portion of such income payment that exceeds the cost basis in the Contract. For variable annuity income payments, the taxable portion is determined by a formula that establishes a specific dollar amount that is not taxed. This dollar amount is determined by dividing the Contract's cost basis by the total number of expected periodic income payments. However, the entire distribution will be fully taxable once the recipient is deemed to have recovered the dollar amount of the investment in the Contract. For Qualified Contracts, the cost basis is generally zero and each annuity income payment is fully taxed. Please note systematic withdrawal payments received under the Stretch Benefit Option described in Required Distributions Upon Death are taxed as annuity income payments.

  3.8% Tax on Net Investment Income

Federal tax law imposes a 3.8% Medicare tax on the lesser of

(1) the taxpayer's "net investment income," (from nonqualified annuities, interest, dividends, etc., offset by specified allowable deductions), or

(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).

NRR7

"Net investment income" in item 1 does not include distributions from tax-qualified plans (i.e., IRAs, Roth IRAs, or arrangements described in Code Sections 401(a), 403(b), or 457(b)) but such income will increase "modified adjusted gross income" in item 2. You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.

  10% Penalty Tax on Early Withdrawals or Distributions

A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions. The penalty tax applies to early withdrawals or distributions. The penalty tax is not imposed on:

(1) distributions made to persons on or after age 59 1/2;

(2) distributions made after death of the Owner;

(3) distributions to a recipient who has become disabled;

(4) distributions in substantially equal installments made for the life of the taxpayer or the lives of the taxpayer and a designated second person; or

(5) in the case of Qualified Contracts, distributions received from the rollover of the Contract into another qualified contract or IRA.

Aggregation of Contracts

In certain circumstances, the IRS may determine the amount of an annuity income payment or a withdrawal from a Contract that is includible in income by combining some or all of the annuity contracts a person owns. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by us, the IRS might in certain circumstances treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining the portion of the distribution that is includible in income. The effects of such aggregation are not always clear; however, it could affect the amount of a withdrawal or an annuity income payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

  Other Tax Information

In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1/2, even if the custodian is 59 1/2 or older.

In addition, in the case of a Qualified Contract, a 50% excise tax is imposed on the amount by which minimum required annuity or Death Benefit distributions exceed actual distributions.

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under the Contract, unless the Owner, Annuitant, or Beneficiary files a written election prior to the distribution stating that he or she chooses not to have any amounts withheld.

Fidelity Investments Life's Taxes

The earnings of the Variable Account are taxed as part of our operations. Under the current provisions of the Code, we do not expect to incur federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Variable Account for our federal income taxes. We will periodically review the need for a charge to the Variable Account for company federal income taxes. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.

OTHER CONTRACT PROVISIONS

You should also be aware of the following important provisions of your Contract.

1. Owner. As an Owner named in the application, you have the rights and privileges specified in the Contract. Only a spouse can be added as a joint owner unless the contract is issued in California, Oregon, Pennsylvania or Vermont, in which case the joint owner can be a non-spouse. Owners own the Contract in accordance with its terms. Because they are inconsistent with the operation of the Contract, we will not accept applications with additional legal terms such as "tenancy by the entirety," "joint tenants in common," or "joint ownership by husband and wife."

NRR7

Prior to the Annuity Date and during the lifetime of the Annuitant, you may change an Owner or Beneficiary (but not the Annuitant) by notifying us in writing. You may not, however, change the Owner of a Qualified Contract. A change in the Owner of a Non-qualified Contract will take effect on the date the request was signed, but it will not apply to any payments we make before the request is received and recorded at the Annuity Service Center. Ownership changes of Non-qualified contracts may be taxable. You should consult a tax advisor before completing this type of change. If there are two Owners, both Owners must provide any written authorizations.

2. Beneficiary. The Beneficiary(ies) is (are) named on the application unless later changed. We will pay the proceeds to the Beneficiary or Beneficiaries if all the Owners or the Annuitant dies before the Annuity Date. No Beneficiary has rights in the Contract until all the Owners or the Annuitant has died. If no Beneficiary survives the deceased Annuitant or the last deceased Owner, the proceeds will be paid to the surviving Owner(s) or to the estate or estates of the deceased Owner(s). All Beneficiaries must be identified by name. A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary." No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined.

3. Misstatement of Age or Sex. If the age or sex of the Annuitant has been misstated, we will change the benefits to those which the proceeds would have purchased had the correct age and sex been stated.

If the misstatement is not discovered until after annuity income payments have started, we will take the following action: (1) if we made any overpayments, we may add interest at the rate of 6% per year compounded annually and charge them against income payments to be made in the future; or (2) if we made any underpayments, the balance plus interest at the rate of 6% per year compounded annually will be paid in a single sum.

4. Assignment. You may assign a Non-qualified Contract at any time during the lifetime of the Annuitant and before the Annuity Date. See Tax Considerations on page 19. No assignment will be binding on us unless it is written in a form acceptable to us and received at our Annuity Service Center. An assignment will affect your rights and the rights of any Beneficiary. We will not be responsible for the validity of any assignment. A Qualified Contract may not be assigned. An assignment is (1) a change of Owner and Beneficiary to the Assignee, or (2) a change of the Contract by the Owner(s) which is not a change of Owner or Beneficiary, but their rights will be subject to the terms of the assignment.

5. Dividends. Our variable annuity Contracts are "non-participating." This means that they do not provide for dividends. Investment results under the Contracts are reflected in benefits.

SELLING THE CONTRACTS

Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., affiliates of FMR LLC, our parent company, distribute the Contracts. Fidelity Brokerage Services LLC is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Corporation is the distributor of the Fidelity family of funds. The principal business address of Fidelity Brokerage Services LLC is 900 Salem Street, Smithfield, Rhode Island 02917 and Fidelity Distributors Corporation is 100 Salem Street, Smithfield, RI 02917.

Compensation paid to persons selling the Contracts may vary depending on whether Contract Values are allocated to the Fixed Account or the Variable Account. We pay Fidelity Insurance Agency, Inc. first year sales compensation of not more than 2% of payments received in the first Contract Year as well as renewal sales compensation in later years based on persistency of Contracts and the size of Contract Values. Our renewal sales compensation payments will be approximately equal to 0.10% of the Contract Value as of the end of each Contract Year.

14.AUTOMATIC DEDUCTION PLAN

Under the automatic deduction plan ("Automatic Annuity Builder") you can make regular payments by pre-authorized transfers from a checking account. Your checking account must be at a banking institution which is a member of ACH (Automated Clearing House). The minimum regular payment is $100. This minimum may be reduced for Contracts issued under certain sponsored arrangements. Transactions pursuant to an automatic deduction plan will be confirmed in your quarterly statement. We reserve the right to restrict your participation in the automatic deduction plan if your checking account has insufficient funds to cover the transfer.

SPECIAL PROVISIONS APPLICABLE TO SALES UNDER SPONSORED ARRANGEMENTS

  Reduction of Charges

We may reduce the annual maintenance charge on Contracts offered to individuals under a sponsored arrangement. See Charges on page 13. We determine the eligibility of groups for such reduced charges, and the amount of such reductions for particular groups, by considering the following factors: (1) the size of the group; (2) the total amount of purchase payments expected to be received from the group; (3) the nature of the group and the persistency expected in that group; (4) the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and (5) any other circumstances which we believe to be relevant in determining whether administrative expenses may be expected.

NRR7

Some of the reductions in charges for these sales may be contractually guaranteed; other reductions may be withdrawn or modified on a uniform basis. Our reductions in charges for sponsored sales will not be unfairly discriminatory to the interests of any Contract Owners.

Contracts issued under a sponsored arrangement generally utilize unisex annuity purchase rates.

  Reduction of Minimum Purchase Payment Requirements

We may also reduce minimum purchase payment requirements on Contracts issued under these arrangements. Because of these reductions, we include a provision in such Contracts that allows us to cancel smaller, inactive Contracts. If we cancel your Contract under this provision, we will pay you your Contract Value in a single sum payment. Specifically, we may, at our option, cancel such a Contract prior to the Annuity Date if all of the following conditions exist at the same time: (1) no purchase payments have been made during the previous 24 months; (2) the total purchase payments credited to the Contract are less than $2,000; and (3) the Contract Value is less than $2,000.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly dollar amount exchanges from either the Money Market Subaccount or the Investment Grade Bond Subaccount (the "Source Account") to any of the other variable Subaccounts but are not permitted to the Fixed Account. Dollar Cost Averaging exchanges are allowed from one Source Account only. Dollar Cost Averaging will not be allowed in conjunction with the Automatic Rebalancing feature described in this prospectus.

These monthly exchanges will take effect on the same day each month. You may select any date from the 1st to the 28th as the date for your dollar cost averaging exchanges (the "Exchange Date"). If the New York Stock Exchange is not open on your selected date in a particular month, the exchange will be made at the close of the Valuation Period that includes the date you selected. Your exchanges will continue until the balance in the Source Account is exhausted or you notify us to cancel Dollar Cost Averaging for your Contract.

The minimum monthly exchange allowed to any variable Subaccount is $250.

Dollar Cost Averaging is available at no charge. Fidelity Investments Life reserves the right to modify or terminate the Dollar Cost Averaging feature.

AUTOMATIC REBALANCING

Automatic Rebalancing is available to you. Automatic Rebalancing is designed to help you maintain your specified allocation mix between the Investment Options. You can direct Fidelity Investments Life to readjust your allocations on a quarterly, semi-annual, or annual basis to return to the allocations you select on the rebalancing instruction form. These exchanges will be made on the same day of each month. You may select any date from the 1st to the 28th as the date for your Automatic Rebalancing exchanges. If the New York Stock Exchange is not open on your selected date in a particular month, the exchanges will be made at the close of the Valuation Period that includes the date you selected. Your exchanges will continue until you notify us to cancel Automatic Rebalancing for your Contract.

Automatic Rebalancing is available at no charge. Fidelity Investments Life reserves the right to modify or terminate the automatic rebalancing feature.

  You may not participate in Automatic Rebalancing and the Dollar Cost Averaging program at the same time.
  Please note that if the Automatic Rebalance occurs within 60 days of a transfer or deposit into one or more of the Funds that impose a short-term redemption fee then the Automatic Rebalancing may result in a fee imposed by certain Funds. For more details about this fee, including a list of the Funds that impose it, please see "Certain Funds Impose a Short-Term Redemption Fee" on page 14.

• You may not use Automatic Rebalancing if you have a balance in the Fixed Account.

POSTPONEMENT OF PAYMENT

• In general, we will ordinarily pay any partial or full cash withdrawal within seven days after we receive your request.

• We will usually pay any Death Benefit within seven days after we receive proof of the Annuitant's death and all required documentation.

• However, we may delay payment if (a) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (b) the SEC by order permits postponement of payment to protect our Contract Owners.

NRR7

• In addition, we reserve the right to delay payment of any partial or full cash withdrawal from the Fixed Account for not more than six months. If payment from the Fixed Account is delayed for more than 30 days, we will credit it with interest from the date of withdrawal at a rate not less than 3.0% per year compounded annually (3.5% per year for most Contracts issued before May 1, 1997) or, if greater, the rate required by law.

____________________________________________________________________________________________________________

More About the Variable Account and the Funds

___________________________________________________________________________________________________________

CHANGES IN INVESTMENT OPTIONS

We may from time to time make additional Subaccounts available to you. These Subaccounts will invest in investment portfolios that we find suitable for the Contracts.

We also have the right to eliminate Subaccounts from the Variable Account, to combine two or more Subaccounts, or to substitute a new portfolio or fund for the portfolio in which a Subaccount invests.

A substitution may become necessary if, in our judgment, a portfolio or Fund no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, a change in a portfolio's investment objectives or restrictions, because the portfolio is no longer available for investment, or for some other reason. We would obtain prior approval from the SEC and any other required approvals before making such a substitution.

We also reserve the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.

TOTAL RETURN FOR A SUBACCOUNT

A Subaccount's Total Return depends on how the investments of the Subaccount perform. We determine the Total Return of a Subaccount at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business. The Total Return reflects the investment performance of the Subaccount for the Valuation Period and is net of the asset charges to the Subaccounts.

Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a portfolio of the Funds are reinvested in shares of that portfolio.

VOTING RIGHTS

We will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and we decide that we are permitted to vote the shares of the Funds in our own right, we may decide to do so.

Before the Annuity Date, we calculate the number of shares that you may instruct us to vote by dividing your Contract Value in a Subaccount by the net asset value of one share of the corresponding portfolio. If variable annuity income payments have commenced, we calculate the number of shares that the payee may instruct us to vote by dividing the reserve maintained in each Subaccount to meet the obligations under the Contract by the net asset value of one share of the corresponding portfolio. Fractional votes will be counted. We reserve the right to modify the manner in which we calculate the weight to be given to your voting instructions where such a change is necessary to comply with then current Federal regulations or interpretations of those regulations.

We will determine the number of shares you can instruct us to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will send you material by mail for providing us with your voting instructions.

If your voting instructions are not received in time, we will vote the shares in the same proportion as the instructions received from other Contract Owners. We will also vote shares we hold in the Variable Account that are not attributable to Contract Owners in the same proportionate manner.

Under certain circumstances, we may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the portfolios, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, we may also disregard instructions to vote for Contract Owner-initiated changes in investment policies or the investment adviser if we disapprove of the proposed changes. We would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if we decided that the change would result in overly speculative or unsound investments. If we ever disregard voting instructions, we will include a summary of our actions in the next semiannual report.

NRR7

RESOLVING MATERIAL CONFLICTS

The investment portfolios of the Funds are available to separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts we establish.

Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Contract Owners and those of other companies, or some other reason. In the event of a conflict, we will take any steps necessary to protect our Contract Owners and variable annuity payees.

LITIGATION

No litigation is pending that would have a material effect on us or the Variable Account.

NRR7

____________________________________________________________________________________________________________

Appendix A

____________________________________________________________________________________________________________

Accumulation Unit Values

Fidelity Investments Variable Annuity Account I

Condensed Financial Information

Fidelity VIP Asset Manager Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2014	50.16	52.66	4,025,496
2013	43.70	50.16	4,434,563
2012	39.17	43.70	4,899,440
2011	40.52	39.17	5,524,929
2010	35.75	40.52	6,238,057
2009	27.91	35.75	6,976,671
2008	39.47	27.91	7,948,042
2007	34.45	39.47	9,098,647
2006	32.36	34.45	10,671,620
2005	31.35	32.36	12,910,160

Fidelity VIP Asset Manager: Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2014	33.32	34.99	1,945,962
2013	27.44	33.32	2,087,911
2012	23.96	27.44	2,340,061
2011	25.74	23.96	2,635,988
2010	22.30	25.74	2,990,543
2009	16.91	22.30	3,445,186
2008	26.56	16.91	3,930,217
2007	22.51	26.56	4,403,308
2006	21.21	22.51	5,283,398
2005	20.58	21.21	6,658,495

Fidelity VIP Balanced Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2014	25.56	27.96	4,222,299
2013	21.54	25.56	4,245,841
2012	18.87	21.54	4,278,857
2011	19.73	18.87	4,704,242
2010	16.85	19.73	5,314,290
2009	12.25	16.85	5,928,936
2008	18.70	12.25	6,523,497
2007	17.29	18.70	7,758,505
2006	15.60	17.29	8,402,687
2005	14.87	15.60	8,939,704

NRR7

Fidelity VIP Consumer Discretionary Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2014	21.86	23.77	689,502
2013	15.62	21.86	1,104,561
2012	12.94	15.62	576,063
2011	13.28	12.94	464,439
2010	10.19	13.28	916,763
2009	7.43	10.19	317,592
2008	11.36	7.43	238,868
2007	12.47	11.36	251,967
2006	11.16	12.47	640,060
2005	10.93	11.16	475,076

Fidelity VIP Consumer Staples Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2014	17.58	20.17	917,685
2013	14.55	17.58	1,174,451
2012	12.71	14.55	1,262,755
2011	11.84	12.71	849,603
2010	10.36	11.84	557,296
2009	8.65	10.36	656,627
2008	11.09	8.65	897,263
2007*	10.00	11.09	412,092

* Period from 5/1/2007 to 12/31/2007

Fidelity VIP Contrafund Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2014	67.06	74.46	11,792,740
2013	51.49	67.06	12,904,202
2012	44.59	51.49	14,458,154
2011	46.11	44.59	16,245,800
2010	39.65	46.11	18,499,736
2009	29.46	39.65	21,130,889
2008	51.65	29.46	23,742,838
2007	44.28	51.65	27,489,831
2006	39.96	44.28	33,608,081
2005	34.44	39.96	40,937,240

NRR7

Fidelity VIP Disciplined Small Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2014	15.41	16.09	1,744,280
2013	11.23	15.41	2,341,884
2012	9.51	11.23	1,414,595
2011	9.72	9.51	1,655,349
2010	7.80	9.72	1,638,282
2009	6.43	7.80	1,339,249
2008	9.79	6.43	939,766
2007	10.10	9.79	831,644
2006*	10.00	10.10	699,209

* Period from 5/1/2006 to 12/31/2006

Fidelity VIP Dynamic Capital Appreciation Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2014	23.94	26.34	1,114,956
2013	17.42	23.94	1,083,317
2012	14.31	17.42	930,612
2011	14.82	14.31	766,432
2010	12.62	14.82	998,007
2009	9.34	12.62	1,083,416
2008	16.03	9.34	1,393,790
2007	15.09	16.03	2,126,145
2006	13.34	15.09	3,113,366
2005	11.10	13.34	3,479,581

Fidelity VIP Energy Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2014	30.53	26.47	2,165,827
2013	24.73	30.53	2,484,401
2012	23.74	24.73	3,183,229
2011	25.19	23.74	4,323,883
2010	21.26	25.19	4,828,050
2009	14.48	21.26	5,804,813
2008	31.94	14.48	6,673,846
2007	22.06	31.94	8,773,979
2006	19.02	22.06	10,125,640
2005	13.10	19.02	14,375,080

NRR7

Fidelity VIP Equity-Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2014	86.23	93.00	4,196,574
2013	67.83	86.23	4,678,162
2012	58.29	67.83	5,186,879
2011	58.20	58.29	5,929,084
2010	50.95	58.20	6,841,710
2009	39.44	50.95	7,898,488
2008	69.34	39.44	9,295,731
2007	68.85	69.34	11,465,736
2006	57.74	68.85	14,489,175
2005	54.98	57.74	16,511,897

Fidelity VIP Financial Services Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2014	11.57	12.73	1,503,666
2013	8.71	11.57	1,861,828
2012	6.83	8.71	1,637,185
2011	8.66	6.83	1,521,800
2010	8.14	8.66	1,846,941
2009	6.45	8.14	2,069,146
2008	13.02	6.45	2,346,556
2007	15.16	13.02	1,482,955
2006	13.14	15.16	2,366,836
2005	12.30	13.14	1,993,375

Fidelity VIP Floating Rate High Income Portfolio

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Unit Value at End of Period
2014*	10.00	9.90	114,707

* Period from 4/30/2014 to 12/31/2014

NRR7

Fidelity VIP Freedom Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2014	13.78	14.18	896,581
2013	13.16	13.78	868,393
2012	12.45	13.16	886,671
2011	12.35	12.45	770,156
2010	11.58	12.35	763,755
2009	10.16	11.58	931,849
2008	11.44	10.16	710,806
2007	10.86	11.44	663,552
2006	10.23	10.86	677,358
2005*	10.00	10.23	441,395

* Period from 8/15/2005 to 12/31/2005

Fidelity VIP Freedom 2005 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2014	14.71	15.22	480,049
2013	13.51	14.71	446,923
2012	12.43	13.51	423,601
2011	12.51	12.43	397,347
2010	11.33	12.51	421,002
2009	9.28	11.33	555,823
2008	12.28	9.28	583,697
2007	11.40	12.28	654,310
2006	10.48	11.40	596,253
2005*	10.00	10.48	450,535

* Period from 8/15/2005 to 12/31/2005

Fidelity VIP Freedom 2010 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2014	15.67	16.25	864,375
2013	13.92	15.67	957,676
2012	12.55	13.92	1,035,511
2011	12.68	12.55	1,196,260
2010	11.31	12.68	1,365,417
2009	9.18	11.31	1,471,187
2008	12.34	9.18	1,681,045
2007	11.45	12.34	1,854,563
2006	10.51	11.45	1,605,420
2005*	10.00	10.51	999,984

* Period from 8/15/2005 to 12/31/2005

NRR7

Fidelity VIP Freedom 2015 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2014	16.02	16.64	1,816,336
2013	14.11	16.02	1,895,307
2012	12.68	14.11	2,006,333
2011	12.82	12.68	2,254,923
2010	11.43	12.82	2,368,707
2009	9.20	11.43	2,536,803
2008	12.71	9.20	2,351,055
2007	11.72	12.71	2,206,814
2006	10.64	11.72	1,653,153
2005*	10.00	10.64	1,040,489

* Period from 8/15/2005 to 12/31/2005

Fidelity VIP Freedom 2020 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2014	16.09	16.74	1,742,922
2013	13.98	16.09	1,825,959
2012	12.43	13.98	1,852,059
2011	12.66	12.43	1,869,090
2010	11.15	12.66	1,966,755
2009	8.72	11.15	2,090,285
2008	13.04	8.72	2,002,936
2007	11.92	13.04	1,852,017
2006	10.74	11.92	1,489,193
2005*	10.00	10.74	1,249,113

* Period from 8/15/2005 to 12/31/2005

Fidelity VIP Freedom 2025 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2014	16.87	17.58	927,073
2013	14.18	16.87	961,109
2012	12.42	14.18	856,982
2011	12.79	12.42	908,522
2010	11.13	12.79	1,039,382
2009	8.63	11.13	1,030,699
2008	13.21	8.63	958,546
2007	12.05	13.21	888,850
2006	10.80	12.05	520,417
2005*	10.00	10.80	371,843

* Period from 8/15/2005 to 12/31/2005

NRR7

Fidelity VIP Freedom 2030 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2014	16.69	17.38	1,002,555
2013	13.83	16.69	1,025,431
2012	12.06	13.83	1,072,253
2011	12.48	12.06	1,069,675
2010	10.84	12.48	1,075,571
2009	8.30	10.84	1,132,297
2008	13.51	8.30	1,245,244
2007	12.23	13.51	1,334,635
2006	10.89	12.23	972,800
2005*	10.00	10.89	658,517

* Period from 8/15/2005 to 12/31/2005

Fidelity VIP FundsManager 20% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2014	12.96	13.38	4,168,731
2013	12.36	12.96	4,519,077
2012	11.81	12.36	5,124,891
2011	11.63	11.81	5,111,204
2010	10.91	11.63	4,849,812
2009	9.97	10.91	4,576,007
2008	10.95	9.97	2,425,256
2007	10.42	10.95	1,664,675
2006*	10.00	10.42	435,782

* Period from 5/1/2006 to 12/31/2006

Fidelity VIP FundsManager 50% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2014	13.87	14.46	6,520,044
2013	12.17	13.87	7,007,512
2012	11.14	12.17	7,680,006
2011	11.27	11.14	8,013,270
2010	10.16	11.27	8,385,367
2009	8.61	10.16	8,312,893
2008	11.20	8.61	5,760,667
2007	10.55	11.20	4,413,485
2006*	10.00	10.55	2,604,530

* Period from 5/1/2006 to 12/31/2006

NRR7

Fidelity VIP FundsManager 60% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2014	12.99	13.58	3,206,657
2013	11.04	12.99	3,204,752
2012	9.97	11.04	3,162,529
2011	10.26	9.97	3,469,741
2010	9.10	10.26	3,317,744
2009	7.49	9.10	2,569,546
2008*	10.00	7.49	1,032,868

* Period from 5/1/2008 to 12/31/2008

Fidelity VIP FundsManager 70% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2014	14.03	14.64	3,649,925
2013	11.62	14.03	4,003,479
2012	10.34	11.62	3,975,570
2011	10.74	10.34	4,597,382
2010	9.47	10.74	5,145,400
2009	7.67	9.47	5,306,693
2008	11.38	7.67	4,937,225
2007	10.64	11.38	4,937,663
2006*	10.00	10.64	3,165,195

* Period from 5/1/2006 to 12/31/2006

Fidelity VIP FundsManager 85% Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2014	13.95	14.57	2,404,521
2013	11.01	13.95	2,675,949
2012	9.73	11.01	3,023,907
2011	10.35	9.73	3,563,105
2010	8.98	10.35	4,052,315
2009	7.04	8.98	4,378,455
2008	11.49	7.04	2,862,658
2007	10.66	11.49	2,759,613
2006*	10.00	10.66	1,772,827

* Period from 5/1/2006 to 12/31/2006

NRR7

Fidelity VIP Growth Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2014	96.00	105.99	3,701,281
2013	70.98	96.00	4,018,383
2012	62.39	70.98	4,424,146
2011	62.77	62.39	5,062,659
2010	50.96	62.77	5,763,535
2009	40.04	50.96	6,520,843
2008	76.40	40.04	7,624,796
2007	60.67	76.40	8,798,099
2006	57.23	60.67	10,575,291
2005	54.53	57.23	13,219,541

Fidelity VIP Growth & Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2014	28.35	31.07	3,503,520
2013	21.40	28.35	3,740,261
2012	18.19	21.40	4,009,162
2011	18.05	18.19	4,268,380
2010	15.84	18.05	4,942,058
2009	12.55	15.84	5,825,765
2008	21.71	12.55	6,860,195
2007	19.52	21.71	7,642,475
2006	17.38	19.52	9,351,178
2005	16.28	17.38	11,486,156

Fidelity VIP Growth Opportunities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2014	21.60	24.04	2,698,547
2013	15.79	21.60	3,217,088
2012	13.31	15.79	3,599,781
2011	13.11	13.31	3,827,482
2010	10.68	13.11	3,888,006
2009	7.38	10.68	4,371,683
2008	16.55	7.38	4,145,619
2007	13.54	16.55	5,170,692
2006	12.94	13.54	6,061,851
2005	11.98	12.94	8,190,100

NRR7

Fidelity VIP Health Care Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2014	28.64	37.74	4,927,534
2013	18.49	28.64	4,606,802
2012	15.43	18.49	2,802,296
2011	14.36	15.43	2,642,001
2010	12.34	14.36	2,035,909
2009	9.38	12.34	2,436,898
2008	13.95	9.38	3,250,030
2007	12.76	13.95	3,107,253
2006	12.09	12.76	4,341,753
2005	10.42	12.09	8,159,756

Fidelity VIP High Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2014	47.34	47.51	1,795,004
2013	45.05	47.34	2,083,273
2012	39.76	45.05	2,504,053
2011	38.52	39.76	2,504,926
2010	34.12	38.52	2,917,761
2009	23.89	34.12	3,421,967
2008	32.11	23.89	3,533,255
2007	31.49	32.11	4,442,129
2006	28.54	31.49	5,808,640
2005	28.01	28.54	7,535,781

Fidelity VIP Index 500 Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2014	54.56	61.47	6,985,290
2013	41.59	54.56	7,258,338
2012	36.17	41.59	7,602,730
2011	35.73	36.17	8,344,326
2010	31.32	35.73	9,604,270
2009	24.93	31.32	11,105,342
2008	39.90	24.93	12,449,266
2007	38.15	39.90	14,325,858
2006	33.32	38.15	17,439,992
2005	31.95	33.23	21,839,726

NRR7

Fidelity VIP Industrials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2014	34.56	36.41	999,876
2013	24.92	34.56	1,239,442
2012	20.96	24.92	955,527
2011	22.16	20.96	1,278,607
2010	17.04	22.16	1,533,870
2009	12.25	17.04	1,516,834
2008	20.53	12.25	1,521,448
2007	17.50	20.53	1,673,881
2006	15.25	17.50	2,058,225
2005	13.62	15.25	2,415,614

Fidelity VIP Investment Grade Bond Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2014	38.94	40.88	4,399,870
2013	39.97	38.94	4,797,041
2012	38.05	39.97	6,385,050
2011	35.73	38.05	7,156,532
2010	33.41	35.73	8,124,403
2009	29.11	33.41	9,783,831
2008	30.33	29.11	9,715,213
2007	29.30	30.33	10,845,123
2006	28.30	29.30	13,048,490
2005	27.92	28.30	16,847,122

Fidelity VIP Materials Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2014	17.74	17.66	840,486
2013	14.64	17.74	1,005,397
2012	12.28	14.64	1,385,246
2011	13.49	12.28	1,772,017
2010	10.58	13.49	2,937,739
2009	5.99	10.58	2,646,510
2008	11.36	5.99	1,449,137
2007*	10.00	11.36	829,578

* Period from 5/1/2007 to 12/31/2007

NRR7

Fidelity VIP Mid Cap Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2014	35.96	37.91	8,027,673
2013	26.61	35.96	9,018,529
2012	23.36	26.61	10,062,445
2011	26.34	23.36	12,364,234
2010	20.61	26.34	14,918,504
2009	14.83	20.61	15,903,244
2008	24.69	14.83	17,916,255
2007	21.53	24.69	22,280,760
2006	19.26	21.53	29,126,311
2005	16.41	19.26	36,634,069

Fidelity VIP Money Market Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2014	21.27	21.11	11,916,873
2013	21.44	21.27	14,129,145
2012	21.58	21.44	15,608,557
2011	21.73	21.58	19,936,293
2010	21.86	21.73	21,512,929
2009	21.88	21.86	29,305,516
2008	21.41	21.88	52,267,532
2007	20.51	21.41	37,590,476
2006	19.71	20.51	37,398,406
2005	19.29	19.71	36,772,177

Fidelity VIP Overseas Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2014	47.66	43.46	1,373,243
2013	36.84	47.66	1,528,658
2012	30.76	36.84	1,760,034
2011	37.43	30.76	2,056,331
2010	33.36	37.43	2,355,416
2009	26.57	33.36	2,721,090
2008	47.67	26.57	3,310,445
2007	40.97	47.67	3,969,430
2006	34.97	40.97	4,971,624
2005	29.61	34.97	5,966,639

NRR7

Fidelity VIP Real Estate Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2014	24.84	32.07	1,520,723
2013	24.59	24.84	1,474,565
2012	20.91	24.59	2,093,512
2011	19.50	20.91	1,980,608
2010	15.07	19.50	2,262,393
2009	11.03	15.07	2,247,158
2008	18.50	11.03	2,371,487
2007	22.66	18.50	2,683,280
2006	16.71	22.66	6,945,134
2005	14.63	16.71	6,708,847

Fidelity VIP Strategic Income Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2014	17.66	18.15	4,223,990
2013	17.75	17.66	4,876,374
2012	16.19	17.75	6,801,345
2011	15.60	16.19	7,333,085
2010	14.34	15.60	7,534,671
2009	11.12	14.34	8,838,368
2008	12.48	11.12	6,471,297
2007	11.92	12.48	6,617,196
2006	11.14	11.92	7,289,746
2005	10.89	11.14	8,731,182

Fidelity VIP Technology Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2014	19.76	21.94	2,440,151
2013	15.59	19.76	2,446,863
2012	13.37	15.59	3,048,760
2011	14.94	13.37	4,328,483
2010	11.79	14.94	5,486,041
2009	6.06	11.79	6,144,403
2008	12.41	6.06	3,487,073
2007	10.85	12.41	4,720,069
2006	10.11	10.85	4,869,014
2005	9.19	10.11	6,567,286

NRR7

Fidelity VIP Telecommunications Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2014	12.32	12.65	222,400
2013	10.24	12.32	300,270
2012	8.58	10.24	356,301
2011	8.83	8.58	276,641
2010	7.57	8.83	331,966
2009	5.16	7.57	373,296
2008	9.89	5.16	131,004
2007*	10.00	9.89	127,153

* Period from 5/1/2007 to 12/31/2007

Fidelity VIP Utilities Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2014	18.41	22.24	1,327,937
2013	15.34	18.41	1,146,613
2012	14.39	15.34	1,360,430
2011	12.82	14.39	1,641,132
2010	11.62	12.82	1,316,399
2009	10.15	11.62	1,669,031
2008	15.89	10.15	2,417,528
2007	13.27	15.89	3,795,716
2006	10.15	13.27	4,287,848
2005	9.34	10.15	2,558,983

Fidelity VIP Value Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2014	16.43	18.16	1,015,068
2013	12.50	16.43	917,738
2012	10.43	12.50	726,437
2011	10.78	10.43	1,034,102
2010	9.22	10.78	1,370,079
2009	6.52	9.22	1,455,704
2008	12.29	6.52	1,036,148
2007	12.13	12.29	1,215,791
2006	10.66	12.13	984,614
2005*	10.00	10.66	671,528

* Period from 8/15/2005 to 12/31/2005

NRR7

Fidelity VIP Value Strategies Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2014	22.34	23.67	1,673,543
2013	17.26	22.34	2,162,526
2012	13.67	17.26	2,474,493
2011	15.11	13.67	2,532,164
2010	12.03	15.11	3,114,887
2009	7.70	12.03	3,360,569
2008	15.88	7.70	3,625,060
2007	15.15	15.88	5,320,885
2006	13.12	15.15	5,883,403
2005	12.89	13.12	8,110,420
2004	11.38	12.89	13,896,276

* Period from 9/26/2003 to 12/31/2003

BlackRock Global Allocation V.I. Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2014	11.51	11.64	665,831
2013	10.13	11.51	601,475
2012*	9.89	10.13	190,959

* Period from 04/30/2012 to 12/31/2012

Franklin U.S. Government Securities VIP Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2014	9.80	10.05	245,350
2013	10.10	9.80	129,257
2012*	10.05	10.10	319,529

* Period from 04/30/2012 to 12/31/2012

Templeton Global Bond VIP Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2014	10.83	10.94	754,804
2013	10.74	10.83	653,415
2012*	10.00	10.74	376,687

* Period from 04/30/2012 to 12/31/2012

NRR7

Invesco V.I. Global Core Equity Subaccount*

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2014	17.57	17.55	529,796
2013	14.46	17.57	595,969
2012	12.81	14.46	662,541
2011	14.50	12.81	787,743
2010	13.17	14.50	947,330
2009	11.45	13.17	1,121,448
2008	19.28	11.45	1,425,798
2007	18.22	19.28	1,965,670
2006	15.16	18.22	2,563,298
2005	14.44	15.16	2,985,517

* On May 28, 2010 this subaccount acquired the assets and liabilities of the Morgan Stanley Global Value Equity subaccount.

Lazard Retirement Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2014	14.90	14.14	1,359,075
2013	15.18	14.90	1,716,500
2012	12.51	15.18	2,420,270
2011	15.33	12.51	3,075,272
2010	12.56	15.33	4,828,045
2009	7.44	12.56	5,228,236
2008	14.59	7.44	3,253,919
2007	11.00	14.59	4,370,003
2006*	10.00	11.00	1,863,324

* Period from 5/1/2006 to 12/31/2006

Morgan Stanley Emerging Markets Debt Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2014	29.84	30.47	613,851
2013	32.97	29.84	728,402
2012	28.18	32.97	1,325,166
2011	26.54	28.18	1,166,994
2010	24.37	26.54	1,389,916
2009	18.87	24.37	1,282,334
2008	22.37	18.87	1,150,990
2007	21.17	22.37	1,387,587
2006	19.26	21.17	1,970,351
2005	17.30	19.26	2,835,944

NRR7

Morgan Stanley Emerging Markets Equity Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2014	27.47	26.03	1,421,782
2013	27.98	27.47	1,746,796
2012	23.52	27.98	2,311,310
2011	28.99	23.52	2,965,468
2010	24.55	28.99	4,033,699
2009	14.57	24.55	4,950,157
2008	33.86	14.57	5,366,296
2007	24.31	33.86	8,897,727
2006	17.87	24.31	9,701,016
2005	13.45	17.87	10,662,607

Morgan Stanley Global Strategist Subaccount*

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2014	16.32	16.54	633,654
2013	14.19	16.32	723,193
2012	12.57	14.19	867,221
2011	13.15	12.57	1,049,297
2010	12.55	13.15	1,488,176
2009	9.54	12.55	1,940,520
2008	17.37	9.54	2,515,571
2007	15.28	17.37	3,840,145
2006	12.31	15.28	4,863,580
2005	11.17	12.31	4,990,911

* Prior to May 1, 2015 the portfolio was known as Morgan Stanley Global Tactical Asset Allocation.

PIMCO VIT CommodityRealReturn® Strategy Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2014	8.60	6.96	34,232
2013	10.16	8.60	52,460
2012*	10.01	10.16	89,288

* Period from 04/30/2012 to 12/31/2012

PIMCO VIT Low Duration Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2014	11.05	11.06	3,658,333
2013	11.15	11.05	3,838,824
2012	10.62	11.15	4,852,864
2011	10.59	10.62	4,751,657
2010	10.14	10.59	4,105,605
2009*	10.00	10.14	1,701,042

* Period from 09/30/2009 to 12/31/2009

NRR7

PIMCO VIT Real Return Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2014	11.86	12.13	1,334,496
2013	13.17	11.86	1,844,629
2012	12.21	13.17	4,156,976
2011	11.02	12.21	3,746,158
2010	10.28	11.02	1,949,650
2009*	10.00	10.28	1,113,929

* Period from 09/30/2009 to 12/31/2009

PIMCO VIT Total Return Subaccount

Accumulation Unit Value at Beginning of Period		Accumulation Unit Value at End of Period	Number of Accumulation Units at End of Period
2014	11.79	12.20	2,816,913
2013	12.12	11.79	3,536,056
2012	11.15	12.12	5,025,290
2011	10.85	11.15	4,518,311
2010	10.12	10.85	4,100,165
2009*	10.00	10.12	2,077,090

* Period from 09/30/2009 to 12/31/2009

Any Subaccounts that were not part of the Variable Account in 2014 are not reported in the above table.

Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown in the financial statements are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit Values shown for the beginning and end of each period.

The financial statements of the Variable Account appear in the Statement of Additional Information.

NRR7

____________________________________________________________________________________________________________

Table of Contents
of the Statement of Additional Information

____________________________________________________________________________________________________________

Accumulation Units	2
Fixed Annuity Income Payments	2
Exchanges Among Subaccounts After the Annuity Date	2
Unavailability of Annuity Income Options in Certain Circumstances	2
IRS Required Distributions	2
Safekeeping of Variable Account Assets	3
Distribution of the Contracts	3
State Regulation	3
Legal Matters	3
Registration Statement	3
Experts	3
Financial Statements	3
Variable Account (enclosed)
Fidelity Investments Life Insurance Company (enclosed)

Investment Company Act of 1940 File no. 811-5315
NRR7-PRO-0415
1.756510.116

NRR7

THIS PAGE INTENTIONALLY LEFT BLANK

NRR7

INDIVIDUAL RETIREMENT ANNUITY
DISCLOSURE STATEMENT

1. Internal Revenue Service Regulations require you be given this Disclosure Statement to make certain that you fully understand the nature of an Individual Retirement Account (IRA). For this reason, it is important that you read this statement carefully.

Revocation

2. You are allowed to revoke or cancel your IRA within ten (10) days of the later of (1) the date of the application for the IRA; or (2) the date you receive the IRA contract. A revocation treats an IRA as if it never existed, and entitles you to a full refund of your entire contribution. FILI will refund the greater of: (1) your Purchase Payment in full, neither crediting your account for earnings, nor charging it with any administrative expenses, or (2) your contract value at the time of revocation plus any amount deducted from your contribution prior to such time.

You may revoke your IRA by mailing or delivering a notice of revocation to:

Fidelity Investments Life Insurance Company
Annuity Service Center
P.O. Box 770001
Cincinnati, Ohio 45277-0050

Any question regarding this procedure may be directed to a Fidelity Insurance Specialist at 1-800-544-2442.

Contributions

3. You may establish an IRA for the purpose of rolling over all or a portion of your distribution from a qualified plan, tax sheltered annuity or other IRA. If you retire, terminate your employment prior to retirement age, or become disabled, and you are entitled to a single sum distribution, all or a portion of the distribution may be transferred to a qualifying IRA tax-free if done within 60 days of receipt of the single sum distribution. The amount of your rollover IRA contribution will not be included in your taxable income for the year in which you receive the qualified plan distribution.

4. Subsequent contributions, other than additional rollover contributions from another qualified plan, tax sheltered annuity or IRA, will not be accepted.

5. No deduction is allowed for a rollover contribution which is not treated as income to the individual.

Investments

6 The assets in your IRA are nonforfeitable, subject to the surrender charges specified in the IRA contract.

7. The assets in your IRA cannot be commingled with other property except in a common trust fund or common investment fund.

8. No part of the IRA may be invested in life insurance or endowment contracts.

Distributions

9. Distributions from your IRA will be included in your gross income for Federal income tax purposes for the year in which you receive them except to the extent treated under the tax law as a recovery of non-deductible contribution if any.

10. To the extent it's included in gross income, a distribution from your IRA made before age 59 1/2 will be subject to a 10% non-deductible penalty tax (in addition to being taxable as ordinary income) unless the distribution is (1) rolled over or transferred to another IRA; (2) is made on account of your death or disability; (3) is one of a scheduled series of payments over your life or life expectancy or the joint lives or joint life expectancies of yourself and the second person designated by you; or (4) satisfies some other exception to this penalty tax.

11. You must begin receiving distributions of the assets in your IRAs by April 1 of the calendar year following the calendar year in which you reach age 70 1/2. Subsequent distributions must be made by December 31 of each year.

12. You may select one of the following methods of distribution for the assets of this IRA:

(a) Distribution as an annuity over your life or your life and the life of a second person designated by you;

(b) Distribution as an annuity for a period certain not to exceed your life expectancy or the joint life expectancy of yourself and a second person designated by you;

Not Part of the Prospectus

FVA-91200

(c) Single sum payment; or

(d) Partial withdrawals that, together with withdrawals from your other IRAs, satisfy the minimum distribution requirements discussed below.

(See Contract and Endorsement for a full description of these permissible distribution methods.)

13. Once distributions are required to begin, they must not be less than the amount each year (determined in accordance with IRS Regulations) which would exhaust the value of all your IRAs over the required distribution period. You will be subject to a 50% excise tax on the amount by which the distribution you actually received in any year falls short of the minimum distribution required for the year.

14. If you die after distribution of the IRA has commenced, the remaining balance must continue to be distributed under the same or a more rapid method of distribution.

15. If you die before distribution of the IRA commences, the entire balance must be distributed to the beneficiary within five (5) years unless:

(a) The beneficiary is your surviving spouse and the beneficiary either treats the IRA as his or her own IRA or elects to receive payments over his or her own life or life expectancy commencing at any date prior to the later of (i) December 31 of the calendar year immediately following the calendar year of your death, or (ii) December 31 of the calendar year in which you would have reached age 70 1/2; or

(b) The beneficiary is not your surviving spouse and the beneficiary elects to have the IRA distributed over his or her life expectancy commencing on or before December 31 of the calendar year immediately following the calendar year of your death.

16. You may rollover all or a portion of your IRA into another IRA or individual retirement account and maintain the tax-deferred status of these assets. Tax-free rollovers between IRAs may be made no more than once every twelve months.

Other Tax Considerations

17. Distributions are taxed as ordinary income under Federal income tax laws.

18. The tax treatment of single sum distributions under Section 402(e) of the Code is not applicable to distributions from IRAs.

19. Reporting to the IRS will be required by you in the event that special taxes or penalties described herein are due. You must file Treasury Form 5329 with the IRS for each taxable year in which a premature distribution takes place or less than the required minimum amount is distributed from your IRA. The Tax Reform Act of 1986 also requires you to report the amount of all distributions you received from your IRA and the aggregate balance of all IRAs as of the end of the calendar year.

20. The Contract has not been approved as to form for use as an IRA by the Internal Revenue Service. Such approval is a determination only as to the form of the Contract, and does not represent a determination of the merits of the Contract.

21. Further information can be obtained from any district office of the Internal Revenue Service.

Prohibited Transactions

22. If any of the events prohibited by Section 4975 of the Code (such as any sale, exchange or leasing of any property between you and your IRA) occur during the existence of your IRA, your Contract will be disqualified and the entire balance in your Contract will be treated as if distributed to you, as of the first day of the year in which the prohibited event occurs. This "distribution" would be subject to ordinary income tax and, if you were under age 59 1/2 at the time, to the 10% penalty tax on premature distributions.

23. If you or your beneficiary borrow any money under, or by use of, all or a portion of your IRA, then your Contract will lose its qualification as an IRA, and the entire balance will be treated as a distribution to you and subject to a 10% penalty tax on premature distributions, discussed above.

Financial Information

24. The value of your investment will depend on how you allocate funds between the Fixed Account and the Subaccounts of the Variable Account. The Company guarantees that the portion of your contract value that is held in the Fixed Account will accrue interest daily at specified interest rates that vary from time to time. With respect to funds allocated to the Variable Account, the value will depend upon the actual investment performance of the subaccounts that you choose; no minimum value is guaranteed. See your prospectus for a more detailed description.

Not Part of the Prospectus

FVA-91200

25. As further described in the prospectus, the following are charges that the Company currently makes:

(a) Administrative Charge

The Company currently deducts an annual maintenance charge of $30 on each contract anniversary. This charge is currently waived if total payments, less any withdrawals, equal at least $25,000.

The Company also deducts a daily charge from the assets of the subaccounts equivalent to an effective annual rate of 0.05%. This charge is not made against the Fixed Account.

(b) Mortality and Expense Risk Charge

The Company deducts a daily charge from the assets of the subaccounts equivalent to an effective annual rate of 0.75%. This charge is not made against the Fixed Account.

(c) Portfolio Expenses

The portfolios associated with the Variable Account incur operating expenses and pay monthly management fees. The level of expenses vary by portfolio. This charge is not made against the Fixed Account.

Not Part of the Prospectus

FVA-91200

THIS PAGE INTENTIONALLY LEFT BLANK

Not Part of the Prospectus

FVA-91200

PART B

INFORMATION REQUIRED IN A STATEMENT

OF ADDITIONAL INFORMATION

FIDELITY RETIREMENT RESERVES
STATEMENT OF ADDITIONAL INFORMATION
April 30, 2015

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts ("Contracts") offered by Fidelity Investments Life Insurance Company through its Variable Annuity Account I (the "Variable Account"). You may obtain a copy of the Prospectus dated April 30, 2015, without charge by calling 1-800-544-2442, or by accessing the SEC Internet website at (http://www.sec.gov).

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.

TABLE OF CONTENTS	PAGE
Accumulation Units	(Click Here)
Fixed Annuity Income Payments	(Click Here)
Exchanges Among Subaccounts After the Annuity Date	(Click Here)
Unavailability of Annuity Income Options in Certain Circumstances	(Click Here)
IRS Required Distributions	(Click Here)
Safekeeping of Variable Account Assets	(Click Here)
Distribution of the Contracts	(Click Here)
State Regulation	(Click Here)
Legal Matters	(Click Here)
Registration Statement	(Click Here)
Experts	(Click Here)
Financial Statements	(Click Here)
Variable Account (enclosed)
Fidelity Investments Life Insurance Company (enclosed)

NRR7-PTB-0415
1.756511.116

ACCUMULATION UNITS

We credit your payments allocated to the variable Subaccounts in the form of Accumulation Units. The number of Accumulation Units credited to each Subaccount is determined by dividing the net payment allocated to that Subaccount by the Accumulation Unit Value for that Subaccount for the Valuation Period during which the payment is received. In the case of the initial payment, we credit Accumulation Units as explained in the prospectus. Accumulation Units are adjusted for any exchanges or transfers into or out of a Subaccount.

For each variable Subaccount the Accumulation Unit Value for the first Valuation Period of the Subaccount was set at $10.00. The Accumulation Unit Value for each subsequent Valuation Period is the Net Investment Factor for that period, multiplied by the Accumulation Unit Value for the immediately preceding Valuation Period. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next.

Each variable Subaccount has a Net Investment Factor (also referred to as the "Total Return"). The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where:

(a) Is the value of the assets at the end of the preceding Valuation Period;

(b) Is the investment income and capital gains, realized or unrealized, credited during the current valuation period;

(c) Is the sum of:

(1) The capital losses, realized or unrealized, charged during the current valuation period plus any amount charged or set aside for taxes during the current Valuation Period; plus

(2) The deduction from the Subaccount during the current Valuation Period representing a daily charge equivalent to an effective annual rate of 0.80%.

The Net Investment Factor may be greater than or less than one. If it is greater than one, the Accumulation Unit Value will increase; if less than one, the Accumulation Unit Value will decrease.

FIXED ANNUITY INCOME PAYMENTS

The amount of monthly annuity income payments for a selected fixed annuity income option or the fixed portion of a selected combination annuity income option is calculated by applying the proceeds payable to the income payment rates for the option selected. Annuity income payments will be the larger of:

(a) The income based on the rates shown in the contract's Annuity Tables for the option chosen; and

(b) The income calculated by applying the proceeds as a single premium to our single premium annuity rates in effect on the date of the first income payment for the same plan.

Annuity income payments under a fixed annuity or fixed portion of a combination annuity will not vary in dollar amount and will not be affected by the investment performance of the Variable Account. Amounts used to purchase a fixed annuity may not be later transferred to a variable annuity.

EXCHANGES AMONG SUBACCOUNTS AFTER THE ANNUITY DATE

After the Annuity Date, you may instruct us to reallocate the value of some or all of the Annuity Units of a variable Subaccount then credited to your Contract into an equal value of Annuity Units of one or more other Subaccounts. The exchange shall be based on the relative value of the Subaccount Annuity Units at the end of the Valuation Period in which the request is received and will affect income payments determined after that Valuation Period. To make such an exchange, you must contact the Annuity Service Center. The value of the Annuity Units exchanged must provide at least a $50 annuity income payment at the time of the exchange, unless all of the Annuity Units of a Subaccount are being exchanged.

UNAVAILABILITY OF ANNUITY INCOME OPTIONS IN CERTAIN CIRCUMSTANCES

We do not offer annuity income options to any corporate beneficiary, partnership or trustee; any assignee, unless that assignee is a beneficiary; or the executors or administrators of the Annuitant's estate.

IRS REQUIRED DISTRIBUTIONS

If the Owner of the Contract dies (or either Joint Owner if the Contract is owned jointly) before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the person entitled to the proceeds as described in this section so that the Contract qualifies as an annuity under the Internal Revenue Code.

If the death occurs on or after the Annuity Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the Annuity Date, the entire interest in the Contract must be distributed within five years after the date of death, unless the following conditions are met: (1) The Beneficiaries' or second Owner's entire interest is payable over the Beneficiaries or second Owner's lifetime (or a period not extending beyond the life expectancy of the Beneficiaries or second Owner) by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, (2) the Contract is a Non-qualified Contract and the Beneficiary or second Owner is not a spouse of the deceased Owner, in which case the Beneficiary / second Owner may elect to have their entire interest paid over their lifetime in systematic withdrawals with distributions beginning within one year of the date of death (under this option, referred to as the Stretch Benefit Option, the Beneficiary / second Owner can not make ad hoc partial withdrawals but can surrender their Contract for its Cash Surrender Value at any time), or (3) the Beneficiary is the surviving spouse of the deceased Owner, in which case the spouse may elect to continue the Contract as the Owner. However, for Qualified Contracts where the Owner's spouse is the Beneficiary, annuity income payments need not begin within one year after the Owner's death, rather they need only begin on or before April 1 of the calendar year following the calendar year in which the Owner would have attained age 70 1/2. The Owner's designated beneficiary is the person to whom proceeds of the Contract pass by reason of the death of the Owner. Federal tax law does not extend the spousal continuation right described in (3) to civil union partners. Please note that in the event state escheatment laws require escheatment to the state before five years from the date of death of the Owner, a Beneficiary / surviving Owner may not have a full five year distribution period to withdraw the Contract Value as described in the Contract. See Abandoned Property.

If the Contract Owner is a trust or other "non-natural person," and the Annuitant dies before the Annuity Date, the required distribution upon death rules will apply.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by Fidelity Investments Life. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Subaccounts. We maintain fidelity bond coverage for the acts of our officers and employees.

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contracts are distributed through Fidelity Brokerage Services LLC and Fidelity Insurance Agency, Inc., which are affiliated with FMR LLC and Fidelity Investments Life. The offering of the contracts is continuous, and we do not anticipate discontinuing offering the Contracts. However, we reserve the right to discontinue offering the Contracts.

STATE REGULATION

Fidelity Investments Life is subject to regulation by the Department of Insurance of the State of Utah, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contracts described in the Prospectus and Statement of Additional Information have been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Edward M. Shea, General Counsel of Fidelity Investments Life Insurance Company.

REGISTRATION STATEMENT

We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contracts. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.

EXPERTS

The consolidated financial statements of the Company as of December 31, 2014 and 2013 and for each of the three years in the period ended December 31, 2014, and the financial statements of Fidelity Investments Variable Annuity Account I of the Company as of December 31, 2014 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 125 High Street, Boston, Massachusetts 02110.

FINANCIAL STATEMENTS

The consolidated financial statements of the Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts. Please note that Fidelity Investments Life Insurance Company is relying on the exemption provided by SEC Rule 12h-7 in its preparation of the financial statements of Fidelity Investments Life Insurance Company provided herein.

THIS PAGE INTENTIONALLY LEFT BLANK

NRR7

Statements of Assets and Liabilities Statements of Operations Statements of Changes in Net Assets

(Fidelity Cover Art)
Fidelity® Investments

Variable Annuity Account I

Annual Report

December 31, 2014

Fidelity Investments Variable Annuity Account I

Statements of Assets and Liabilities

December 31, 2014

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class	VIP - Growth	VIP - Growth Investor Class
Assets:
Investments at market value	$ 275,178	$ 847,549	$ 109,925	$ 378,043	$ 453,411	$ 293,306	$ 434,223	$ 190,305
Receivable from FILI	0	0	0	0	0	0	0	0
Total assets	275,178	847,549	109,925	378,043	453,411	293,306	434,223	190,305
Liabilities:
Payable to FILI	82	6	18	1	41	0	12	0
Total net assets	$ 275,096	$ 847,543	$ 109,907	$ 378,042	$ 453,370	$ 293,306	$ 434,211	$ 190,305
Net Assets:
Fidelity Retirement Reserves	$ 251,470	$ 0	$ 85,277	$ 0	$ 390,251	$ 0	$ 392,316	$ 0
Fidelity Income Advantage	23,626	0	24,630	0	63,119	0	41,895	0
Fidelity Personal Retirement	0	842,055	0	378,042	0	293,306	0	190,305
Fidelity Freedom Lifetime Income	0	3,966	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	1,522	0	0	0	0	0	0
Total net assets	$ 275,096	$ 847,543	$ 109,907	$ 378,042	$ 453,370	$ 293,306	$ 434,211	$ 190,305
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	11,917	0	1,795	0	4,197	0	3,701	0
Unit Value	$ 21.11	$ 0.00	$ 47.51	$ 0.00	$ 93.00	$ 0.00	$ 105.99	$ 0.00
Fidelity Income Advantage:
Units Outstanding	1,156	0	535	0	701	0	408	0
Unit Value	$ 20.45	$ 0.00	$ 46.04	$ 0.00	$ 90.11	$ 0.00	$ 102.71	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	78,267	0	23,814	0	15,931	0	9,168
Highest Unit Value	$ 0.00	$ 11.37	$ 0.00	$ 21.12	$ 0.00	$ 28.41	$ 0.00	$ 30.65
Lowest Unit Value	$ 0.00	$ 9.97	$ 0.00	$ 13.37	$ 0.00	$ 17.21	$ 0.00	$ 19.81
Fidelity Freedom Lifetime Income:
Units Outstanding	0	361	0	0	0	0	0	0
Unit Value	$ 0.00	$ 11.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	158	0	0	0	0	0	0
Highest Unit Value	$ 0.00	$ 9.76	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Unit Value	$ 0.00	$ 9.39	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class	VIP - Asset Manager	VIP - Asset Manager Investor Class
Assets:
Investments at market value	$ 64,777	$ 35,958	$ 159,847	$ 235,778	$ 504,641	$ 254,599	$ 158,725
Receivable from FILI	0	0	0	0	0	10	0
Total assets	64,777	35,958	159,847	235,778	504,641	254,609	158,725
Liabilities:
Payable to FILI	1	4	0	28	0	0	0
Total net assets	$ 64,776	$ 35,954	$ 159,847	$ 235,750	$ 504,641	$ 254,609	$ 158,725
Net Assets:
Fidelity Retirement Reserves	$ 59,686	$ 31,374	$ 0	$ 179,875	$ 0	$ 211,992	$ 0
Fidelity Income Advantage	5,090	4,580	0	55,875	0	42,617	0
Fidelity Personal Retirement	0	0	159,847	0	504,641	0	158,725
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$ 64,776	$ 35,954	$ 159,847	$ 235,750	$ 504,641	$ 254,609	$ 158,725
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,373	1,921	0	4,400	0	4,025	0
Unit Value	$ 43.46	$ 16.33	$ 0.00	$ 40.88	$ 0.00	$ 52.66	$ 0.00
Fidelity Income Advantage:
Units Outstanding	121	287	0	1,411	0	835	0
Unit Value	$ 42.12	$ 15.98	$ 0.00	$ 39.62	$ 0.00	$ 51.03	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	0	10,964	0	36,661	0	9,444
Highest Value	$ 0.00	$ 0.00	$ 19.54	$ 0.00	$ 15.23	$ 0.00	$ 20.90
Lowest Value	$ 0.00	$ 0.00	$ 14.10	$ 0.00	$ 11.72	$ 0.00	$ 14.78
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class	VIP - Balanced	VIP - Balanced Investor Class
Assets:
Investments at market value	$ 1,529,557	$ 84,355	$ 81,069	$ 982,820	$ 1,042,795	$ 161,511	$ 1,907,723
Receivable from FILI	0	0	0	0	1	0	0
Total assets	1,529,557	84,355	81,069	982,820	1,042,796	161,511	1,907,723
Liabilities:
Payable to FILI	7	26	0	40	0	20	0
Total net assets	$ 1,529,550	$ 84,329	$ 81,069	$ 982,780	$ 1,042,796	$ 161,491	$ 1,907,723
Net Assets:
Fidelity Retirement Reserves	$ 429,361	$ 68,092	$ 0	$ 878,145	$ 0	$ 118,058	$ 0
Fidelity Income Advantage	61,080	16,237	0	104,635	0	43,433	0
Fidelity Personal Retirement	1,039,109	0	81,069	0	1,042,796	0	812,676
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	1,095,047
Total net assets	$ 1,529,550	$ 84,329	$ 81,069	$ 982,780	$ 1,042,796	$ 161,491	$ 1,907,723
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	6,985	1,946	0	11,793	0	4,222	0
Unit Value	$ 61.47	$ 34.99	$ 0.00	$ 74.46	$ 0.00	$ 27.96	$ 0.00
Fidelity Income Advantage:
Units Outstanding	1,026	480	0	1,451	0	1,604	0
Unit Value	$ 59.56	$ 33.91	$ 0.00	$ 72.16	$ 0.00	$ 27.09	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	50,624	0	4,639	0	49,771	0	42,362
Highest Value	$ 28.83	$ 0.00	$ 23.40	$ 0.00	$ 29.87	$ 0.00	$ 26.83
Lowest Value	$ 19.79	$ 0.00	$ 16.04	$ 0.00	$ 19.55	$ 0.00	$ 16.80
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	46,418
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 25.28
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 14.60
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	23,571
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 25.04
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 14.44
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class
Assets:
Investments at market value	$ 35,545	$ 129,355	$ 136,478	$ 168,988	$ 78,494	$ 127,584	$ 365,019	$ 442,609
Receivable from FILI	1	0	0	0	0	0	10	0
Total assets	35,546	129,355	136,478	168,988	78,494	127,584	365,029	442,609
Liabilities:
Payable to FILI	0	0	10	0	11	1	0	0
Total net assets	$ 35,546	$ 129,355	$ 136,468	$ 168,988	$ 78,483	$ 127,583	$ 365,029	$ 442,609
Net Assets:
Fidelity Retirement Reserves	$ 29,365	$ 0	$ 108,855	$ 0	$ 64,864	$ 0	$ 304,360	$ 0
Fidelity Income Advantage	6,181	0	27,613	0	13,619	0	60,669	0
Fidelity Personal Retirement	0	129,355	0	168,988	0	127,583	0	442,609
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 35,546	$ 129,355	$ 136,468	$ 168,988	$ 78,483	$ 127,583	$ 365,029	$ 442,609
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,115	0	3,504	0	2,699	0	8,028	0
Unit Value	$ 26.34	$ 0.00	$ 31.07	$ 0.00	$ 24.04	$ 0.00	$ 37.91	$ 0.00
Fidelity Income Advantage:
Units Outstanding	240	0	917	0	585	0	1,648	0
Unit Value	$ 25.75	$ 0.00	$ 30.11	$ 0.00	$ 23.29	$ 0.00	$ 36.81	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	5,719	0	8,231	0	5,767	0	21,604
Highest Value	$ 0.00	$ 33.96	$ 0.00	$ 28.72	$ 0.00	$ 38.05	$ 0.00	$ 30.58
Lowest Value	$ 0.00	$ 21.36	$ 0.00	$ 19.54	$ 0.00	$ 20.55	$ 0.00	$ 17.13
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Strategies	VIP - Value Strategies Investor Class	VIP - Utilities	VIP - Utilities Investor Class	VIP - Technology	VIP - Technology Investor Class	VIP - Energy	VIP - Energy Investor Class
Assets:
Investments at market value	$ 49,619	$ 79,927	$ 33,446	$ 87,777	$ 61,186	$ 163,974	$ 65,153	$ 92,315
Receivable from FILI	0	0	0	1	2	0	0	0
Total assets	49,619	79,927	33,446	87,778	61,188	163,974	65,153	92,315
Liabilities:
Payable to FILI	9	0	0	0	0	0	5	0
Total net assets	$ 49,610	$ 79,927	$ 33,446	$ 87,778	$ 61,188	$ 163,974	$ 65,148	$ 92,315
Net Assets:
Fidelity Retirement Reserves	$ 39,615	$ 0	$ 29,533	$ 0	$ 53,528	$ 0	$ 57,336	$ 0
Fidelity Income Advantage	9,995	0	3,913	0	7,660	0	7,812	0
Fidelity Personal Retirement	0	79,927	0	87,778	0	163,974	0	92,315
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 49,610	$ 79,927	$ 33,446	$ 87,778	$ 61,188	$ 163,974	$ 65,148	$ 92,315
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,674	0	1,328	0	2,440	0	2,166	0
Unit Value	$ 23.67	$ 0.00	$ 22.24	$ 0.00	$ 21.94	$ 0.00	$ 26.47	$ 0.00
Fidelity Income Advantage:
Units Outstanding	432	0	181	0	359	0	303	0
Unit Value	$ 23.14	$ 0.00	$ 21.65	$ 0.00	$ 21.35	$ 0.00	$ 25.77	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	3,991	0	4,136	0	7,247	0	5,935
Highest Value	$ 0.00	$ 40.36	$ 0.00	$ 23.30	$ 0.00	$ 43.53	$ 0.00	$ 21.09
Lowest Value	$ 0.00	$ 19.30	$ 0.00	$ 18.66	$ 0.00	$ 18.73	$ 0.00	$ 14.16
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials	VIP - Industrials Investor Class	VIP - Consumer Discretionary	VIP - Consumer Discretionary Investor Class
Assets:
Investments at market value	$ 211,314	$ 610,573	$ 21,440	$ 75,988	$ 42,636	$ 109,165	$ 19,321	$ 79,154
Receivable from FILI	0	0	1	0	2	0	2	0
Total assets	211,314	610,573	21,441	75,988	42,638	109,165	19,323	79,154
Liabilities:
Payable to FILI	22	0	0	0	0	0	0	0
Total net assets	$ 211,292	$ 610,573	$ 21,441	$ 75,988	$ 42,638	$ 109,165	$ 19,323	$ 79,154
Net Assets:
Fidelity Retirement Reserves	$ 185,979	$ 0	$ 19,138	$ 0	$ 36,403	$ 0	$ 16,393	$ 0
Fidelity Income Advantage	25,313	0	2,303	0	6,235	0	2,930	0
Fidelity Personal Retirement	0	610,573	0	75,988	0	109,165	0	79,154
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 211,292	$ 610,573	$ 21,441	$ 75,988	$ 42,638	$ 109,165	$ 19,323	$ 79,154
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	4,928	0	1,504	0	1,000	0	690	0
Unit Value	$ 37.74	$ 0.00	$ 12.73	$ 0.00	$ 36.41	$ 0.00	$ 23.77	$ 0.00
Fidelity Income Advantage:
Units Outstanding	690	0	186	0	176	0	127	0
Unit Value	$ 36.73	$ 0.00	$ 12.39	$ 0.00	$ 35.43	$ 0.00	$ 23.14	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	17,951	0	5,492	0	4,503	0	3,414
Highest Value	$ 0.00	$ 47.29	$ 0.00	$ 27.12	$ 0.00	$ 36.20	$ 0.00	$ 40.45
Lowest Value	$ 0.00	$ 32.24	$ 0.00	$ 10.80	$ 0.00	$ 20.55	$ 0.00	$ 22.23
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class	VIP - Growth Strategies	VIP - Growth Strategies Investor Class	VIP - International Capital Appreciation, Class R	VIP - International Capital Appreciation, Class R Investor Class
Assets:
Investments at market value	$ 55,830	$ 199,704	$ 89,903	$ 912,286	$ 7,562	$ 26,308	$ 16,199	$ 102,163
Receivable from FILI	0	0	0	0	0	0	0	0
Total assets	55,830	199,704	89,903	912,286	7,562	26,308	16,199	102,163
Liabilities:
Payable to FILI	4	0	4	1	0	0	0	0
Total net assets	$ 55,826	$ 199,704	$ 89,899	$ 912,285	$ 7,562	$ 26,308	$ 16,199	$ 102,163
Net Assets:
Fidelity Retirement Reserves	$ 48,776	$ 0	$ 76,660	$ 0	$ 6,291	$ 0	$ 13,954	$ 0
Fidelity Income Advantage	7,050	0	13,239	0	1,271	0	2,245	0
Fidelity Personal Retirement	0	199,704	0	912,285	0	26,308	0	102,163
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 55,826	$ 199,704	$ 89,899	$ 912,285	$ 7,562	$ 26,308	$ 16,199	$ 102,163
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,521	0	4,224	0	344	0	891	0
Unit Value	$ 32.07	$ 0.00	$ 18.15	$ 0.00	$ 18.28	$ 0.00	$ 15.66	$ 0.00
Fidelity Income Advantage:
Units Outstanding	225	0	746	0	71	0	146	0
Unit Value	$ 31.35	$ 0.00	$ 17.76	$ 0.00	$ 17.93	$ 0.00	$ 15.36	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	9,620	0	60,131	0	1,388	0	6,282
Highest Value	$ 0.00	$ 44.58	$ 0.00	$ 17.82	$ 0.00	$ 31.82	$ 0.00	$ 31.09
Lowest Value	$ 0.00	$ 18.31	$ 0.00	$ 12.25	$ 0.00	$ 18.06	$ 0.00	$ 15.43
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Value Leaders	VIP - Value Leaders Investor Class	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Assets:
Investments at market value	$ 7,647	$ 19,647	$ 22,098	$ 98,656	$ 19,735	$ 102,903	$ 12,717	$ 62,053
Receivable from FILI	1	0	0	0	1	0	0	0
Total assets	7,648	19,647	22,098	98,656	19,736	102,903	12,717	62,053
Liabilities:
Payable to FILI	0	0	0	0	0	0	0	0
Total net assets	$ 7,648	$ 19,647	$ 22,098	$ 98,656	$ 19,736	$ 102,903	$ 12,717	$ 62,053
Net Assets:
Fidelity Retirement Reserves	$ 6,567	$ 0	$ 18,432	$ 0	$ 16,633	$ 0	$ 12,717	$ 0
Fidelity Income Advantage	1,081	0	3,666	0	3,103	0	0	0
Fidelity Personal Retirement	0	19,647	0	98,656	0	102,903	0	62,053
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0	0
Total net assets	$ 7,648	$ 19,647	$ 22,098	$ 98,656	$ 19,736	$ 102,903	$ 12,717	$ 62,053
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	433	0	1,015	0	781	0	897	0
Unit Value	$ 15.16	$ 0.00	$ 18.16	$ 0.00	$ 21.29	$ 0.00	$ 14.18	$ 0.00
Fidelity Income Advantage:
Units Outstanding	73	0	206	0	149	0	0	0
Unit Value	$ 14.87	$ 0.00	$ 17.81	$ 0.00	$ 20.88	$ 0.00	$ 0.00	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	1,200	0	5,046	0	4,630	0	4,441
Highest Value	$ 0.00	$ 26.23	$ 0.00	$ 35.33	$ 0.00	$ 35.00	$ 0.00	$ 15.07
Lowest Value	$ 0.00	$ 15.21	$ 0.00	$ 18.26	$ 0.00	$ 21.55	$ 0.00	$ 12.24
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class
Assets:
Investments at market value	$ 7,305	$ 19,849	$ 14,043	$ 55,984	$ 30,216	$ 93,183
Receivable from FILI	0	0	0	0	0	0
Total assets	7,305	19,849	14,043	55,984	30,216	93,183
Liabilities:
Payable to FILI	0	1	0	0	0	0
Total net assets	$ 7,305	$ 19,848	$ 14,043	$ 55,984	$ 30,216	$ 93,183
Net Assets:
Fidelity Retirement Reserves	$ 7,305	$ 0	$ 14,043	$ 0	$ 30,216	$ 0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	19,848	0	55,984	0	93,183
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 7,305	$ 19,848	$ 14,043	$ 55,984	$ 30,216	$ 93,183
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	480	0	864	0	1,816	0
Unit Value	$ 15.22	$ 0.00	$ 16.25	$ 0.00	$ 16.64	$ 0.00
Fidelity Income Advantage:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	1,279	0	3,359	0	5,488
Highest Value	$ 0.00	$ 18.42	$ 0.00	$ 20.00	$ 0.00	$ 20.54
Lowest Value	$ 0.00	$ 13.48	$ 0.00	$ 14.36	$ 0.00	$ 14.57
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class
Assets:
Investments at market value	$ 29,169	$ 171,670	$ 16,302	$ 129,695	$ 17,423	$ 121,507
Receivable from FILI	0	0	0	0	0	0
Total assets	29,169	171,670	16,302	129,695	17,423	121,507
Liabilities:
Payable to FILI	0	0	0	0	0	0
Total net assets	$ 29,169	$ 171,670	$ 16,302	$ 129,695	$ 17,423	$ 121,507
Net Assets:
Fidelity Retirement Reserves	$ 29,169	$ 0	$ 16,302	$ 0	$ 17,423	$ 0
Fidelity Income Advantage	0	0	0	0	0	0
Fidelity Personal Retirement	0	171,670	0	129,695	0	121,507
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 29,169	$ 171,670	$ 16,302	$ 129,695	$ 17,423	$ 121,507
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	1,743	0	927	0	1,003	0
Unit Value	$ 16.74	$ 0.00	$ 17.58	$ 0.00	$ 17.38	$ 0.00
Fidelity Income Advantage:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	0	10,057	0	7,242	0	6,811
Highest Value	$ 0.00	$ 22.12	$ 0.00	$ 23.65	$ 0.00	$ 24.56
Lowest Value	$ 0.00	$ 15.10	$ 0.00	$ 15.95	$ 0.00	$ 16.28
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Freedom Lifetime Income III	VIP - Disciplined Small Cap	VIP - Disciplined Small Cap Investor Class	VIP - FundsManager 20%	VIP - FundsManager 50%
Assets:
Investments at market value	$ 12,442	$ 28,755	$ 15,374	$ 31,816	$ 159,191	$ 689,189	$ 1,205,634
Receivable from FILI	0	0	0	1	0	0	0
Total assets	12,442	28,755	15,374	31,817	159,191	689,189	1,205,634
Liabilities:
Payable to FILI	2	0	1	0	0	2	11
Total net assets	$ 12,440	$ 28,755	$ 15,373	$ 31,817	$ 159,191	$ 689,187	$ 1,205,623
Net Assets:
Fidelity Retirement Reserves	$ 0	$ 0	$ 0	$ 28,070	$ 0	$ 55,781	$ 94,262
Fidelity Income Advantage	0	0	0	3,747	0	13,483	57,013
Fidelity Personal Retirement	0	0	0	0	159,191	611,195	983,251
Fidelity Freedom Lifetime Income	12,440	28,755	15,373	0	0	8,728	71,097
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$ 12,440	$ 28,755	$ 15,373	$ 31,817	$ 159,191	$ 689,187	$ 1,205,623
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	0	0	0	1,744	0	4,169	6,520
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 16.09	$ 0.00	$ 13.38	$ 14.46
Fidelity Income Advantage:
Units Outstanding	0	0	0	237	0	1,025	4,014
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 15.81	$ 0.00	$ 13.15	$ 14.21
Fidelity Personal Retirement:
Units Outstanding	0	0	0	0	8,358	44,999	63,701
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 31.08	$ 14.55	$ 18.95
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 16.75	$ 12.27	$ 14.38
Fidelity Freedom Lifetime Income:
Units Outstanding	801	1,775	892	0	0	702	5,292
Unit Value	$ 15.54	$ 16.20	$ 17.23	$ 0.00	$ 0.00	$ 12.43	$ 13.43
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - FundsManager 60%	VIP - FundsManager 70%	VIP - FundsManager 85%	VIP - Consumer Staples	VIP - Consumer Staples Investor Class	VIP - Materials	VIP - Materials Investor Class
Assets:
Investments at market value	$ 1,679,740	$ 936,381	$ 345,068	$ 21,189	$ 145,149	$ 16,195	$ 48,315
Receivable from FILI	0	0	8	1	0	2	0
Total assets	1,679,740	936,381	345,076	21,190	145,149	16,197	48,315
Liabilities:
Payable to FILI	230	100	0	0	0	0	0
Total net assets	$ 1,679,510	$ 936,281	$ 345,076	$ 21,190	$ 145,149	$ 16,197	$ 48,315
Net Assets:
Fidelity Retirement Reserves	$ 43,503	$ 53,420	$ 35,032	$ 18,508	$ 0	$ 14,847	$ 0
Fidelity Income Advantage	22,299	32,765	13,604	2,682	0	1,350	0
Fidelity Personal Retirement	636,675	837,308	286,867	0	145,149	0	48,315
Fidelity Freedom Lifetime Income	68,319	12,788	9,573	0	0	0	0
Fidelity Growth and Guaranteed Income	908,714	0	0	0	0	0	0
Total net assets	$ 1,679,510	$ 936,281	$ 345,076	$ 21,190	$ 145,149	$ 16,197	$ 48,315
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	3,207	3,650	2,405	918	0	840	0
Unit Value	$ 13.58	$ 14.64	$ 14.57	$ 20.17	$ 0.00	$ 17.66	$ 0.00
Fidelity Income Advantage:
Units Outstanding	1,677	2,285	950	135	0	78	0
Unit Value	$ 13.40	$ 14.38	$ 14.32	$ 19.86	$ 0.00	$ 17.39	$ 0.00
Fidelity Personal Retirement:
Units Outstanding	42,550	52,227	17,564	0	7,003	0	2,544
Highest Value	$ 20.72	$ 22.02	$ 24.39	$ 0.00	$ 26.16	$ 0.00	$ 37.13
Lowest Value	$ 14.09	$ 15.35	$ 15.28	$ 0.00	$ 19.55	$ 0.00	$ 16.99
Fidelity Freedom Lifetime Income:
Units Outstanding	4,963	938	703	0	0	0	0
Unit Value	$ 13.77	$ 13.63	$ 13.61	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	37,193	0	0	0	0	0	0
Highest Value	$ 19.52	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 13.09	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	24,722	0	0	0	0	0	0
Highest Value	$ 19.34	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 12.95	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	VIP - Telecommunications	VIP - Telecommunications Investor Class	VIP - Emerging Markets	VIP - Emerging Markets Investor Class	VIP - Floating Rate High Income	VIP - Floating Rate High Income Investor Class	UIF - Emerging Markets Equity
Assets:
Investments at market value	$ 3,146	$ 14,160	$ 7,683	$ 27,501	$ 1,396	$ 69,081	$ 75,494
Receivable from FILI	0	0	0	0	0	0	0
Total assets	3,146	14,160	7,683	27,501	1,396	69,081	75,494
Liabilities:
Payable to FILI	0	0	0	0	0	0	0
Total net assets	$ 3,146	$ 14,160	$ 7,683	$ 27,501	$ 1,396	$ 69,081	$ 75,494
Net Assets:
Fidelity Retirement Reserves	$ 2,813	$ 0	$ 7,268	$ 0	$ 1,135	$ 0	$ 37,009
Fidelity Income Advantage	333	0	415	0	261	0	4,463
Fidelity Personal Retirement	0	14,160	0	27,501	0	69,081	34,022
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$ 3,146	$ 14,160	$ 7,683	$ 27,501	$ 1,396	$ 69,081	$ 75,494
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	222	0	873	0	115	0	1,422
Unit Value	$ 12.65	$ 0.00	$ 8.33	$ 0.00	$ 9.90	$ 0.00	$ 26.03
Fidelity Income Advantage:
Units Outstanding	27	0	51	0	26	0	177
Unit Value	$ 12.45	$ 0.00	$ 8.22	$ 0.00	$ 9.88	$ 0.00	$ 25.22
Fidelity Personal Retirement:
Units Outstanding	0	965	0	2,693	0	6,953	2,804
Highest Value	$ 0.00	$ 31.82	$ 0.00	$ 22.92	$ 0.00	$ 9.94	$ 21.68
Lowest Value	$ 0.00	$ 13.12	$ 0.00	$ 8.59	$ 0.00	$ 9.93	$ 10.54
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	UIF - Emerging Markets Debt	UIF - Global Tactical Asset Allocation	Invesco - Van Kampen Global Core Equity	WFAF - Advantage VT Discovery	WFAF - Advantage VT Opportunity	Lazard - Retirement Emerging Markets	PVIT - Commodity Real Return
Assets:
Investments at market value	$ 159,823	$ 43,267	$ 23,782	$ 29,663	$ 20,951	$ 130,920	$ 14,089
Receivable from FILI	0	0	0	0	0	0	0
Total assets	159,823	43,267	23,782	29,663	20,951	130,920	14,089
Liabilities:
Payable to FILI	0	9	1	4	5	1	1
Total net assets	$ 159,823	$ 43,258	$ 23,781	$ 29,659	$ 20,946	$ 130,919	$ 14,088
Net Assets:
Fidelity Retirement Reserves	$ 18,705	$ 10,482	$ 9,298	$ 25,449	$ 18,140	$ 19,211	$ 238
Fidelity Income Advantage	2,635	3,463	2,082	4,210	2,806	1,352	68
Fidelity Personal Retirement	138,483	29,313	12,401	0	0	110,356	13,782
Fidelity Freedom Lifetime Income	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0	0
Total net assets	$ 159,823	$ 43,258	$ 23,781	$ 29,659	$ 20,946	$ 130,919	$ 14,088
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	614	634	530	713	494	1,359	34
Unit Value	$ 30.47	$ 16.54	$ 17.55	$ 35.70	$ 36.73	$ 14.14	$ 6.96
Fidelity Income Advantage:
Units Outstanding	89	217	123	122	79	97	10
Unit Value	$ 29.53	$ 16.03	$ 17.01	$ 34.59	$ 35.59	$ 13.89	$ 6.92
Fidelity Personal Retirement:
Units Outstanding	9,821	2,124	1,009	0	0	8,177	1,947
Highest Value	$ 18.52	$ 21.12	$ 17.95	$ 0.00	$ 0.00	$ 23.38	$ 7.09
Lowest Value	$ 11.68	$ 12.40	$ 11.19	$ 0.00	$ 0.00	$ 10.85	$ 7.07
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
(In thousands, except per unit data)	Subaccounts Investing In:
	PVIT - Low Duration	PVIT - Real Return	PVIT - Total Return	Blackrock - Global Allocation V.I.	FTVIP - Templeton Global Bond (b)	FTVIP - Franklin U.S. Gov't Securities (b)
Assets:
Investments at market value	$ 499,439	$ 237,473	$ 560,201	$ 195,647	$ 154,500	$ 39,654
Receivable from FILI	0	1	0	1	0	0
Total assets	499,439	237,474	560,201	195,648	154,500	39,654
Liabilities:
Payable to FILI	1	0	0	0	0	1
Total net assets	$ 499,438	$ 237,474	$ 560,201	$ 195,648	$ 154,500	$ 39,653
Net Assets:
Fidelity Retirement Reserves	$ 40,445	$ 16,192	$ 34,354	$ 7,752	$ 8,255	$ 2,465
Fidelity Income Advantage	1,254	2,155	1,633	1,025	729	159
Fidelity Personal Retirement	457,739	219,127	524,214	186,871	145,516	37,029
Fidelity Freedom Lifetime Income	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income	0	0	0	0	0	0
Total net assets	$ 499,438	$ 237,474	$ 560,201	$ 195,648	$ 154,500	$ 39,653
Units Outstanding and Unit Value:
Fidelity Retirement Reserves:
Units Outstanding	3,658	1,334	2,817	666	755	245
Unit Value	$ 11.06	$ 12.13	$ 12.20	$ 11.64	$ 10.94	$ 10.05
Fidelity Income Advantage:
Units Outstanding	115	180	135	88	67	16
Unit Value	$ 10.94	$ 12.00	$ 12.07	$ 11.58	$ 10.88	$ 9.99
Fidelity Personal Retirement:
Units Outstanding	41,069	18,247	42,914	15,787	13,081	3,623
Highest Value	$ 11.38	$ 12.49	$ 12.56	$ 11.87	$ 11.15	$ 10.25
Lowest Value	$ 10.82	$ 11.33	$ 11.55	$ 11.82	$ 11.10	$ 10.20
Fidelity Freedom Lifetime Income:
Units Outstanding	0	0	0	0	0	0
Unit Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Single Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Fidelity Growth and Guaranteed Income (Joint Annuitant):
Units Outstanding	0	0	0	0	0	0
Highest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Lowest Value	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00

(b) Fund Name Change. See Note 1

See accompanying notes which are an integral part of the financial statements.

3

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Operations

For the year ended December 31, 2014

(In thousands)	Subaccounts Investing In:
	VIP - Money Market	VIP - Money Market Investor Class	VIP - High Income	VIP - High Income Investor Class	VIP - Equity-Income	VIP - Equity-Income Investor Class
Income:
Dividends	$ 29	$ 85	$ 6,529	$ 22,394	$ 12,770	$ 8,090
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	2,054	0	729	0	2,989	0
Administrative and other charges	137	0	49	0	199	0
Total expenses	2,191	0	778	0	3,188	0
Fidelity Income Advantage:
Mortality and expense risk charges	181	0	207	0	489	0
Administrative and other charges	61	0	69	0	163	0
Total expenses	242	0	276	0	652	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	1,277	0	614	0	422
Administrative and other charges	0	429	0	219	0	140
Total expenses	0	1,706	0	833	0	562
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	28	0	0	0	0
Administrative and other charges	0	6	0	0	0	0
Total expenses	0	34	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	15	0	0	0	0
Administrative and other charges	0	3	0	0	0	0
Total expenses	0	18	0	0	0	0
Total expenses	2,433	1,758	1,054	833	3,840	562
Net investment income (loss)	(2,404)	(1,673)	5,475	21,561	8,930	7,528
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	0	0	(8,823)	3,695	2,299	6,743
Realized gain distributions	0	0	0	0	6,304	3,961
Net realized gain (loss) on investments	0	0	(8,823)	3,695	8,603	10,704
Unrealized appreciation (depreciation)	0	0	4,140	(20,654)	17,093	4,157
Net increase (decrease) in net assets from operations	$ (2,404)	$ (1,673)	$ 792	$ 4,602	$ 34,626	$ 22,389
(In thousands)	Subaccounts Investing In:
	VIP - Growth	VIP - Growth Investor Class	VIP - Overseas	VIP - Overseas, Class R	VIP - Overseas, Class R Investor Class	VIP - Investment Grade Bond	VIP - Investment Grade Bond Investor Class
Income:
Dividends	$ 800	$ 229	$ 931	$ 517	$ 2,186	$ 5,123	$ 10,864
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	2,968	0	502	266	0	1,373	0
Administrative and other charges	198	0	33	18	0	92	0
Total expenses	3,166	0	535	284	0	1,465	0
Fidelity Income Advantage:
Mortality and expense risk charges	318	0	43	40	0	434	0
Administrative and other charges	106	0	14	13	0	145	0
Total expenses	424	0	57	53	0	579	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	261	0	0	255	0	646
Administrative and other charges	0	87	0	0	88	0	212
Total expenses	0	348	0	0	343	0	858
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	3,590	348	592	337	343	2,044	858
Net investment income (loss)	(2,790)	(119)	339	180	1,843	3,079	10,006
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	7,738	11,724	(1,742)	(408)	2,794	(521)	444
Realized gain distributions	0	0	19	11	45	96	164
Net realized gain (loss) on investments	7,738	11,724	(1,723)	(397)	2,839	(425)	608
Unrealized appreciation (depreciation)	37,889	5,166	(5,251)	(3,514)	(19,851)	8,963	11,931
Net increase (decrease) in net assets from operations	$ 42,837	$ 16,771	$ (6,635)	$ (3,731)	$ (15,169)	$ 11,617	$ 22,545
(In thousands)	Subaccounts Investing In:
	VIP - Asset Manager	VIP - Asset Manager Investor Class	VIP - Index 500	VIP - Asset Manager: Growth	VIP - Asset Manager: Growth Investor Class	VIP - Contrafund	VIP - Contrafund Investor Class
Income:
Dividends	$ 3,867	$ 2,318	$ 23,887	$ 922	$ 849	$ 9,141	$ 8,976
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,657	0	3,059	528	0	6,513	0
Administrative and other charges	111	0	204	35	0	434	0
Total expenses	1,768	0	3,263	563	0	6,947	0
Fidelity Income Advantage:
Mortality and expense risk charges	335	0	444	127	0	778	0
Administrative and other charges	112	0	148	42	0	259	0
Total expenses	447	0	592	169	0	1,037	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	236	1,205	0	109	0	1,497
Administrative and other charges	0	72	423	0	34	0	479
Total expenses	0	308	1,628	0	143	0	1,976
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	2,215	308	5,483	732	143	7,984	1,976
Net investment income (loss)	1,652	2,010	18,404	190	706	1,157	7,000
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,653	2,531	35,330	1,531	2,335	28,182	19,730
Realized gain distributions	12,368	6,153	1,327	66	60	19,177	20,372
Net realized gain (loss) on investments	14,021	8,684	36,657	1,597	2,395	47,359	40,102
Unrealized appreciation (depreciation)	(2,693)	(3,544)	109,423	2,463	66	52,449	59,543
Net increase (decrease) in net assets from operations	$ 12,980	$ 7,150	$ 164,484	$ 4,250	$ 3,167	$ 100,965	$ 106,645
(In thousands)	Subaccounts Investing In:
	VIP - Balanced	VIP - Balanced Investor Class	VIP - Dynamic Capital Appreciation	VIP - Dynamic Capital Appreciation Investor Class	VIP - Growth & Income	VIP - Growth & Income Investor Class
Income:
Dividends	$ 2,348	$ 26,567	$ 151	$ 477	$ 2,348	$ 2,808
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	847	0	197	0	815	0
Administrative and other charges	56	0	13	0	54	0
Total expenses	903	0	210	0	869	0
Fidelity Income Advantage:
Mortality and expense risk charges	318	0	44	0	206	0
Administrative and other charges	106	0	15	0	69	0
Total expenses	424	0	59	0	275	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	1,137	0	166	0	219
Administrative and other charges	0	342	0	57	0	71
Total expenses	0	1,479	0	223	0	290
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	10,111	0	0	0	0
Administrative and other charges	0	2,730	0	0	0	0
Total expenses	0	12,841	0	0	0	0
Total expenses	1,327	14,320	269	223	1,144	290
Net investment income (loss)	1,021	12,247	(118)	254	1,204	2,518
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	1,273	25,890	2,044	6,549	3,340	5,416
Realized gain distributions	18,877	213,420	1,244	4,218	35	33
Net realized gain (loss) on investments	20,150	239,310	3,288	10,767	3,375	5,449
Unrealized appreciation (depreciation)	(7,424)	(93,404)	(194)	38	7,786	5,922
Net increase (decrease) in net assets from operations	$ 13,747	$ 158,153	$ 2,976	$ 11,059	$ 12,365	$ 13,889
(In thousands)	Subaccounts Investing In:
	VIP - Growth Opportunities	VIP - Growth Opportunities Investor Class	VIP - Mid Cap	VIP - Mid Cap Investor Class	VIP - Value Strategies	VIP - Value Strategies Investor Class
Income:
Dividends	$ 171	$ 177	$ 932	$ 796	$ 511	$ 764
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	503	0	2,351	0	321	0
Administrative and other charges	34	0	157	0	21	0
Total expenses	537	0	2,508	0	342	0
Fidelity Income Advantage:
Mortality and expense risk charges	102	0	466	0	83	0
Administrative and other charges	34	0	155	0	28	0
Total expenses	136	0	621	0	111	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	173	0	652	0	114
Administrative and other charges	0	61	0	216	0	40
Total expenses	0	234	0	868	0	154
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	673	234	3,129	868	453	154
Net investment income (loss)	(502)	(57)	(2,197)	(72)	58	610
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	5,436	12,593	8,183	6,049	1,193	4,518
Realized gain distributions	74	119	8,730	9,820	0	0
Net realized gain (loss) on investments	5,510	12,712	16,913	15,869	1,193	4,518
Unrealized appreciation (depreciation)	3,090	201	4,639	9,186	1,695	(433)
Net increase (decrease) in net assets from operations	$ 8,098	$ 12,856	$ 19,355	$ 24,983	$ 2,946	$ 4,695
(In thousands)	Subaccounts Investing In:
	VIP - Utilities	VIP - Utilities Investor Class	VIP - Technology	VIP - Technology Investor Class	VIP - Energy	VIP - Energy Investor Class
Income:
Dividends	$ 545	$ 1,365	$ 60	$ 67	$ 709	$ 887
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	196	0	390	0	568	0
Administrative and other charges	13	0	26	0	38	0
Total expenses	209	0	416	0	606	0
Fidelity Income Advantage:
Mortality and expense risk charges	26	0	54	0	77	0
Administrative and other charges	9	0	18	0	26	0
Total expenses	35	0	72	0	103	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	108	0	201	0	167
Administrative and other charges	0	35	0	70	0	56
Total expenses	0	143	0	271	0	223
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	244	143	488	271	709	223
Net investment income (loss)	301	1,222	(428)	(204)	0	664
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	908	3,368	420	1,613	754	1,880
Realized gain distributions	1,032	2,686	9,275	20,984	905	1,152
Net realized gain (loss) on investments	1,940	6,054	9,695	22,597	1,659	3,032
Unrealized appreciation (depreciation)	2,905	4,576	(3,516)	(8,217)	(12,545)	(19,938)
Net increase (decrease) in net assets from operations	$ 5,146	$ 11,852	$ 5,751	$ 14,176	$ (10,886)	$ (16,242)
(In thousands)	Subaccounts Investing In:
	VIP - Health Care	VIP - Health Care Investor Class	VIP - Financial Services	VIP - Financial Services Investor Class	VIP - Industrials	VIP - Industrials Investor Class
Income:
Dividends	$ 0	$ 0	$ 240	$ 818	$ 366	$ 859
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	1,186	0	147	0	306	0
Administrative and other charges	79	0	10	0	20	0
Total expenses	1,265	0	157	0	326	0
Fidelity Income Advantage:
Mortality and expense risk charges	155	0	20	0	54	0
Administrative and other charges	52	0	7	0	18	0
Total expenses	207	0	27	0	72	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	694	0	87	0	166
Administrative and other charges	0	232	0	32	0	57
Total expenses	0	926	0	119	0	223
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	1,472	926	184	119	398	223
Net investment income (loss)	(1,472)	(926)	56	699	(32)	636
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	16,331	25,464	796	3,622	4,071	9,025
Realized gain distributions	14,767	38,859	0	0	933	2,151
Net realized gain (loss) on investments	31,098	64,323	796	3,622	5,004	11,176
Unrealized appreciation (depreciation)	17,470	61,840	1,057	2,185	(2,781)	(5,856)
Net increase (decrease) in net assets from operations	$ 47,096	$ 125,237	$ 1,909	$ 6,506	$ 2,191	$ 5,956
(In thousands)	Subaccounts Investing In:
	VIP - Consumer Discretionary	VIP - Consumer Discretionary Investor Class	VIP - Real Estate	VIP - Real Estate Investor Class	VIP - Strategic Income	VIP - Strategic Income Investor Class
Income:
Dividends	$ 93	$ 330	$ 929	$ 3,181	$ 2,726	$ 27,383
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	140	0	329	0	617	0
Administrative and other charges	9	0	22	0	41	0
Total expenses	149	0	351	0	658	0
Fidelity Income Advantage:
Mortality and expense risk charges	27	0	45	0	108	0
Administrative and other charges	9	0	15	0	36	0
Total expenses	36	0	60	0	144	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	123	0	228	0	1,353
Administrative and other charges	0	41	0	80	0	451
Total expenses	0	164	0	308	0	1,804
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	185	164	411	308	802	1,804
Net investment income (loss)	(92)	166	518	2,873	1,924	25,579
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	2,658	7,951	503	2,690	627	2,981
Realized gain distributions	1,458	5,278	3,026	10,566	1,036	10,495
Net realized gain (loss) on investments	4,116	13,229	3,529	13,256	1,663	13,476
Unrealized appreciation (depreciation)	(2,680)	(7,223)	8,257	24,176	(838)	(10,528)
Net increase (decrease) in net assets from operations	$ 1,344	$ 6,172	$ 12,304	$ 40,305	$ 2,749	$ 28,527
(In thousands)	Subaccounts Investing In:
	VIP - Growth Strategies	VIP - Growth Strategies Investor Class	VIP - Capital Appreciation, Class R	VIP - Capital Appreciation, Investor Class	VIP - Value Leaders	VIP - Value Leaders Investor Class
Income:
Dividends	$ 8	$ 18	$ 65	$ 350	$ 88	$ 214
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	41	0	103	0	47	0
Administrative and other charges	3	0	7	0	3	0
Total expenses	44	0	110	0	50	0
Fidelity Income Advantage:
Mortality and expense risk charges	9	0	18	0	9	0
Administrative and other charges	3	0	6	0	3	0
Total expenses	12	0	24	0	12	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	24	0	133	0	30
Administrative and other charges	0	8	0	46	0	9
Total expenses	0	32	0	179	0	39
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	56	32	134	179	62	39
Net investment income (loss)	(48)	(14)	(69)	171	26	175
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	291	1,076	261	2,946	164	808
Realized gain distributions	0	0	0	0	0	0
Net realized gain (loss) on investments	291	1,076	261	2,946	164	808
Unrealized appreciation (depreciation)	508	1,185	114	(878)	632	1,179
Net increase (decrease) in net assets from operations	$ 751	$ 2,247	$ 306	$ 2,239	$ 822	$ 2,162
(In thousands)	Subaccounts Investing In:
	VIP - Value	VIP - Value Investor Class	VIP - Growth Stock	VIP - Growth Stock Investor Class	VIP - Freedom Income	VIP - Freedom Income Investor Class
Income:
Dividends	$ 294	$ 1,241	$ 146	$ 716	$ 192	$ 932
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	129	0	110	0	94	0
Administrative and other charges	9	0	7	0	6	0
Total expenses	138	0	117	0	100	0
Fidelity Income Advantage:
Mortality and expense risk charges	27	0	18	0	0	0
Administrative and other charges	9	0	6	0	0	0
Total expenses	36	0	24	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	129	0	137	0	95
Administrative and other charges	0	42	0	44	0	30
Total expenses	0	171	0	181	0	125
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	174	171	141	181	100	125
Net investment income (loss)	120	1,070	5	535	92	807
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	582	2,593	929	4,149	96	599
Realized gain distributions	830	3,423	1,732	9,072	109	542
Net realized gain (loss) on investments	1,412	6,016	2,661	13,221	205	1,141
Unrealized appreciation (depreciation)	519	1,699	(811)	(3,269)	60	102
Net increase (decrease) in net assets from operations	$ 2,051	$ 8,785	$ 1,855	$ 10,487	$ 357	$ 2,050
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005	VIP - Freedom 2005 Investor Class	VIP - Freedom 2010	VIP - Freedom 2010 Investor Class	VIP - Freedom 2015	VIP - Freedom 2015 Investor Class
Income:
Dividends	$ 117	$ 323	$ 228	$ 894	$ 502	$ 1,516
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	52	0	108	0	232	0
Administrative and other charges	3	0	7	0	15	0
Total expenses	55	0	115	0	247	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	32	0	102	0	171
Administrative and other charges	0	9	0	27	0	46
Total expenses	0	41	0	129	0	217
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	55	41	115	129	247	217
Net investment income (loss)	62	282	113	765	255	1,299
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	25	309	222	1,201	376	1,574
Realized gain distributions	65	214	231	918	527	1,441
Net realized gain (loss) on investments	90	523	453	2,119	903	3,015
Unrealized appreciation (depreciation)	90	(88)	(30)	(697)	7	(407)
Net increase (decrease) in net assets from operations	$ 242	$ 717	$ 536	$ 2,187	$ 1,165	$ 3,907
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2020	VIP - Freedom 2020 Investor Class	VIP - Freedom 2025	VIP - Freedom 2025 Investor Class	VIP - Freedom 2030	VIP - Freedom 2030 Investor Class
Income:
Dividends	$ 482	$ 2,789	$ 265	$ 2,048	$ 270	$ 1,810
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	231	0	127	0	128	0
Administrative and other charges	15	0	8	0	9	0
Total expenses	246	0	135	0	137	0
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Personal Retirement:
Mortality and expense risk charges	0	295	0	210	0	212
Administrative and other charges	0	80	0	60	0	58
Total expenses	0	375	0	270	0	270
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0
Total expenses	246	375	135	270	137	270
Net investment income (loss)	236	2,414	130	1,778	133	1,540
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	698	2,638	332	2,690	189	2,459
Realized gain distributions	524	2,499	325	2,077	332	2,107
Net realized gain (loss) on investments	1,222	5,137	657	4,767	521	4,566
Unrealized appreciation (depreciation)	(261)	(607)	(97)	(874)	(3)	(893)
Net increase (decrease) in net assets from operations	$ 1,197	$ 6,944	$ 690	$ 5,671	$ 651	$ 5,213
(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I	VIP - Freedom Lifetime Income II	VIP - Freedom Lifetime Income III	VIP - Disciplined Small Cap	VIP - Disciplined Small Cap Investor Class	VIP - FundsManager 20%	VIP - FundsManager 50%
Income:
Dividends	$ 215	$ 494	$ 276	$ 130	$ 543	$ 8,652	$ 13,667
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	0	0	0	235	0	435	726
Administrative and other charges	0	0	0	16	0	29	48
Total expenses	0	0	0	251	0	464	774
Fidelity Income Advantage:
Mortality and expense risk charges	0	0	0	36	0	106	442
Administrative and other charges	0	0	0	12	0	35	147
Total expenses	0	0	0	48	0	141	589
Fidelity Personal Retirement:
Mortality and expense risk charges	0	0	0	0	233	940	1,599
Administrative and other charges	0	0	0	0	82	291	469
Total expenses	0	0	0	0	315	1,231	2,068
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	57	126	68	0	0	36	256
Administrative and other charges	11	25	14	0	0	7	51
Total expenses	68	151	82	0	0	43	307
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	68	151	82	299	315	1,879	3,738
Net investment income (loss)	147	343	194	(169)	228	6,773	9,929
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	87	226	273	3,075	9,950	5,866	21,019
Realized gain distributions	240	103	250	2,466	11,735	8,375	9,506
Net realized gain (loss) on investments	327	329	523	5,541	21,685	14,241	30,525
Unrealized appreciation (depreciation)	(34)	393	(164)	(4,330)	(15,210)	3,625	12,258
Net increase (decrease) in net assets from operations	$ 440	$ 1,065	$ 553	$ 1,042	$ 6,703	$ 24,639	$ 52,712
(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 60%	VIP - FundsManager 70%	VIP - FundsManager 85%	VIP - Consumer Staples	VIP - Consumer Staples Investor Class	VIP - Materials	VIP - Materials Investor Class
Income:
Dividends	$ 20,884	$ 10,666	$ 3,406	$ 282	$ 1,817	$ 157	$ 441
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	337	420	272	127	0	121	0
Administrative and other charges	23	28	18	9	0	8	0
Total expenses	360	448	290	136	0	129	0
Fidelity Income Advantage:
Mortality and expense risk charges	168	253	105	19	0	13	0
Administrative and other charges	56	84	35	6	0	4	0
Total expenses	224	337	140	25	0	17	0
Fidelity Personal Retirement:
Mortality and expense risk charges	957	1,289	439	0	183	0	73
Administrative and other charges	287	385	136	0	60	0	24
Total expenses	1,244	1,674	575	0	243	0	97
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	246	36	41	0	0	0	0
Administrative and other charges	49	7	8	0	0	0	0
Total expenses	295	43	49	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	9,031	0	0	0	0	0	0
Administrative and other charges	2,349	0	0	0	0	0	0
Total expenses	11,380	0	0	0	0	0	0
Total expenses	13,503	2,502	1,054	161	243	146	97
Net investment income (loss)	7,381	8,164	2,352	121	1,574	11	344
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	43,501	13,740	7,764	1,097	5,932	893	2,022
Realized gain distributions	42,639	7,185	3,433	745	4,431	696	1,796
Net realized gain (loss) on investments	86,140	20,925	11,197	1,842	10,363	1,589	3,818
Unrealized appreciation (depreciation)	(21,786)	11,834	2,302	552	4,919	(1,749)	(4,359)
Net increase (decrease) in net assets from operations	$ 71,735	$ 40,923	$ 15,851	$ 2,515	$ 16,856	$ (149)	$ (197)
(In thousands)	Subaccounts Investing In:
	VIP - Telecommunications	VIP - Telecommunications Investor Class	VIP - Emerging Markets	VIP - Emerging Markets Investor Class	VIP - Floating Rate High Income (a)	VIP - Floating Rate High Income Investor Class (a)	UIF - Emerging Markets Equity
Income:
Dividends	$ 115	$ 506	$ 28	$ 82	$ 32	$ 1,344	$ 324
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	23	0	63	0	7	0	324
Administrative and other charges	2	0	4	0	0	0	22
Total expenses	25	0	67	0	7	0	346
Fidelity Income Advantage:
Mortality and expense risk charges	3	0	4	0	2	0	38
Administrative and other charges	1	0	1	0	1	0	13
Total expenses	4	0	5	0	3	0	51
Fidelity Personal Retirement:
Mortality and expense risk charges	0	23	0	43	0	42	58
Administrative and other charges	0	7	0	14	0	18	19
Total expenses	0	30	0	57	0	60	77
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0
Total expenses	29	30	72	57	10	60	474
Net investment income (loss)	86	476	(44)	25	22	1,284	(150)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	102	722	(121)	244	(10)	(75)	(7,228)
Realized gain distributions	7	28	0	0	0	0	0
Net realized gain (loss) on investments	109	750	(121)	244	(10)	(75)	(7,228)
Unrealized appreciation (depreciation)	(128)	(741)	154	(162)	(47)	(2,158)	3,236
Net increase (decrease) in net assets from operations	$ 67	$ 485	$ (11)	$ 107	$ (35)	$ (949)	$ (4,142)

(a) New Fund. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Operations - continued

For the year ended December 31, 2014

(In thousands)	Subaccounts Investing In:
	UIF - Emerging Markets Debt	UIF - Global Tactical Asset Allocation	Invesco - Van Kampen Global Core Equity	WFAF - Advantage VT Discovery	WFAF - Advantage VT Opportunity
Income:
Dividends	$ 9,484	$ 365	$ 509	$ 0	$ 13
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	160	86	74	201	136
Administrative and other charges	11	6	5	13	9
Total expenses	171	92	79	214	145
Fidelity Income Advantage:
Mortality and expense risk charges	22	28	17	32	21
Administrative and other charges	7	9	6	11	7
Total expenses	29	37	23	43	28
Fidelity Personal Retirement:
Mortality and expense risk charges	204	43	20	0	0
Administrative and other charges	75	14	6	0	0
Total expenses	279	57	26	0	0
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0
Administrative and other charges	0	0	0	0	0
Total expenses	0	0	0	0	0
Total expenses	479	186	128	257	173
Net investment income (loss)	9,005	179	381	(257)	(160)
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(789)	597	1,223	170	14
Realized gain distributions	1,305	3,695	0	4,003	0
Net realized gain (loss) on investments	516	4,292	1,223	4,173	14
Unrealized appreciation (depreciation)	(4,874)	(3,787)	(1,594)	(4,195)	2,037
Net increase (decrease) in net assets from operations	$ 4,647	$ 684	$ 10	$ (279)	$ 1,891
(In thousands)	Subaccounts Investing In:
	Lazard - Retirement Emerging Markets	PVIT - Commodity Real Return	PVIT - Low Duration	PVIT - Real Return	PVIT - Total Return	Blackrock - Global Allocation V.I.	FTVIP - Templeton Global Bond (b)	FTVIP - Franklin U.S. Gov't Securities (b)
Income:
Dividends	$ 2,746	$ 70	$ 5,876	$ 3,761	$ 13,315	$ 4,064	$ 6,866	$ 781
Expenses:
Fidelity Retirement Reserves:
Mortality and expense risk charges	174	3	320	141	289	57	58	12
Administrative and other charges	12	0	21	9	19	4	4	1
Total expenses	186	3	341	150	308	61	62	13
Fidelity Income Advantage:
Mortality and expense risk charges	12	1	9	18	15	12	4	1
Administrative and other charges	4	0	3	6	5	4	1	0
Total expenses	16	1	12	24	20	16	5	1
Fidelity Personal Retirement:
Mortality and expense risk charges	176	25	667	350	871	267	182	44
Administrative and other charges	61	10	239	123	290	88	65	15
Total expenses	237	35	906	473	1,161	355	247	59
Fidelity Freedom Lifetime Income:
Mortality and expense risk charges	0	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0	0
Fidelity Growth and Guaranteed Income:
Mortality and expense risk charges	0	0	0	0	0	0	0	0
Administrative and other charges	0	0	0	0	0	0	0	0
Total expenses	0	0	0	0	0	0	0	0
Total expenses	439	39	1,259	647	1,489	432	314	73
Net investment income (loss)	2,307	31	4,617	3,114	11,826	3,632	6,552	708
Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(2,588)	(247)	1,643	(5,009)	(882)	2,630	136	(6)
Realized gain distributions	1,302	0	0	0	0	15,043	0	0
Net realized gain (loss) on investments	(1,286)	(247)	1,643	(5,009)	(882)	17,673	136	(6)
Unrealized appreciation (depreciation)	(8,945)	(3,255)	(2,915)	10,491	13,838	(18,361)	(5,049)	230
Net increase (decrease) in net assets from operations	$ (7,924)	$ (3,471)	$ 3,345	$ 8,596	$ 24,782	$ 2,944	$ 1,639	$ 932

(b) Fund Name Change. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I

Statements of Changes in Net Assets

For the years ended December 31, 2014 and 2013

(In thousands)	Subaccounts Investing In:
	VIP - Money Market		VIP - Money Market Investor Class		VIP - High Income		VIP - High Income Investor Class
	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Operations:
Net investment income (loss)	$ (2,404)	$ (2,788)	$ (1,673)	$ (1,595)	$ 5,475	$ 6,168	$ 21,561	$ 22,363
Net realized gain (loss) on investments	0	0	0	0	(8,823)	(7,965)	3,695	4,704
Unrealized appreciation (depreciation)	0	0	0	0	4,140	8,393	(20,654)	(5,969)
Net increase (decrease) in net assets from operations	(2,404)	(2,788)	(1,673)	(1,595)	792	6,596	4,602	21,098
Contract Transactions:
Payments received from contract owners	4,440	6,298	1,240,865	1,213,729	983	761	18,425	22,939
Transfers between sub-accounts and the fixed account, net	8,982	31,486	(1,010,828)	(750,675)	(11,722)	(19,316)	(40,435)	10,921
Contract benefits	(6,564)	(7,709)	(62,192)	(21,418)	(3,626)	(4,216)	(156)	(300)
Contract terminations	(55,197)	(71,329)	(231,620)	(274,113)	(3,608)	(5,544)	(14,360)	(10,170)
Contract maintenance charges	(82)	(101)	0	0	(19)	(22)	0	0
Other transfers (to) from FILI, net	(357)	133	1	(1)	(224)	121	0	(9)
Net increase (decrease) in net assets from contract transactions	(48,778)	(41,222)	(63,774)	167,522	(18,216)	(28,216)	(36,526)	23,381
Total increase (decrease) in net assets	(51,182)	(44,010)	(65,447)	165,927	(17,424)	(21,620)	(31,924)	44,479
Net Assets:
Beginning of period	326,278	370,288	912,990	747,063	127,331	148,951	409,966	365,487
End of period	$ 275,096	$ 326,278	$ 847,543	$ 912,990	$ 109,907	$ 127,331	$ 378,042	$ 409,966
(In thousands)	Subaccounts Investing In:
	VIP - Equity-Income		VIP - Equity-Income Investor Class		VIP - Growth		VIP - Growth Investor Class
	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Operations:
Net investment income (loss)	$ 8,930	$ 7,348	$ 7,528	$ 5,858	$ (2,790)	$ (2,039)	$ (119)	$ 36
Net realized gain (loss) on investments	8,603	31,896	10,704	21,316	7,738	(1,477)	11,724	4,616
Unrealized appreciation (depreciation)	17,093	67,248	4,157	25,478	37,889	119,165	5,166	32,003
Net increase (decrease) in net assets from operations	34,626	106,492	22,389	52,652	42,837	115,649	16,771	36,655
Contract Transactions:
Payments received from contract owners	1,066	1,414	7,192	10,575	1,939	1,912	4,108	1,971
Transfers between sub-accounts and the fixed account, net	(22,655)	(18,642)	1,681	44,334	(13,357)	(16,614)	27,091	10,467
Contract benefits	(11,270)	(11,647)	(42)	(139)	(7,246)	(6,524)	(3)	(45)
Contract terminations	(18,554)	(17,349)	(7,617)	(5,531)	(17,391)	(15,007)	(4,571)	(2,989)
Contract maintenance charges	(77)	(83)	0	0	(89)	(89)	0	0
Other transfers (to) from FILI, net	(147)	(205)	22	(7)	(266)	75	28	1
Net increase (decrease) in net assets from contract transactions	(51,637)	(46,512)	1,236	49,232	(36,410)	(36,247)	26,653	9,405
Total increase (decrease) in net assets	(17,011)	59,980	23,625	101,884	6,427	79,402	43,424	46,060
Net Assets:
Beginning of period	470,381	410,401	269,681	167,797	427,784	348,382	146,881	100,821
End of period	$ 453,370	$ 470,381	$ 293,306	$ 269,681	$ 434,211	$ 427,784	$ 190,305	$ 146,881
(In thousands)	Subaccounts Investing In:
	VIP - Overseas		VIP - Overseas, Class R		VIP - Overseas, Class R Investor Class
	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Operations:
Net investment income (loss)	$ 339	$ 383	$ 180	$ 228	$ 1,843	$ 1,801
Net realized gain (loss) on investments	(1,723)	(2,800)	(397)	(918)	2,839	1,705
Unrealized appreciation (depreciation)	(5,251)	21,480	(3,514)	10,921	(19,851)	32,693
Net increase (decrease) in net assets from operations	(6,635)	19,063	(3,731)	10,231	(15,169)	36,199
Contract Transactions:
Payments received from contract owners	0	0	623	341	4,596	4,264
Transfers between sub-accounts and the fixed account, net	(4,300)	(6,722)	(4,234)	(886)	(3,849)	31,230
Contract benefits	(888)	(1,034)	(715)	(951)	(39)	(68)
Contract terminations	(2,512)	(2,370)	(1,204)	(1,331)	(4,254)	(2,791)
Contract maintenance charges	(15)	(16)	(11)	(12)	(3)	(7)
Other transfers (to) from FILI, net	(40)	(43)	27	34	0	(7)
Net increase (decrease) in net assets from contract transactions	(7,755)	(10,185)	(5,514)	(2,805)	(3,549)	32,621
Total increase (decrease) in net assets	(14,390)	8,878	(9,245)	7,426	(18,718)	68,820
Net Assets:
Beginning of period	79,166	70,288	45,199	37,773	178,565	109,745
End of period	$ 64,776	$ 79,166	$ 35,954	$ 45,199	$ 159,847	$ 178,565
(In thousands)	Subaccounts Investing In:
	VIP - Investment Grade Bond		VIP - Investment Grade Bond Investor Class		VIP - Asset Manager		VIP - Asset Manager Investor Class
	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Operations:
Net investment income (loss)	$ 3,079	$ 3,650	$ 10,006	$ 8,435	$ 1,652	$ 1,872	$ 2,010	$ 1,486
Net realized gain (loss) on investments	(425)	1,713	608	5,103	14,021	695	8,684	2,010
Unrealized appreciation (depreciation)	8,963	(12,997)	11,931	(23,488)	(2,693)	33,446	(3,544)	12,223
Net increase (decrease) in net assets from operations	11,617	(7,634)	22,545	(9,950)	12,980	36,013	7,150	15,719
Contract Transactions:
Payments received from contract owners	694	971	16,334	16,423	950	1,856	8,292	4,238
Transfers between sub-accounts and the fixed account, net	(4,978)	(50,583)	101,447	(128,257)	(7,927)	(10,305)	28,459	4,826
Contract benefits	(7,619)	(9,003)	(111)	(376)	(8,393)	(8,109)	(8)	(548)
Contract terminations	(9,759)	(13,223)	(22,258)	(28,922)	(10,786)	(10,426)	(6,056)	(2,782)
Contract maintenance charges	(36)	(46)	0	0	(46)	(49)	0	0
Other transfers (to) from FILI, net	(617)	(49)	2	(18)	(401)	(221)	0	(1)
Net increase (decrease) in net assets from contract transactions	(22,315)	(71,933)	95,414	(141,150)	(26,603)	(27,254)	30,687	5,733
Total increase (decrease) in net assets	(10,698)	(79,567)	117,959	(151,100)	(13,623)	8,759	37,837	21,452
Net Assets:
Beginning of period	246,448	326,015	386,682	537,782	268,232	259,473	120,888	99,436
End of period	$ 235,750	$ 246,448	$ 504,641	$ 386,682	$ 254,609	$ 268,232	$ 158,725	$ 120,888
(In thousands)	Subaccounts Investing In:
	VIP - Index 500		VIP - Asset Manager: Growth		VIP - Asset Manager: Growth Investor Class
	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Operations:
Net investment income (loss)	$ 18,404	$ 15,744	$ 190	$ 131	$ 706	$ 382
Net realized gain (loss) on investments	36,657	26,389	1,597	748	2,395	694
Unrealized appreciation (depreciation)	109,423	217,792	2,463	15,323	66	7,370
Net increase (decrease) in net assets from operations	164,484	259,925	4,250	16,202	3,167	8,446
Contract Transactions:
Payments received from contract owners	42,224	29,563	480	587	4,297	2,420
Transfers between sub-accounts and the fixed account, net	183,854	194,960	(2,479)	(4,307)	21,385	9,962
Contract benefits	(9,361)	(9,594)	(2,188)	(2,357)	0	(53)
Contract terminations	(34,203)	(34,357)	(2,451)	(3,407)	(1,561)	(897)
Contract maintenance charges	(82)	(79)	(17)	(18)	0	0
Other transfers (to) from FILI, net	240	152	(90)	16	(1)	3
Net increase (decrease) in net assets from contract transactions	182,672	180,645	(6,745)	(9,486)	24,120	11,435
Total increase (decrease) in net assets	347,156	440,570	(2,495)	6,716	27,287	19,881
Net Assets:
Beginning of period	1,182,394	741,824	86,824	80,108	53,782	33,901
End of period	$ 1,529,550	$ 1,182,394	$ 84,329	$ 86,824	$ 81,069	$ 53,782
(In thousands)	Subaccounts Investing In:
	VIP - Contrafund		VIP - Contrafund Investor Class		VIP - Balanced		VIP - Balanced Investor Class
	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Operations:
Net investment income (loss)	$ 1,157	$ 2,090	$ 7,000	$ 6,512	$ 1,021	$ 996	$ 12,247	$ 9,823
Net realized gain (loss) on investments	47,359	17,006	40,102	9,014	20,150	7,708	239,310	90,015
Unrealized appreciation (depreciation)	52,449	217,780	59,543	183,023	(7,424)	15,203	(93,404)	152,017
Net increase (decrease) in net assets from operations	100,965	236,876	106,645	198,549	13,747	23,907	158,153	251,855
Contract Transactions:
Payments received from contract owners	2,769	2,804	29,101	25,413	2,126	1,386	51,086	45,287
Transfers between sub-accounts and the fixed account, net	(42,230)	(53,372)	44,235	80,382	5,526	6,594	144,115	132,772
Contract benefits	(16,153)	(16,879)	(94)	(456)	(4,846)	(5,182)	(2,005)	(2,192)
Contract terminations	(33,215)	(33,064)	(25,949)	(16,980)	(5,737)	(4,731)	(106,620)	(89,196)
Contract maintenance charges	(191)	(194)	0	0	(21)	(21)	0	0
Other transfers (to) from FILI, net	287	273	16	40	(192)	12	(9)	8
Net increase (decrease) in net assets from contract transactions	(88,733)	(100,432)	47,309	88,399	(3,144)	(1,942)	86,567	86,679
Total increase (decrease) in net assets	12,232	136,444	153,954	286,948	10,603	21,965	244,720	338,534
Net Assets:
Beginning of period	970,548	834,104	888,842	601,894	150,888	128,923	1,663,003	1,324,469
End of period	$ 982,780	$ 970,548	$ 1,042,796	$ 888,842	$ 161,491	$ 150,888	$ 1,907,723	$ 1,663,003
(In thousands)	Subaccounts Investing In:
	VIP - Dynamic Capital Appreciation		VIP - Dynamic Capital Appreciation Investor Class		VIP - Growth & Income		VIP - Growth & Income Investor Class
	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Operations:
Net investment income (loss)	$ (118)	$ (105)	$ 254	$ 122	$ 1,204	$ 1,240	$ 2,518	$ 1,670
Net realized gain (loss) on investments	3,288	3,052	10,767	8,329	3,375	1,396	5,449	4,919
Unrealized appreciation (depreciation)	(194)	4,743	38	11,980	7,786	30,718	5,922	16,004
Net increase (decrease) in net assets from operations	2,976	7,690	11,059	20,431	12,365	33,354	13,889	22,593
Contract Transactions:
Payments received from contract owners	320	351	7,060	4,050	467	550	5,245	4,817
Transfers between sub-accounts and the fixed account, net	2,034	6,492	16,355	40,325	(833)	1,588	35,137	43,957
Contract benefits	(859)	(736)	(4)	(88)	(4,273)	(4,067)	(8)	(43)
Contract terminations	(906)	(1,081)	(2,465)	(1,625)	(4,421)	(5,690)	(3,981)	(2,510)
Contract maintenance charges	(6)	(5)	0	0	(27)	(26)	0	0
Other transfers (to) from FILI, net	(18)	6	1	3	21	(52)	2	2
Net increase (decrease) in net assets from contract transactions	565	5,027	20,947	42,665	(9,066)	(7,697)	36,395	46,223
Total increase (decrease) in net assets	3,541	12,717	32,006	63,096	3,299	25,657	50,284	68,816
Net Assets:
Beginning of period	32,005	19,288	97,349	34,253	133,169	107,512	118,704	49,888
End of period	$ 35,546	$ 32,005	$ 129,355	$ 97,349	$ 136,468	$ 133,169	$ 168,988	$ 118,704
(In thousands)	Subaccounts Investing In:
	VIP - Growth Opportunities		VIP - Growth Opportunities Investor Class		VIP - Mid Cap		VIP - Mid Cap Investor Class
	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Operations:
Net investment income (loss)	$ (502)	$ (388)	$ (57)	$ 68	$ (2,197)	$ (1,163)	$ (72)	$ 916
Net realized gain (loss) on investments	5,510	2,819	12,712	5,844	16,913	51,649	15,869	51,522
Unrealized appreciation (depreciation)	3,090	20,554	201	21,181	4,639	55,296	9,186	51,421
Net increase (decrease) in net assets from operations	8,098	22,985	12,856	27,093	19,355	105,782	24,983	103,859
Contract Transactions:
Payments received from contract owners	353	268	2,949	2,067	1,057	956	9,357	8,720
Transfers between sub-accounts and the fixed account, net	(9,431)	(2,670)	1,051	14,742	(24,076)	(17,925)	3,667	33,806
Contract benefits	(1,767)	(1,501)	(50)	(58)	(8,496)	(9,628)	(66)	(130)
Contract terminations	(2,564)	(3,331)	(3,231)	(1,628)	(11,369)	(11,549)	(9,223)	(6,907)
Contract maintenance charges	(17)	(17)	0	0	(66)	(68)	0	0
Other transfers (to) from FILI, net	41	35	0	2	124	(14)	0	2
Net increase (decrease) in net assets from contract transactions	(13,385)	(7,216)	719	15,125	(42,826)	(38,228)	3,735	35,491
Total increase (decrease) in net assets	(5,287)	15,769	13,575	42,218	(23,471)	67,554	28,718	139,350
Net Assets:
Beginning of period	83,770	68,001	114,008	71,790	388,500	320,946	413,891	274,541
End of period	$ 78,483	$ 83,770	$ 127,583	$ 114,008	$ 365,029	$ 388,500	$ 442,609	$ 413,891
(In thousands)	Subaccounts Investing In:
	VIP - Value Strategies		VIP - Value Strategies Investor Class		VIP - Utilities		VIP - Utilities Investor Class
	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Operations:
Net investment income (loss)	$ 58	$ 29	$ 610	$ 537	$ 301	$ 389	$ 1,222	$ 1,048
Net realized gain (loss) on investments	1,193	660	4,518	5,695	1,940	146	6,054	3,378
Unrealized appreciation (depreciation)	1,695	14,579	(433)	14,136	2,905	3,626	4,576	3,257
Net increase (decrease) in net assets from operations	2,946	15,268	4,695	20,368	5,146	4,161	11,852	7,683
Contract Transactions:
Payments received from contract owners	222	193	1,315	2,765	324	166	3,925	1,988
Transfers between sub-accounts and the fixed account, net	(10,944)	(3,892)	(9,753)	7,458	6,265	(2,729)	27,041	(345)
Contract benefits	(1,652)	(1,478)	(7)	(38)	(778)	(653)	(10)	(9)
Contract terminations	(2,078)	(2,161)	(3,155)	(2,634)	(1,018)	(928)	(1,890)	(1,220)
Contract maintenance charges	(8)	(11)	0	0	(14)	(22)	(17)	(28)
Other transfers (to) from FILI, net	(24)	10	(1)	2	(18)	21	2	(3)
Net increase (decrease) in net assets from contract transactions	(14,484)	(7,339)	(11,601)	7,553	4,761	(4,145)	29,051	383
Total increase (decrease) in net assets	(11,538)	7,929	(6,906)	27,921	9,907	16	40,903	8,066
Net Assets:
Beginning of period	61,148	53,219	86,833	58,912	23,539	23,523	46,875	38,809
End of period	$ 49,610	$ 61,148	$ 79,927	$ 86,833	$ 33,446	$ 23,539	$ 87,778	$ 46,875
(In thousands)	Subaccounts Investing In:
	VIP - Technology		VIP - Technology Investor Class		VIP - Energy		VIP - Energy Investor Class
	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Operations:
Net investment income (loss)	$ (428)	$ (332)	$ (204)	$ (85)	$ 0	$ 36	$ 664	$ 600
Net realized gain (loss) on investments	9,695	2,874	22,597	6,220	1,659	(378)	3,032	740
Unrealized appreciation (depreciation)	(3,516)	9,134	(8,217)	16,150	(12,545)	19,080	(19,938)	17,550
Net increase (decrease) in net assets from operations	5,751	11,676	14,176	22,285	(10,886)	18,738	(16,242)	18,890
Contract Transactions:
Payments received from contract owners	167	107	6,847	2,708	309	240	4,511	1,792
Transfers between sub-accounts and the fixed account, net	3,338	(8,262)	35,474	4,121	(4,542)	(16,020)	11,189	(3,787)
Contract benefits	(989)	(1,262)	(65)	(398)	(2,635)	(2,239)	(55)	(64)
Contract terminations	(1,989)	(1,456)	(3,176)	(2,326)	(2,665)	(3,723)	(3,695)	(2,385)
Contract maintenance charges	(24)	(15)	(23)	(18)	(30)	(30)	(31)	(12)
Other transfers (to) from FILI, net	(16)	13	(3)	1	(96)	(59)	(4)	4
Net increase (decrease) in net assets from contract transactions	487	(10,875)	39,054	4,088	(9,659)	(21,831)	11,915	(4,452)
Total increase (decrease) in net assets	6,238	801	53,230	26,373	(20,545)	(3,093)	(4,327)	14,438
Net Assets:
Beginning of period	54,950	54,149	110,744	84,371	85,693	88,786	96,642	82,204
End of period	$ 61,188	$ 54,950	$ 163,974	$ 110,744	$ 65,148	$ 85,693	$ 92,315	$ 96,642
(In thousands)	Subaccounts Investing In:
	VIP - Health Care		VIP - Health Care Investor Class		VIP - Financial Services		VIP - Financial Services Investor Class
	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Operations:
Net investment income (loss)	$ (1,472)	$ (858)	$ (926)	$ (438)	$ 56	$ 87	$ 699	$ 453
Net realized gain (loss) on investments	31,098	11,761	64,323	23,878	796	946	3,622	2,898
Unrealized appreciation (depreciation)	17,470	33,241	61,840	69,427	1,057	4,685	2,185	8,023
Net increase (decrease) in net assets from operations	47,096	44,144	125,237	92,867	1,909	5,718	6,506	11,374
Contract Transactions:
Payments received from contract owners	1,271	747	28,634	16,103	62	139	3,664	1,828
Transfers between sub-accounts and the fixed account, net	20,895	49,563	119,736	138,677	(4,648)	3,994	13,088	14,227
Contract benefits	(3,156)	(1,970)	(142)	(24)	(351)	(391)	0	(9)
Contract terminations	(4,174)	(3,447)	(11,165)	(4,461)	(482)	(408)	(1,400)	(952)
Contract maintenance charges	(92)	(41)	(130)	(70)	(9)	(17)	(10)	(9)
Other transfers (to) from FILI, net	69	2	3	0	24	(37)	(9)	0
Net increase (decrease) in net assets from contract transactions	14,813	44,854	136,936	150,225	(5,404)	3,280	15,333	15,085
Total increase (decrease) in net assets	61,909	88,998	262,173	243,092	(3,495)	8,998	21,839	26,459
Net Assets:
Beginning of period	149,383	60,385	348,400	105,308	24,936	15,938	54,149	27,690
End of period	$ 211,292	$ 149,383	$ 610,573	$ 348,400	$ 21,441	$ 24,936	$ 75,988	$ 54,149
(In thousands)	Subaccounts Investing In:
	VIP - Industrials		VIP - Industrials Investor Class		VIP - Consumer Discretionary		VIP - Consumer Discretionary Investor Class
	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Operations:
Net investment income (loss)	$ (32)	$ 20	$ 636	$ 614	$ (92)	$ (142)	$ 166	$ (58)
Net realized gain (loss) on investments	5,004	5,561	11,176	7,558	4,116	2,547	13,229	6,918
Unrealized appreciation (depreciation)	(2,781)	7,507	(5,856)	16,223	(2,680)	4,103	(7,223)	12,744
Net increase (decrease) in net assets from operations	2,191	13,088	5,956	24,395	1,344	6,508	6,172	19,604
Contract Transactions:
Payments received from contract owners	267	385	3,668	3,684	81	228	1,904	3,762
Transfers between sub-accounts and the fixed account, net	(8,322)	10,368	(14,496)	48,032	(10,109)	12,128	(25,456)	51,855
Contract benefits	(847)	(916)	(99)	(13)	(486)	(463)	(57)	(31)
Contract terminations	(1,149)	(1,007)	(2,782)	(971)	(529)	(427)	(2,314)	(1,141)
Contract maintenance charges	(14)	(13)	(16)	(14)	(8)	(11)	(47)	(32)
Other transfers (to) from FILI, net	(71)	63	(10)	1	7	54	(15)	1
Net increase (decrease) in net assets from contract transactions	(10,136)	8,880	(13,735)	50,719	(11,044)	11,509	(25,985)	54,414
Total increase (decrease) in net assets	(7,945)	21,968	(7,779)	75,114	(9,700)	18,017	(19,813)	74,018
Net Assets:
Beginning of period	50,583	28,615	116,944	41,830	29,023	11,006	98,967	24,949
End of period	$ 42,638	$ 50,583	$ 109,165	$ 116,944	$ 19,323	$ 29,023	$ 79,154	$ 98,967
(In thousands)	Subaccounts Investing In:
	VIP - Real Estate		VIP - Real Estate Investor Class		VIP - Strategic Income		VIP - Strategic Income Investor Class
	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Operations:
Net investment income (loss)	$ 518	$ 354	$ 2,873	$ 2,070	$ 1,924	$ 3,301	$ 25,579	$ 34,236
Net realized gain (loss) on investments	3,529	(387)	13,256	13,591	1,663	3,685	13,476	18,031
Unrealized appreciation (depreciation)	8,257	951	24,176	(15,272)	(838)	(7,948)	(10,528)	(53,675)
Net increase (decrease) in net assets from operations	12,304	918	40,305	389	2,749	(962)	28,527	(1,408)
Contract Transactions:
Payments received from contract owners	370	509	6,012	12,919	893	1,385	37,253	45,500
Transfers between sub-accounts and the fixed account, net	4,358	(14,607)	30,552	(1,548)	(8,324)	(31,146)	11,219	(125,947)
Contract benefits	(849)	(1,408)	(29)	(32)	(1,915)	(2,740)	(420)	(1,274)
Contract terminations	(1,692)	(2,332)	(4,254)	(5,138)	(4,912)	(5,774)	(37,127)	(45,615)
Contract maintenance charges	(12)	(14)	0	0	(15)	(20)	0	0
Other transfers (to) from FILI, net	41	52	1	(2)	(47)	12	(5)	(1)
Net increase (decrease) in net assets from contract transactions	2,216	(17,800)	32,282	6,199	(14,320)	(38,283)	10,920	(127,337)
Total increase (decrease) in net assets	14,520	(16,882)	72,587	6,588	(11,571)	(39,245)	39,447	(128,745)
Net Assets:
Beginning of period	41,306	58,188	127,117	120,529	101,470	140,715	872,838	1,001,583
End of period	$ 55,826	$ 41,306	$ 199,704	$ 127,117	$ 89,899	$ 101,470	$ 912,285	$ 872,838
(In thousands)	Subaccounts Investing In:
	VIP - Growth Strategies		VIP - Growth Strategies Investor Class		VIP - International Capital Appreciation, Class R		VIP - International Capital Appreciation, Class R Investor Class
	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Operations:
Net investment income (loss)	$ (48)	$ (47)	$ (14)	$ (20)	$ (69)	$ (22)	$ 171	$ 312
Net realized gain (loss) on investments	291	140	1,076	486	261	615	2,946	1,619
Unrealized appreciation (depreciation)	508	1,656	1,185	2,737	114	2,222	(878)	9,342
Net increase (decrease) in net assets from operations	751	1,749	2,247	3,203	306	2,815	2,239	11,273
Contract Transactions:
Payments received from contract owners	55	34	319	256	35	62	5,011	5,866
Transfers between sub-accounts and the fixed account, net	(4)	1,289	9,784	5,421	397	(3,467)	16,568	28,794
Contract benefits	(144)	(77)	(2)	0	(344)	(250)	(37)	(47)
Contract terminations	(126)	(221)	(1,331)	(104)	(405)	(494)	(2,314)	(1,958)
Contract maintenance charges	(1)	(1)	0	0	(3)	(4)	(16)	(14)
Other transfers (to) from FILI, net	6	1	1	0	0	(43)	(1)	(2)
Net increase (decrease) in net assets from contract transactions	(214)	1,025	8,771	5,573	(320)	(4,196)	19,211	32,639
Total increase (decrease) in net assets	537	2,774	11,018	8,776	(14)	(1,381)	21,450	43,912
Net Assets:
Beginning of period	7,025	4,251	15,290	6,514	16,213	17,594	80,713	36,801
End of period	$ 7,562	$ 7,025	$ 26,308	$ 15,290	$ 16,199	$ 16,213	$ 102,163	$ 80,713
(In thousands)	Subaccounts Investing In:
	VIP - Value Leaders		VIP - Value Leaders Investor Class		VIP - Value		VIP - Value Investor Class
	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Operations:
Net investment income (loss)	$ 26	$ (20)	$ 175	$ 54	$ 120	$ 57	$ 1,070	$ 550
Net realized gain (loss) on investments	164	341	808	747	1,412	1,944	6,016	7,167
Unrealized appreciation (depreciation)	632	1,705	1,179	3,198	519	2,238	1,699	5,432
Net increase (decrease) in net assets from operations	822	2,026	2,162	3,999	2,051	4,239	8,785	13,149
Contract Transactions:
Payments received from contract owners	11	9	370	159	216	56	3,319	1,519
Transfers between sub-accounts and the fixed account, net	(548)	1,427	(93)	4,824	2,142	3,257	23,214	20,265
Contract benefits	(210)	(200)	0	(3)	(452)	(349)	(21)	(13)
Contract terminations	(156)	(276)	(425)	(421)	(551)	(356)	(1,930)	(1,033)
Contract maintenance charges	(1)	(1)	0	0	(4)	(3)	0	0
Other transfers (to) from FILI, net	(35)	(40)	0	1	6	36	(1)	(7)
Net increase (decrease) in net assets from contract transactions	(939)	919	(148)	4,560	1,357	2,641	24,581	20,731
Total increase (decrease) in net assets	(117)	2,945	2,014	8,559	3,408	6,880	33,366	33,880
Net Assets:
Beginning of period	7,765	4,820	17,633	9,074	18,690	11,810	65,290	31,410
End of period	$ 7,648	$ 7,765	$ 19,647	$ 17,633	$ 22,098	$ 18,690	$ 98,656	$ 65,290
(In thousands)	Subaccounts Investing In:
	VIP - Growth Stock		VIP - Growth Stock Investor Class		VIP - Freedom Income		VIP - Freedom Income Investor Class
	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Operations:
Net investment income (loss)	$ 5	$ (32)	$ 535	$ 210	$ 92	$ 89	$ 807	$ 716
Net realized gain (loss) on investments	2,661	1,978	13,221	9,268	205	163	1,141	751
Unrealized appreciation (depreciation)	(811)	1,836	(3,269)	7,779	60	263	102	889
Net increase (decrease) in net assets from operations	1,855	3,782	10,487	17,257	357	515	2,050	2,356
Contract Transactions:
Payments received from contract owners	59	33	3,957	3,621	125	27	1,627	2,866
Transfers between sub-accounts and the fixed account, net	2,538	1,826	15,191	12,751	1,388	357	4,735	19,828
Contract benefits	(231)	(258)	0	(3)	(428)	(82)	(55)	(127)
Contract terminations	(464)	(480)	(2,388)	(1,244)	(696)	(531)	(2,313)	(3,977)
Contract maintenance charges	(3)	(3)	0	0	(2)	(2)	0	0
Other transfers (to) from FILI, net	29	10	1	6	7	14	(1)	5
Net increase (decrease) in net assets from contract transactions	1,928	1,128	16,761	15,131	394	(217)	3,993	18,595
Total increase (decrease) in net assets	3,783	4,910	27,248	32,388	751	298	6,043	20,951
Net Assets:
Beginning of period	15,953	11,043	75,655	43,267	11,966	11,668	56,010	35,059
End of period	$ 19,736	$ 15,953	$ 102,903	$ 75,655	$ 12,717	$ 11,966	$ 62,053	$ 56,010
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2005		VIP - Freedom 2005 Investor Class		VIP - Freedom 2010		VIP - Freedom 2010 Investor Class
	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Operations:
Net investment income (loss)	$ 62	$ 54	$ 282	$ 207	$ 113	$ 129	$ 765	$ 811
Net realized gain (loss) on investments	90	59	523	420	453	274	2,119	1,404
Unrealized appreciation (depreciation)	90	407	(88)	663	(30)	1,331	(697)	4,342
Net increase (decrease) in net assets from operations	242	520	717	1,290	536	1,734	2,187	6,557
Contract Transactions:
Payments received from contract owners	112	138	928	1,377	11	63	1,399	1,186
Transfers between sub-accounts and the fixed account, net	535	451	2,688	2,246	213	(693)	699	3,917
Contract benefits	(2)	(3)	(5)	0	(108)	(8)	(17)	(242)
Contract terminations	(153)	(255)	(683)	(1,049)	(1,613)	(503)	(4,160)	(4,565)
Contract maintenance charges	(1)	(1)	0	0	(3)	(3)	0	0
Other transfers (to) from FILI, net	(2)	1	(1)	(1)	2	4	1	(1)
Net increase (decrease) in net assets from contract transactions	489	331	2,927	2,573	(1,498)	(1,140)	(2,078)	295
Total increase (decrease) in net assets	731	851	3,644	3,863	(962)	594	109	6,852
Net Assets:
Beginning of period	6,574	5,723	16,204	12,341	15,005	14,411	55,875	49,023
End of period	$ 7,305	$ 6,574	$ 19,848	$ 16,204	$ 14,043	$ 15,005	$ 55,984	$ 55,875
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2015		VIP - Freedom 2015 Investor Class		VIP - Freedom 2020		VIP - Freedom 2020 Investor Class
	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Operations:
Net investment income (loss)	$ 255	$ 281	$ 1,299	$ 1,317	$ 236	$ 274	$ 2,414	$ 2,080
Net realized gain (loss) on investments	903	711	3,015	2,048	1,222	805	5,137	3,474
Unrealized appreciation (depreciation)	7	2,754	(407)	7,297	(261)	2,910	(607)	12,944
Net increase (decrease) in net assets from operations	1,165	3,746	3,907	10,662	1,197	3,989	6,944	18,498
Contract Transactions:
Payments received from contract owners	94	228	3,361	4,083	498	575	9,031	6,782
Transfers between sub-accounts and the fixed account, net	(194)	(138)	732	7,153	(1,105)	1,193	18,157	11,240
Contract benefits	(49)	(121)	(187)	0	(31)	(64)	(36)	(42)
Contract terminations	(1,110)	(1,671)	(3,551)	(4,634)	(747)	(2,200)	(5,056)	(4,958)
Contract maintenance charges	(8)	(7)	0	0	(5)	(5)	0	0
Other transfers (to) from FILI, net	(39)	6	(1)	1	(26)	0	3	(2)
Net increase (decrease) in net assets from contract transactions	(1,306)	(1,703)	354	6,603	(1,416)	(501)	22,099	13,020
Total increase (decrease) in net assets	(141)	2,043	4,261	17,265	(219)	3,488	29,043	31,518
Net Assets:
Beginning of period	30,357	28,314	88,922	71,657	29,388	25,900	142,627	111,109
End of period	$ 30,216	$ 30,357	$ 93,183	$ 88,922	$ 29,169	$ 29,388	$ 171,670	$ 142,627
(In thousands)	Subaccounts Investing In:
	VIP - Freedom 2025		VIP - Freedom 2025 Investor Class		VIP - Freedom 2030		VIP - Freedom 2030 Investor Class
	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Operations:
Net investment income (loss)	$ 130	$ 165	$ 1,778	$ 1,621	$ 133	$ 149	$ 1,540	$ 1,415
Net realized gain (loss) on investments	657	386	4,767	2,506	521	476	4,566	2,339
Unrealized appreciation (depreciation)	(97)	1,950	(874)	11,273	(3)	2,328	(893)	12,142
Net increase (decrease) in net assets from operations	690	2,501	5,671	15,400	651	2,953	5,213	15,896
Contract Transactions:
Payments received from contract owners	242	139	7,386	6,237	496	362	7,799	6,918
Transfers between sub-accounts and the fixed account, net	(684)	1,833	13,911	19,076	(290)	(530)	6,856	21,592
Contract benefits	(26)	(1)	(16)	0	(32)	(194)	0	(57)
Contract terminations	(131)	(404)	(4,013)	(1,099)	(514)	(301)	(1,260)	(3,824)
Contract maintenance charges	(5)	(5)	0	0	(5)	(4)	0	0
Other transfers (to) from FILI, net	1	1	(4)	(1)	1	1	0	0
Net increase (decrease) in net assets from contract transactions	(603)	1,563	17,264	24,213	(344)	(666)	13,395	24,629
Total increase (decrease) in net assets	87	4,064	22,935	39,613	307	2,287	18,608	40,525
Net Assets:
Beginning of period	16,215	12,151	106,760	67,147	17,116	14,829	102,899	62,374
End of period	$ 16,302	$ 16,215	$ 129,695	$ 106,760	$ 17,423	$ 17,116	$ 121,507	$ 102,899
(In thousands)	Subaccounts Investing In:
	VIP - Freedom Lifetime Income I		VIP - Freedom Lifetime Income II		VIP - Freedom Lifetime Income III
	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Operations:
Net investment income (loss)	$ 147	$ 127	$ 343	$ 269	$ 194	$ 129
Net realized gain (loss) on investments	327	222	329	206	523	196
Unrealized appreciation (depreciation)	(34)	568	393	1,925	(164)	1,439
Net increase (decrease) in net assets from operations	440	917	1,065	2,400	553	1,764
Contract Transactions:
Payments received from contract owners	0	0	0	0	0	0
Transfers between sub-accounts and the fixed account, net	2,063	1,167	6,709	2,255	4,130	2,136
Contract benefits	(744)	(786)	(1,570)	(1,368)	(812)	(608)
Contract terminations	(30)	0	0	0	(92)	(50)
Contract maintenance charges	0	0	0	0	0	0
Other transfers (to) from FILI, net	(6)	(410)	46	54	35	11
Net increase (decrease) in net assets from contract transactions	1,283	(29)	5,185	941	3,261	1,489
Total increase (decrease) in net assets	1,723	888	6,250	3,341	3,814	3,253
Net Assets:
Beginning of period	10,717	9,829	22,505	19,164	11,559	8,306
End of period	$ 12,440	$ 10,717	$ 28,755	$ 22,505	$ 15,373	$ 11,559
(In thousands)	Subaccounts Investing In:
	VIP - Disciplined Small Cap		VIP - Disciplined Small Cap Investor Class		VIP - FundsManager 20%		VIP - FundsManager 50%
	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Operations:
Net investment income (loss)	$ (169)	$ (82)	$ 228	$ 393	$ 6,773	$ 5,801	$ 9,929	$ 6,857
Net realized gain (loss) on investments	5,541	3,744	21,685	13,212	14,241	22,628	30,525	15,948
Unrealized appreciation (depreciation)	(4,330)	5,610	(15,210)	20,670	3,625	2,984	12,258	101,886
Net increase (decrease) in net assets from operations	1,042	9,272	6,703	34,275	24,639	31,413	52,712	124,691
Contract Transactions:
Payments received from contract owners	377	459	6,037	7,663	28,215	39,764	38,573	44,289
Transfers between sub-accounts and the fixed account, net	(10,087)	15,157	(18,293)	71,303	53,546	12,114	112,024	148,486
Contract benefits	(601)	(567)	(34)	(91)	(3,573)	(3,206)	(11,234)	(8,422)
Contract terminations	(1,029)	(962)	(5,013)	(2,396)	(39,969)	(36,318)	(51,753)	(37,335)
Contract maintenance charges	(7)	(6)	0	0	(15)	(16)	(19)	(23)
Other transfers (to) from FILI, net	19	(54)	19	(2)	37	14	178	491
Net increase (decrease) in net assets from contract transactions	(11,328)	14,027	(17,284)	76,477	38,241	12,352	87,769	147,486
Total increase (decrease) in net assets	(10,286)	23,299	(10,581)	110,752	62,880	43,765	140,481	272,177
Net Assets:
Beginning of period	42,103	18,804	169,772	59,020	626,307	582,542	1,065,142	792,965
End of period	$ 31,817	$ 42,103	$ 159,191	$ 169,772	$ 689,187	$ 626,307	$ 1,205,623	$ 1,065,142
(In thousands)	Subaccounts Investing In:
	VIP - FundsManager 60%		VIP - FundsManager 70%		VIP - FundsManager 85%
	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Operations:
Net investment income (loss)	$ 7,381	$ 4,176	$ 8,164	$ 5,977	$ 2,352	$ 1,600
Net realized gain (loss) on investments	86,140	86,464	20,925	14,988	11,197	6,896
Unrealized appreciation (depreciation)	(21,786)	137,453	11,834	108,480	2,302	49,867
Net increase (decrease) in net assets from operations	71,735	228,093	40,923	129,445	15,851	58,363
Contract Transactions:
Payments received from contract owners	37,244	26,612	46,570	31,695	13,124	9,997
Transfers between sub-accounts and the fixed account, net	124,836	96,928	87,894	92,334	31,013	36,576
Contract benefits	(6,487)	(6,699)	(5,133)	(3,598)	(2,588)	(2,183)
Contract terminations	(102,397)	(75,650)	(22,662)	(19,076)	(10,318)	(10,883)
Contract maintenance charges	(13)	(11)	(15)	(15)	(7)	(8)
Other transfers (to) from FILI, net	(26)	185	12	158	(40)	70
Net increase (decrease) in net assets from contract transactions	53,157	41,365	106,666	101,498	31,184	33,569
Total increase (decrease) in net assets	124,892	269,458	147,589	230,943	47,035	91,932
Net Assets:
Beginning of period	1,554,618	1,285,160	788,692	557,749	298,041	206,109
End of period	$ 1,679,510	$ 1,554,618	$ 936,281	$ 788,692	$ 345,076	$ 298,041
(In thousands)	Subaccounts Investing In:
	VIP - Consumer Staples		VIP - Consumer Staples Investor Class		VIP - Materials		VIP - Materials Investor Class
	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Operations:
Net investment income (loss)	$ 121	$ 215	$ 1,574	$ 2,004	$ 11	$ 33	$ 344	$ 386
Net realized gain (loss) on investments	1,842	2,829	10,363	9,755	1,589	1,780	3,818	3,275
Unrealized appreciation (depreciation)	552	1,569	4,919	8,389	(1,749)	2,040	(4,359)	5,494
Net increase (decrease) in net assets from operations	2,515	4,613	16,856	20,148	(149)	3,853	(197)	9,155
Contract Transactions:
Payments received from contract owners	181	322	3,801	8,755	25	60	1,133	1,370
Transfers between sub-accounts and the fixed account, net	(4,504)	(1,256)	2,030	20,185	(2,132)	(6,002)	756	(5,292)
Contract benefits	(304)	(595)	(29)	(26)	(563)	(418)	(49)	0
Contract terminations	(414)	(1,306)	(4,614)	(3,451)	(517)	(765)	(2,286)	(1,873)
Contract maintenance charges	(6)	(13)	(7)	(16)	(7)	(11)	(4)	(5)
Other transfers (to) from FILI, net	17	1	(8)	(1)	(61)	44	(8)	(1)
Net increase (decrease) in net assets from contract transactions	(5,030)	(2,847)	1,173	25,446	(3,255)	(7,092)	(458)	(5,801)
Total increase (decrease) in net assets	(2,515)	1,766	18,029	45,594	(3,404)	(3,239)	(655)	3,354
Net Assets:
Beginning of period	23,705	21,939	127,120	81,526	19,601	22,840	48,970	45,616
End of period	$ 21,190	$ 23,705	$ 145,149	$ 127,120	$ 16,197	$ 19,601	$ 48,315	$ 48,970
(In thousands)	Subaccounts Investing In:
	VIP - Telecommunications		VIP - Telecommunications Investor Class		VIP - Emerging Markets		VIP - Emerging Markets Investor Class
	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Operations:
Net investment income (loss)	$ 86	$ 29	$ 476	$ 211	$ (44)	$ (11)	$ 25	$ 124
Net realized gain (loss) on investments	109	517	750	1,525	(121)	(35)	244	160
Unrealized appreciation (depreciation)	(128)	177	(741)	574	154	303	(162)	534
Net increase (decrease) in net assets from operations	67	723	485	2,310	(11)	257	107	818
Contract Transactions:
Payments received from contract owners	4	29	571	809	87	47	649	819
Transfers between sub-accounts and the fixed account, net	(841)	(620)	(1,661)	1,635	(1,196)	(998)	666	(1,046)
Contract benefits	(122)	(199)	(54)	(3)	(115)	(101)	(54)	(4)
Contract terminations	(105)	(123)	(424)	(202)	(259)	(235)	(891)	(918)
Contract maintenance charges	(1)	(5)	(2)	(7)	(3)	(6)	(5)	(7)
Other transfers (to) from FILI, net	(16)	(3)	(4)	(4)	12	(4)	(1)	(3)
Net increase (decrease) in net assets from contract transactions	(1,081)	(921)	(1,574)	2,228	(1,474)	(1,297)	364	(1,159)
Total increase (decrease) in net assets	(1,014)	(198)	(1,089)	4,538	(1,485)	(1,040)	471	(341)
Net Assets:
Beginning of period	4,160	4,358	15,249	10,711	9,168	10,208	27,030	27,371
End of period	$ 3,146	$ 4,160	$ 14,160	$ 15,249	$ 7,683	$ 9,168	$ 27,501	$ 27,030
(In thousands)	Subaccounts Investing In:
	VIP - Floating Rate High Income (a)	VIP - Floating Rate High Income Investor Class (a)	UIF - Emerging Markets Equity		UIF - Emerging Markets Debt		UIF - Global Tactical Asset Allocation
	12/31/14	12/31/14	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Operations:
Net investment income (loss)	$ 22	$ 1,284	$ (150)	$ 650	$ 9,005	$ 8,924	$ 179	$ (137)
Net realized gain (loss) on investments	(10)	(75)	(7,228)	(8,334)	516	7,130	4,292	(992)
Unrealized appreciation (depreciation)	(47)	(2,158)	3,236	5,730	(4,874)	(41,927)	(3,787)	6,195
Net increase (decrease) in net assets from operations	(35)	(949)	(4,142)	(1,954)	4,647	(25,873)	684	5,066
Contract Transactions:
Payments received from contract owners	144	21,415	777	1,705	3,197	12,334	2,047	596
Transfers between sub-accounts and the fixed account, net	1,556	49,438	(11,867)	(18,234)	(22,718)	(86,422)	2,716	2,154
Contract benefits	(16)	0	(902)	(1,626)	(429)	(667)	(487)	(529)
Contract terminations	(228)	(821)	(3,259)	(3,919)	(6,150)	(8,712)	(1,081)	(1,268)
Contract maintenance charges	0	0	(12)	(15)	(5)	(8)	(2)	(2)
Other transfers (to) from FILI, net	(25)	(2)	68	(13)	(76)	7	16	25
Net increase (decrease) in net assets from contract transactions	1,431	70,030	(15,195)	(22,102)	(26,181)	(83,468)	3,209	976
Total increase (decrease) in net assets	1,396	69,081	(19,337)	(24,056)	(21,534)	(109,341)	3,893	6,042
Net Assets:
Beginning of period	0	0	94,831	118,887	181,357	290,698	39,365	33,323
End of period	$ 1,396	$ 69,081	$ 75,494	$ 94,831	$ 159,823	$ 181,357	$ 43,258	$ 39,365
(In thousands)	Subaccounts Investing In:
	Invesco - Van Kampen Global Core Equity		WFAF - Advantage VT Discovery		WFAF - Advantage VT Opportunity
	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Operations:
Net investment income (loss)	$ 381	$ 319	$ (257)	$ (250)	$ (160)	$ (122)
Net realized gain (loss) on investments	1,223	822	4,173	703	14	(390)
Unrealized appreciation (depreciation)	(1,594)	3,193	(4,195)	10,206	2,037	5,500
Net increase (decrease) in net assets from operations	10	4,334	(279)	10,659	1,891	4,988
Contract Transactions:
Payments received from contract owners	326	182	0	0	0	0
Transfers between sub-accounts and the fixed account, net	(1,510)	3,073	(1,933)	(1,562)	(836)	(937)
Contract benefits	(238)	(269)	(536)	(601)	(338)	(441)
Contract terminations	(781)	(841)	(1,379)	(1,207)	(506)	(591)
Contract maintenance charges	(2)	(2)	(9)	(9)	(4)	(4)
Other transfers (to) from FILI, net	13	(4)	11	14	(52)	(11)
Net increase (decrease) in net assets from contract transactions	(2,192)	2,139	(3,846)	(3,365)	(1,736)	(1,984)
Total increase (decrease) in net assets	(2,182)	6,473	(4,125)	7,294	155	3,004
Net Assets:
Beginning of period	25,963	19,490	33,784	26,490	20,791	17,787
End of period	$ 23,781	$ 25,963	$ 29,659	$ 33,784	$ 20,946	$ 20,791

(a) New Fund. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Investments Variable Annuity Account I
Statements of Changes in Net Assets - continued

For the years ended December 31, 2014 and 2013

(In thousands)			Subaccounts Investing In:
	Lazard - Retirement Emerging Markets		PVIT - Commodity Real Return (a)		PVIT - Low Duration		PVIT - Real Return
	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Operations:
Net investment income (loss)	$ 2,307	$ 2,018	$ 31	$ 330	$ 4,617	$ 6,810	$ 3,114	$ 4,470
Net realized gain (loss) on investments	(1,286)	(1,669)	(247)	(425)	1,643	2,493	(5,009)	1,750
Unrealized appreciation (depreciation)	(8,945)	(3,847)	(3,255)	(3,411)	(2,915)	(12,270)	10,491	(51,844)
Net increase (decrease) in net assets from operations	(7,924)	(3,498)	(3,471)	(3,506)	3,345	(2,967)	8,596	(45,624)
Contract Transactions:
Payments received from contract owners	2,420	6,611	672	2,368	14,006	30,303	4,184	13,927
Transfers between sub-accounts and the fixed account, net	(12,772)	(16,413)	(418)	2,529	(19,658)	(18,187)	(55,529)	(221,065)
Contract benefits	(352)	(577)	(22)	(14)	(520)	(1,725)	(649)	(728)
Contract terminations	(4,035)	(4,082)	(456)	(772)	(38,659)	(40,650)	(13,658)	(22,025)
Contract maintenance charges	(6)	(9)	0	0	(6)	(5)	(4)	(6)
Other transfers (to) from FILI, net	17	(11)	1	0	5	14	38	19
Net increase (decrease) in net assets from contract transactions	(14,728)	(14,481)	(223)	4,111	(44,832)	(30,250)	(65,618)	(229,878)
Total increase (decrease) in net assets	(22,652)	(17,979)	(3,694)	605	(41,487)	(33,217)	(57,022)	(275,502)
Net Assets:
Beginning of period	153,571	171,550	17,782	17,177	540,925	574,142	294,496	569,998
End of period	$ 130,919	$ 153,571	$ 14,088	$ 17,782	$ 499,438	$ 540,925	$ 237,474	$ 294,496
(In thousands)	Subaccounts Investing In:
	PVIT - Total Return		Blackrock - Global Allocation V.I. (a)		FTVIP - Templeton Global Bond (b)		FTVIP - Franklin U.S. Gov't Securities (b)
	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13	12/31/14	12/31/13
Operations:
Net investment income (loss)	$ 11,826	$ 15,697	$ 3,632	$ 1,317	$ 6,552	$ 4,921	$ 708	$ 1,092
Net realized gain (loss) on investments	(882)	7,578	17,673	6,512	136	2,322	(6)	(841)
Unrealized appreciation (depreciation)	13,838	(44,376)	(18,361)	5,632	(5,049)	(6,697)	230	(1,414)
Net increase (decrease) in net assets from operations	24,782	(21,101)	2,944	13,461	1,639	546	932	(1,163)
Contract Transactions:
Payments received from contract owners	12,866	43,333	16,811	17,524	9,904	19,288	2,170	3,648
Transfers between sub-accounts and the fixed account, net	(113,785)	(182,076)	26,198	81,678	22,107	51,388	11,381	(20,677)
Contract benefits	(1,406)	(1,583)	(232)	(115)	(133)	(46)	(26)	(116)
Contract terminations	(33,544)	(44,768)	(5,433)	(2,978)	(3,662)	(3,753)	(2,080)	(2,254)
Contract maintenance charges	(6)	(9)	(2)	(1)	(1)	(1)	0	0
Other transfers (to) from FILI, net	9	19	16	15	9	1	1	0
Net increase (decrease) in net assets from contract transactions	(135,866)	(185,084)	37,358	96,123	28,224	66,877	11,446	(19,399)
Total increase (decrease) in net assets	(111,084)	(206,185)	40,302	109,584	29,863	67,423	12,378	(20,562)
Net Assets:
Beginning of period	671,285	877,470	155,346	45,762	124,637	57,214	27,275	47,837
End of period	$ 560,201	$ 671,285	$ 195,648	$ 155,346	$ 154,500	$ 124,637	$ 39,653	$ 27,275

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements Report of Independent Registered Public Accounting Firm

Notes to Financial Statements

Fidelity Investments Variable Annuity Account I

1. Organization

Fidelity Investments Variable Annuity Account I (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company ("FILI"), a wholly-owned subsidiary of FMR LLC, on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. The Account is a funding vehicle of individual Fidelity Retirement Reserves, Fidelity Personal Retirement, Fidelity Growth and Guaranteed Income, Fidelity Income Advantage and Fidelity Freedom Lifetime Income variable annuity contracts. Fidelity Retirement Reserves, Fidelity Growth and Guaranteed Income, which offered a guaranteed minimum withdrawal benefit, and Fidelity Income Advantage were closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of FILI. The Account cannot be charged with liabilities arising out of any other business of FILI.

Each subaccount invests exclusively in one of the Funds ("Underlying Funds") that are part of the following fund groups:

Fund Groups
Fidelity Variable Insurance Product Funds ("VIP")
Fidelity Variable Insurance Product Funds ("Investor Class") ("VIP - Investor Class")
The Universal Institutional Funds ("UIF")
Wells Fargo Advantage Variable Trust Funds ("WFAF")
Lazard Retirement Series, Inc. ("Lazard")
PIMCO Variable Insurance Trust Funds ("PVIT")
Invesco Advisers, Inc. ("Invesco")
Franklin Templeton Variable Insurance Products Trust Funds ("FTVIP")
Blackrock Variable Series Funds ("Blackrock")

During 2014 the following underlying funds were added and commenced operations effective April 30, 2014:

VIP - Floating Rate High Income
VIP - Floating Rate High Income Investor Class

During 2014, the following underlying funds were renamed:

Old Name	New Name
FTVIP Global Bond Securities	Templeton Global Bond VIP Fund
FTVIP U.S. Government	Franklin U.S. Government Securities VIP Fund

As of December 31, 2014, the net assets and units of Fidelity Retirement Reserve contracts that have annuitized were $103,469,000 and 3,200,000 respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The Financial Accounting Standards Board ("FASB") established the FASB Accounting Standards Codification ("the Codification") as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Receivable from/Payable to FILI

Receivable from/payable to FILI represents adjustments for contract guarantees which are the responsibility of FILI.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

2. Significant Accounting Policies - continued

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("the Code").

Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. FILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by FILI when the difference reverses. As such, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. FILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Fair Value Measurements

The Financial Accounting Standards Board issued guidance on fair value measurements that establishes a framework for measuring fair value under U.S. GAAP and disclosures about fair value measurements. The new definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels ("Level 1, 2, and 3").

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance's three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•Level 1 - Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).

•Level 2 - Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•Level 3 - Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1. There were no transfers between Level 1 and Level 2 during 2014 or 2013. The Account had no Level 3 activity during 2014 and 2013.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

3. Expenses and Related Party Transactions

FILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. FILI also deducts an annual maintenance charge, through a redemption of units, for the Fidelity Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI previously offered Fidelity Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had elected the rider, FILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

Effective September 7, 2010, the annual mortality and expense and administrative charge for certain contract holders in Fidelity Personal Retirement is .20% and .05%, respectively. In addition, certain Fidelity Personal Retirement contract holders are eligible for a lower annual mortality and expense and administrative charge of .05% and .05%, respectively, with an initial purchase or contract value of $1 million or greater. The total return shown for this product in Footnote 6 is for the period from September 7, 2010 to December 31, 2010.

Effective January 1, 2009 through September 6, 2010, the annual mortality and expense and administrative charges for new contract holders in Fidelity Personal Retirement was .25% and .10%, respectively. The annual mortality and expense and administrative charge for contract holders in Fidelity Personal Retirement prior to January 1, 2009 was .20% and .05%, respectively.

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Fidelity Growth and Guaranteed Income is 1.00% and .25%, respectively for single annuitants and 1.15% and .25%, respectively for joint annuitants. The annual mortality and expense and administrative charge for contract holders in Fidelity Growth and Guaranteed Income prior to January 1, 2009 is .85% and .25%, respectively for single annuitants and 1.00% and .25%, respectively for joint annuitants.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended are displayed in the table below.

	Fidelity Retirement Reserves	Fidelity Income Advantage	Fidelity Personal Retirement	Fidelity Freedom Lifetime Income	Fidelity Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.05%-0.20%	0.50%	0.85%-1.15%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%	0.10%	0.25%

Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	-	-	-	-
Annual Maintenance Charge (Maximum)	$30	-	-	-	-

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

3. Expenses and Related Party Transactions - continued

The following Underlying Funds impose a 1.0% redemption fee for interests held for less than 60 days:

VIP - Overseas, Class R	VIP - Consumer Discretionary
VIP - Overseas, Class R Investor Class	VIP - Consumer Discretionary Investor Class
VIP - Utilities	VIP - International Capital Appreciation, Class R
VIP - Utilities Investor Class	VIP - International Capital Appreciation, Class R Investor Class
VIP - Technology	VIP - Consumer Staples
VIP - Technology Investor Class	VIP - Consumer Staples Investor Class
VIP - Energy	VIP - Materials
VIP - Energy Investor Class	VIP - Materials Investor Class
VIP - Health Care	VIP - Telecommunications
VIP - Health Care Investor Class	VIP - Telecommunications Investor Class
VIP - Financial Services	VIP - Emerging Markets
VIP - Financial Services Investor Class	VIP - Emerging Markets Investor Class
VIP - Industrials
VIP - Industrials Investor Class

FILI collects these fees on behalf of these VIP portfolios through a redemption of units, but the fees are retained by the portfolios, not by FILI, and are part of the portfolios' assets. The redemption fee is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

FILI charges an amount equal to the state premium taxes it pays, ranging from 0-3.5%, pursuant to provisions in the contracts it issues.

The disclosures above include charges currently assessed to the contract holder. There are certain other additional charges, such as exchange charges and other taxes, which may be assessed in accordance with the terms of the contract in future periods.

The contracts are distributed through Fidelity Brokerage Services LLC ("FBS"), Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc. ("FIIS"), all of which are affiliated with FMR LLC. FBS, FIA, and FIIS are the distributors and FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, Inc. ("FIIOC"), an affiliate of FMR LLC, is the transfer and shareholder servicing agent for the VIP portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, an affiliate of FMR LLC, in its capacity as advisor to the VIP mutual fund portfolios. The total management fees, as a percentage of a fund's average net assets, for the year ended December 31, 2014 were 0.045% to 0.80% depending on the fund.

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended
December 31, 2014:

	Purchases (000s)	Sales (000s)
VIP - Money Market	$ 72,046	$ 123,142
VIP - Money Market Investor Class	597,136	662,581
VIP - High Income	12,442	25,135
VIP - High Income Investor Class	137,101	152,066
VIP - Equity-Income	20,792	57,081
VIP - Equity-Income Investor Class	53,857	41,133
VIP - Growth	5,225	44,373
VIP - Growth Investor Class	60,201	33,668
VIP - Overseas	954	8,345
VIP - Overseas, Class R	3,618	8,933
VIP - Overseas, Class R Investor Class	28,443	30,104
VIP - Investment Grade Bond	13,568	32,634
VIP - Investment Grade Bond Investor Class	158,867	53,283
VIP - Asset Manager	18,230	30,767
VIP - Asset Manager Investor Class	55,688	16,838
VIP - Index 500	326,475	124,026
VIP - Asset Manager: Growth	3,511	9,963

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Asset Manager: Growth Investor Class	$ 34,731	$ 9,844
VIP - Contrafund	32,344	100,621
VIP - Contrafund Investor Class	139,981	65,301
VIP - Balanced	34,261	17,480
VIP - Balanced Investor Class	452,081	139,847
VIP - Dynamic Capital Appreciation	10,615	8,920
VIP - Dynamic Capital Appreciation Investor Class	55,887	30,468
VIP - Growth & Income	9,077	16,861
VIP - Growth & Income Investor Class	59,893	20,948
VIP - Growth Opportunities	4,892	18,684
VIP - Growth Opportunities Investor Class	40,295	39,514
VIP - Mid Cap	12,687	48,958
VIP - Mid Cap Investor Class	60,992	47,510
VIP - Value Strategies	1,512	15,919
VIP - Value Strategies Investor Class	12,817	23,807
VIP - Utilities	13,460	7,362
VIP - Utilities Investor Class	53,038	20,080
VIP - Technology	22,125	12,787
VIP - Technology Investor Class	84,189	24,355
VIP - Energy	18,308	27,041
VIP - Energy Investor Class	55,761	42,030
VIP - Health Care	67,813	39,667
VIP - Health Care Investor Class	239,417	64,548
VIP - Financial Services	4,104	9,451
VIP - Financial Services Investor Class	36,138	20,106
VIP - Industrials	6,499	15,730
VIP - Industrials Investor Class	27,462	38,410
VIP - Consumer Discretionary	4,593	14,267
VIP - Consumer Discretionary Investor Class	27,040	47,580
VIP - Real Estate	15,890	10,121
VIP - Real Estate Investor Class	70,118	24,397
VIP - Strategic Income	8,723	20,070
VIP - Strategic Income Investor Class	147,807	100,812
VIP - Growth Strategies	2,065	2,327
VIP - Growth Strategies Investor Class	14,445	5,689
VIP - International Capital Appreciation, Class R	3,592	3,980
VIP - International Capital Appreciation, Class R Investor Class	34,922	15,541
VIP - Value Leaders	1,800	2,711
VIP - Value Leaders Investor Class	6,327	6,301
VIP - Value	7,760	5,452
VIP - Value Investor Class	45,267	16,193
VIP - Growth Stock	7,518	3,851
VIP - Growth Stock Investor Class	42,583	16,215
VIP - Freedom Income	3,724	3,128
VIP - Freedom Income Investor Class	19,951	14,608
VIP - Freedom 2005	1,171	554
VIP - Freedom 2005 Investor Class	8,458	5,035
VIP - Freedom 2010	1,950	3,104
VIP - Freedom 2010 Investor Class	12,411	12,806
VIP - Freedom 2015	3,514	4,038
VIP - Freedom 2015 Investor Class	18,035	14,941

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Purchases and Sales - continued

	Purchases (000s)	Sales (000s)
VIP - Freedom 2020	$ 5,778	$ 6,434
VIP - Freedom 2020 Investor Class	43,416	16,403
VIP - Freedom 2025	2,585	2,733
VIP - Freedom 2025 Investor Class	34,940	13,820
VIP - Freedom 2030	2,932	2,811
VIP - Freedom 2030 Investor Class	29,287	12,245
VIP - Freedom Lifetime Income I	2,768	1,098
VIP - Freedom Lifetime Income II	7,624	1,985
VIP - Freedom Lifetime Income III	6,118	2,410
VIP - Disciplined Small Cap	7,633	16,661
VIP - Disciplined Small Cap Investor Class	48,245	53,565
VIP - FundsManager 20%	125,363	71,957
VIP - FundsManager 50%	214,748	107,469
VIP - FundsManager 60%	265,280	161,840
VIP - FundsManager 70%	188,160	66,028
VIP - FundsManager 85%	76,664	39,688
VIP - Consumer Staples	4,092	8,254
VIP - Consumer Staples Investor Class	35,937	28,759
VIP - Materials	3,514	6,061
VIP - Materials Investor Class	16,592	14,910
VIP - Telecommunications	1,302	2,289
VIP - Telecommunications Investor Class	7,917	8,987
VIP - Emerging Markets	2,538	4,060
VIP - Emerging Markets Investor Class	9,475	9,087
VIP - Floating Rate High Income (a)	3,307	1,855
VIP - Floating Rate High Income Investor Class (a)	88,892	17,577
UIF - Emerging Markets Equity	6,689	22,027
UIF - Emerging Markets Debt	27,119	42,989
UIF - Global Tactical Asset Allocation	18,785	11,691
Invesco - Van Kampen Global Core Equity	5,608	7,414
WFAF - Advantage VT Discovery	4,049	4,141
WFAF - Advantage VT Opportunity	44	1,931
Lazard - Retirement Emerging Markets	28,968	40,083
PVIT - Commodity Real Return	10,618	10,810
PVIT - Low Duration	81,142	121,356
PVIT - Real Return	18,206	80,708
PVIT - Total Return	46,742	170,784
Blackrock - Global Allocation V.I.	81,487	25,454
FTVIP - Templeton Global Bond (b)	58,378	23,601
FTVIP - Franklin U.S. Gov't Securities (b)	22,229	10,074

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at
December 31, 2014:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Money Market	275,178	$ 275,178	$ 1.00
VIP - Money Market Investor Class	847,549	847,549	1.00
VIP - High Income	19,914	235,109	5.52
VIP - High Income Investor Class	68,735	414,432	5.50
VIP - Equity-Income	18,682	470,684	24.27
VIP - Equity-Income Investor Class	12,130	295,067	24.18
VIP - Growth	6,840	353,330	63.48
VIP - Growth Investor Class	3,006	151,530	63.30

(a) New Fund. See Note 1.

(b) Fund Name Change. See Note 1.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Overseas	3,464	$ 87,913	$ 18.70
VIP - Overseas, Class R	1,928	46,363	18.65
VIP - Overseas, Class R Investor Class	8,575	182,775	18.64
VIP - Investment Grade Bond	18,435	247,531	12.79
VIP - Investment Grade Bond Investor Class	39,580	519,269	12.75
VIP - Asset Manager	14,845	250,293	17.15
VIP - Asset Manager Investor Class	9,298	150,271	17.07
VIP - Index 500	7,349	1,231,355	208.12
VIP - Asset Manager: Growth	4,405	73,278	19.15
VIP - Asset Manager: Growth Investor Class	4,253	73,656	19.06
VIP - Contrafund	26,307	763,798	37.36
VIP - Contrafund Investor Class	28,025	856,211	37.21
VIP - Balanced	9,540	153,817	16.93
VIP - Balanced Investor Class	113,420	1,756,074	16.82
VIP - Dynamic Capital Appreciation	2,621	30,817	13.56
VIP - Dynamic Capital Appreciation Investor Class	9,554	116,423	13.54
VIP - Growth & Income	6,568	110,697	20.78
VIP - Growth & Income Investor Class	8,160	147,628	20.71
VIP - Growth Opportunities	2,342	55,439	33.51
VIP - Growth Opportunities Investor Class	3,823	103,042	33.37
VIP - Mid Cap	9,687	320,482	37.68
VIP - Mid Cap Investor Class	11,793	408,015	37.53
VIP - Value Strategies	3,267	45,179	15.19
VIP - Value Strategies Investor Class	5,286	71,124	15.12
VIP - Utilities	2,141	30,410	15.62
VIP - Utilities Investor Class	5,648	81,924	15.54
VIP - Technology	5,172	61,134	11.83
VIP - Technology Investor Class	13,979	163,635	11.73
VIP - Energy	3,186	85,137	20.45
VIP - Energy Investor Class	4,521	117,040	20.42
VIP - Health Care	7,629	156,334	27.70
VIP - Health Care Investor Class	22,187	472,566	27.52
VIP - Financial Services	2,096	27,058	10.23
VIP - Financial Services Investor Class	7,457	72,687	10.19
VIP - Industrials	1,860	36,463	22.92
VIP - Industrials Investor Class	4,784	97,394	22.82
VIP - Consumer Discretionary	1,016	17,630	19.01
VIP - Consumer Discretionary Investor Class	4,173	72,947	18.97
VIP - Real Estate	2,830	65,793	19.73
VIP - Real Estate Investor Class	10,168	195,843	19.64
VIP - Strategic Income	8,085	93,720	11.12
VIP - Strategic Income Investor Class	82,262	956,809	11.09
VIP - Growth Strategies	531	6,473	14.24
VIP - Growth Strategies Investor Class	1,864	23,439	14.11
VIP - International Capital Appreciation, Class R	1,245	16,981	13.01
VIP - International Capital Appreciation, Class R Investor Class	7,913	97,844	12.91
VIP - Value Leaders	495	7,625	15.46
VIP - Value Leaders Investor Class	1,275	18,916	15.41
VIP - Value	1,378	20,890	16.04
VIP - Value Investor Class	6,158	93,458	16.02

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - continued

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Growth Stock	991	$ 18,172	$ 19.92
VIP - Growth Stock Investor Class	5,213	95,801	19.74
VIP - Freedom Income	1,153	12,745	11.03
VIP - Freedom Income Investor Class	5,585	61,257	11.11
VIP - Freedom 2005	632	7,457	11.56
VIP - Freedom 2005 Investor Class	1,796	20,051	11.05
VIP - Freedom 2010	1,128	13,652	12.45
VIP - Freedom 2010 Investor Class	4,756	54,483	11.77
VIP - Freedom 2015	2,402	29,334	12.58
VIP - Freedom 2015 Investor Class	8,012	89,598	11.63
VIP - Freedom 2020	2,284	28,338	12.77
VIP - Freedom 2020 Investor Class	14,761	164,796	11.63
VIP - Freedom 2025	1,239	15,701	13.16
VIP - Freedom 2025 Investor Class	10,502	119,941	12.35
VIP - Freedom 2030	1,339	17,464	13.01
VIP - Freedom 2030 Investor Class	10,151	113,601	11.97
VIP - Freedom Lifetime Income I	1,130	12,282	11.01
VIP - Freedom Lifetime Income II	2,445	27,862	11.76
VIP - Freedom Lifetime Income III	1,291	15,026	11.91
VIP - Disciplined Small Cap	2,130	30,444	14.94
VIP - Disciplined Small Cap Investor Class	10,691	153,105	14.89
VIP - FundsManager 20%	59,929	664,354	11.50
VIP - FundsManager 50%	97,386	1,069,139	12.38
VIP - FundsManager 60%	140,329	1,405,664	11.97
VIP - FundsManager 70%	75,576	832,062	12.39
VIP - FundsManager 85%	27,694	309,046	12.46
VIP - Consumer Staples	1,172	18,291	18.08
VIP - Consumer Staples Investor Class	8,055	125,678	18.02
VIP - Materials	1,091	15,244	14.84
VIP - Materials Investor Class	3,256	46,562	14.84
VIP - Telecommunications	293	3,227	10.73
VIP - Telecommunications Investor Class	1,327	14,298	10.67
VIP - Emerging Markets	843	8,886	9.11
VIP - Emerging Markets Investor Class	3,032	29,865	9.07
VIP - Floating Rate High Income (a)	143	1,443	9.73
VIP - Floating Rate High Income Investor Class (a)	7,100	71,239	9.73
UIF - Emerging Markets Equity	5,400	119,544	13.98
UIF - Emerging Markets Debt	20,103	182,239	7.95
UIF - Global Tactical Asset Allocation	4,209	54,685	10.28
Invesco - Van Kampen Global Core Equity	2,660	21,405	8.94
WFAF - Advantage VT Discovery	966	30,711	30.71
WFAF - Advantage VT Opportunity	726	20,287	28.86
Lazard - Retirement Emerging Markets	6,632	165,199	19.74
PVIT - Commodity Real Return	2,899	21,540	4.86
PVIT - Low Duration	47,206	502,240	10.58
PVIT - Real Return	18,538	268,864	12.81
PVIT - Total Return	50,018	575,429	11.20
Blackrock - Global Allocation V.I.	12,092	207,263	16.18
FTVIP - Templeton Global Bond (b)	8,588	163,937	17.99
FTVIP - Franklin U.S. Gov't Securities (b)	3,115	41,168	12.73

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2014 and 2013 were as follows:

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2014	2013	2014	2013
VIP - Money Market
Units Issued	8,277	11,027	354	630
Units Redeemed	(10,489)	(12,507)	(441)	(1,100)
Net Increase (Decrease)	(2,212)	(1,480)	(87)	(470)
VIP - High Income
Units Issued	224	363	53	76
Units Redeemed	(512)	(784)	(142)	(277)
Net Increase (Decrease)	(288)	(421)	(89)	(201)
VIP - Equity-Income
Units Issued	100	225	7	29
Units Redeemed	(581)	(734)	(106)	(117)
Net Increase (Decrease)	(481)	(509)	(99)	(88)
VIP - Growth
Units Issued	142	125	19	12
Units Redeemed	(459)	(531)	(61)	(59)
Net Increase (Decrease)	(317)	(406)	(42)	(47)
VIP - Overseas
Units Issued	2	5	0	0
Units Redeemed	(158)	(236)	(15)	(16)
Net Increase (Decrease)	(156)	(231)	(15)	(16)
VIP - Overseas, Class R
Units Issued	290	436	22	59
Units Redeemed	(564)	(633)	(69)	(67)
Net Increase (Decrease)	(274)	(197)	(47)	(8)
VIP - Investment Grade Bond
Units Issued	450	305	40	32
Units Redeemed	(847)	(1,893)	(205)	(277)
Net Increase (Decrease)	(397)	(1,588)	(165)	(245)
VIP - Asset Manager
Units Issued	102	128	6	6
Units Redeemed	(512)	(592)	(110)	(134)
Net Increase (Decrease)	(410)	(464)	(104)	(128)
VIP - Index 500
Units Issued	805	1,062	59	83
Units Redeemed	(1,078)	(1,407)	(147)	(161)
Net Increase (Decrease)	(273)	(345)	(88)	(78)
VIP - Asset Manager: Growth
Units Issued	99	81	6	6
Units Redeemed	(241)	(333)	(59)	(69)
Net Increase (Decrease)	(142)	(252)	(53)	(63)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2014	2013	2014	2013
VIP - Contrafund
Units Issued	436	619	34	39
Units Redeemed	(1,547)	(2,173)	(198)	(214)
Net Increase (Decrease)	(1,111)	(1,554)	(164)	(175)
VIP - Balanced
Units Issued	708	783	94	157
Units Redeemed	(732)	(816)	(196)	(206)
Net Increase (Decrease)	(24)	(33)	(102)	(49)
VIP - Dynamic Capital Appreciation
Units Issued	493	604	50	115
Units Redeemed	(461)	(452)	(69)	(36)
Net Increase (Decrease)	32	152	(19)	79
VIP - Growth & Income
Units Issued	369	583	69	79
Units Redeemed	(605)	(852)	(136)	(138)
Net Increase (Decrease)	(236)	(269)	(67)	(59)
VIP - Growth Opportunities
Units Issued	349	695	57	154
Units Redeemed	(867)	(1,078)	(153)	(200)
Net Increase (Decrease)	(518)	(383)	(96)	(46)
VIP - Mid Cap
Units Issued	303	680	36	66
Units Redeemed	(1,294)	(1,723)	(222)	(283)
Net Increase (Decrease)	(991)	(1,043)	(186)	(217)
VIP - Value Strategies
Units Issued	109	645	8	138
Units Redeemed	(598)	(956)	(162)	(172)
Net Increase (Decrease)	(489)	(311)	(154)	(34)
VIP - Utilities
Units Issued	665	530	114	64
Units Redeemed	(484)	(743)	(68)	(107)
Net Increase (Decrease)	181	(213)	46	(43)
VIP - Technology
Units Issued	771	657	163	84
Units Redeemed	(778)	(1,259)	(146)	(177)
Net Increase (Decrease)	(7)	(602)	17	(93)
VIP - Energy
Units Issued	704	515	80	28
Units Redeemed	(1,022)	(1,214)	(107)	(115)
Net Increase (Decrease)	(318)	(699)	(27)	(87)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2014	2013	2014	2013
VIP - Health Care
Units Issued	2,182	3,010	250	296
Units Redeemed	(1,861)	(1,205)	(183)	(146)
Net Increase (Decrease)	321	1,805	67	150
VIP - Financial Services
Units Issued	462	1,564	59	285
Units Redeemed	(820)	(1,339)	(174)	(181)
Net Increase (Decrease)	(358)	225	(115)	104
VIP - Industrials
Units Issued	245	910	21	91
Units Redeemed	(484)	(627)	(75)	(58)
Net Increase (Decrease)	(239)	283	(54)	33
VIP - Consumer Discretionary
Units Issued	241	885	16	185
Units Redeemed	(656)	(356)	(118)	(88)
Net Increase (Decrease)	(415)	529	(102)	97
VIP - Real Estate
Units Issued	498	594	110	39
Units Redeemed	(452)	(1,213)	(77)	(125)
Net Increase (Decrease)	46	(619)	33	(86)
VIP - Strategic Income
Units Issued	610	824	16	43
Units Redeemed	(1,262)	(2,749)	(157)	(303)
Net Increase (Decrease)	(652)	(1,925)	(141)	(260)
VIP - Growth Strategies
Units Issued	118	182	12	35
Units Redeemed	(130)	(120)	(20)	(19)
Net Increase (Decrease)	(12)	62	(8)	16
VIP - International Capital Appreciation, Class R
Units Issued	281	538	18	97
Units Redeemed	(276)	(905)	(47)	(57)
Net Increase (Decrease)	5	(367)	(29)	40
VIP - Value Leaders
Units Issued	113	375	20	149
Units Redeemed	(158)	(279)	(45)	(149)
Net Increase (Decrease)	(45)	96	(25)	0
VIP - Value
Units Issued	439	502	50	100
Units Redeemed	(342)	(310)	(68)	(97)
Net Increase (Decrease)	97	192	(18)	3

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2014	2013	2014	2013
VIP - Growth Stock
Units Issued	309	332	61	36
Units Redeemed	(255)	(275)	(24)	(31)
Net Increase (Decrease)	54	57	37	5
VIP - Freedom Income
Units Issued	268	319	0	0
Units Redeemed	(240)	(338)	0	0
Net Increase (Decrease)	28	(19)	0	0
VIP - Freedom 2005
Units Issued	74	124	0	0
Units Redeemed	(41)	(101)	0	0
Net Increase (Decrease)	33	23	0	0
VIP - Freedom 2010
Units Issued	106	109	0	0
Units Redeemed	(200)	(187)	0	0
Net Increase (Decrease)	(94)	(78)	0	0
VIP - Freedom 2015
Units Issued	196	307	0	0
Units Redeemed	(275)	(418)	0	0
Net Increase (Decrease)	(79)	(111)	0	0
VIP - Freedom 2020
Units Issued	341	477	0	0
Units Redeemed	(424)	(503)	0	0
Net Increase (Decrease)	(83)	(26)	0	0
VIP - Freedom 2025
Units Issued	142	266	0	0
Units Redeemed	(176)	(162)	0	0
Net Increase (Decrease)	(34)	104	0	0
VIP - Freedom 2030
Units Issued	174	201	0	0
Units Redeemed	(196)	(248)	0	0
Net Increase (Decrease)	(22)	(47)	0	0
VIP - Disciplined Small Cap
Units Issued	561	1,798	73	273
Units Redeemed	(1,159)	(871)	(232)	(141)
Net Increase (Decrease)	(598)	927	(159)	132

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2014	2013	2014	2013
VIP - Funds Manager 20%
Units Issued	507	903	11	400
Units Redeemed	(857)	(1,509)	(146)	(235)
Net Increase (Decrease)	(350)	(606)	(135)	165
VIP - Funds Manager 50%
Units Issued	700	998	123	571
Units Redeemed	(1,188)	(1,670)	(549)	(681)
Net Increase (Decrease)	(488)	(672)	(426)	(110)
VIP - Funds Manager 60%
Units Issued	708	798	111	135
Units Redeemed	(706)	(756)	(203)	(271)
Net Increase (Decrease)	2	42	(92)	(136)
VIP - Funds Manager 70%
Units Issued	606	814	74	183
Units Redeemed	(960)	(787)	(274)	(369)
Net Increase (Decrease)	(354)	27	(200)	(186)
VIP - Funds Manager 85%
Units Issued	245	406	58	71
Units Redeemed	(516)	(754)	(137)	(157)
Net Increase (Decrease)	(271)	(348)	(79)	(86)
VIP - Consumer Staples
Units Issued	195	719	32	100
Units Redeemed	(451)	(808)	(73)	(173)
Net Increase (Decrease)	(256)	(89)	(41)	(73)
VIP - Materials
Units Issued	164	254	30	43
Units Redeemed	(329)	(634)	(53)	(119)
Net Increase (Decrease)	(165)	(380)	(23)	(76)
VIP - Telecommunications
Units Issued	98	279	13	115
Units Redeemed	(176)	(335)	(24)	(147)
Net Increase (Decrease)	(78)	(56)	(11)	(32)
VIP - Emerging Markets
Units Issued	376	410	18	36
Units Redeemed	(552)	(543)	(26)	(67)
Net Increase (Decrease)	(176)	(133)	(8)	(31)
VIP - Floating Rate High Income (a)
Units Issued	267	0	73	0
Units Redeemed	(152)	0	(47)	0
Net Increase (Decrease)	115	0	26	0

(a) New Fund. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2014	2013	2014	2013
UIF - Emerging Markets Equity
Units Issued	55	147	7	7
Units Redeemed	(380)	(711)	(33)	(71)
Net Increase (Decrease)	(325)	(564)	(26)	(64)
UIF - Emerging Markets Debt
Units Issued	123	172	5	13
Units Redeemed	(237)	(769)	(26)	(86)
Net Increase (Decrease)	(114)	(597)	(21)	(73)
UIF - Global Tactical Asset Allocation
Units Issued	29	65	2	13
Units Redeemed	(118)	(209)	(31)	(29)
Net Increase (Decrease)	(89)	(144)	(29)	(16)
Invesco - Van Kampen Global Core Equity
Units Issued	33	36	2	3
Units Redeemed	(99)	(103)	(20)	(23)
Net Increase (Decrease)	(66)	(67)	(18)	(20)
WFAF - Advantage VT Discovery
Units Issued	0	1	0	0
Units Redeemed	(97)	(99)	(14)	(14)
Net Increase (Decrease)	(97)	(98)	(14)	(14)
WFAF - Advantage VT Opportunity
Units Issued	1	0	0	0
Units Redeemed	(40)	(57)	(10)	(11)
Net Increase (Decrease)	(39)	(57)	(10)	(11)
Lazard - Retirement Emerging Markets
Units Issued	272	398	28	40
Units Redeemed	(630)	(1,101)	(49)	(108)
Net Increase (Decrease)	(358)	(703)	(21)	(68)

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Retirement Reserves		Fidelity Income Advantage
(in thousands)	2014	2013	2014	2013
PVIT - Commodity Real Return (a)
Units Issued	0	0	13	9
Units Redeemed	(18)	(37)	(10)	(23)
Net Increase (Decrease)	(18)	(37)	3	(14)
PVIT - Low Duration
Units Issued	1,199	1,385	40	60
Units Redeemed	(1,380)	(2,399)	(55)	(162)
Net Increase (Decrease)	(181)	(1,014)	(15)	(102)
PVIT - Real Return
Units Issued	183	401	14	22
Units Redeemed	(694)	(2,713)	(47)	(188)
Net Increase (Decrease)	(511)	(2,312)	(33)	(166)
PVIT - Total Return
Units Issued	324	685	9	71
Units Redeemed	(1,043)	(2,174)	(75)	(240)
Net Increase (Decrease)	(719)	(1,489)	(66)	(169)
Blackrock - Global Allocation V.I.
Units Issued	223	590	32	140
Units Redeemed	(158)	(180)	(89)	(13)
Net Increase (Decrease)	65	410	(57)	127
FTVIP - Templeton Global Bond (b)
Units Issued	286	718	27	38
Units Redeemed	(184)	(442)	(6)	(39)
Net Increase (Decrease)	102	276	21	(1)
FTVIP - Franklin U.S. Gov't Securities (b)
Units Issued	234	127	12	10
Units Redeemed	(118)	(318)	(6)	(66)
Net Increase (Decrease)	116	(191)	6	(56)

(b) Fund Name Change. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2014	2013	2014	2013
VIP - Money Market Investor Class
Units Issued	203,696	226,509	10,873	3,215
Units Redeemed	(209,859)	(210,570)	(10,672)	(3,216)
Net Increase (Decrease)	(6,163)	15,939	201	(1)
VIP - High Income Investor Class
Units Issued	11,152	14,641	0	0
Units Redeemed	(13,347)	(12,830)	0	0
Net Increase (Decrease)	(2,195)	1,811	0	0
VIP - Equity Income Investor Class
Units Issued	3,959	6,998	0	0
Units Redeemed	(3,906)	(3,752)	0	0
Net Increase (Decrease)	53	3,246	0	0
VIP - Growth Investor Class
Units Issued	4,141	2,576	0	0
Units Redeemed	(2,822)	(2,039)	0	0
Net Increase (Decrease)	1,319	537	0	0
VIP - Overseas, Class R Investor Class
Units Issued	2,899	4,717	0	0
Units Redeemed	(3,128)	(2,419)	0	0
Net Increase (Decrease)	(229)	2,298	0	0
VIP - Investment Grade Bond Investor Class
Units Issued	15,712	7,976	0	0
Units Redeemed	(8,257)	(18,476)	0	0
Net Increase (Decrease)	7,455	(10,500)	0	0
VIP - Asset Manager Investor Class
Units Issued	3,322	1,928	0	0
Units Redeemed	(1,381)	(1,500)	0	0
Net Increase (Decrease)	1,941	428	0	0
VIP - Index 500
Units Issued	23,172	23,592	0	0
Units Redeemed	(12,521)	(10,939)	0	0
Net Increase (Decrease)	10,651	12,653	0	0
VIP - Asset Manager: Growth Investor Class
Units Issued	2,209	1,102	0	0
Units Redeemed	(798)	(338)	0	0
Net Increase (Decrease)	1,411	764	0	0
VIP - Contrafund Investor Class
Units Issued	11,205	14,274	0	0
Units Redeemed	(8,609)	(8,680)	0	0
Net Increase (Decrease)	2,596	5,594	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2014	2013	2014	2013
VIP - Balanced Investor Class
Units Issued	15,300	15,465	0	0
Units Redeemed	(5,778)	(4,915)	0	0
Net Increase (Decrease)	9,522	10,550	0	0
VIP - Dynamic Capital Appreciation Investor Class
Units Issued	3,369	4,054	0	0
Units Redeemed	(2,391)	(1,589)	0	0
Net Increase (Decrease)	978	2,465	0	0
VIP - Growth & Income Investor Class
Units Issued	3,975	4,872	0	0
Units Redeemed	(2,076)	(2,089)	0	0
Net Increase (Decrease)	1,899	2,783	0	0
VIP - Growth Opportunities Investor Class
Units Issued	2,722	2,999	0	0
Units Redeemed	(2,722)	(2,210)	0	0
Net Increase (Decrease)	0	789	0	0
VIP - Mid Cap Investor Class
Units Issued	5,074	6,219	0	0
Units Redeemed	(4,627)	(3,750)	0	0
Net Increase (Decrease)	447	2,469	0	0
VIP - Value Strategies Investor Class
Units Issued	1,008	3,085	0	0
Units Redeemed	(1,626)	(2,502)	0	0
Net Increase (Decrease)	(618)	583	0	0
VIP - Utilities Investor Class
Units Issued	3,134	2,277	0	0
Units Redeemed	(1,642)	(2,266)	0	0
Net Increase (Decrease)	1,492	11	0	0
VIP - Technology Investor Class
Units Issued	4,125	2,739	0	0
Units Redeemed	(2,251)	(2,549)	0	0
Net Increase (Decrease)	1,874	190	0	0
VIP - Energy Investor Class
Units Issued	4,279	2,018	0	0
Units Redeemed	(3,746)	(2,281)	0	0
Net Increase (Decrease)	533	(263)	0	0
VIP - Health Care Investor Class
Units Issued	9,961	10,825	0	0
Units Redeemed	(5,519)	(3,612)	0	0
Net Increase (Decrease)	4,442	7,213	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2014	2013	2014	2013
VIP - Financial Services Investor Class
Units Issued	3,395	4,352	0	0
Units Redeemed	(2,378)	(2,945)	0	0
Net Increase (Decrease)	1,017	1,407	0	0
VIP - Industrials Investor Class
Units Issued	1,831	3,861	0	0
Units Redeemed	(2,419)	(1,247)	0	0
Net Increase (Decrease)	(588)	2,614	0	0
VIP - Consumer Discretionary Investor Class
Units Issued	1,686	4,323	0	0
Units Redeemed	(2,882)	(1,354)	0	0
Net Increase (Decrease)	(1,196)	2,969	0	0
VIP - Real Estate Investor Class
Units Issued	4,199	5,315	0	0
Units Redeemed	(2,397)	(4,827)	0	0
Net Increase (Decrease)	1,802	488	0	0
VIP - Strategic Income Investor Class
Units Issued	14,699	16,276	0	0
Units Redeemed	(13,459)	(24,219)	0	0
Net Increase (Decrease)	1,240	(7,943)	0	0
VIP - Growth Strategies Investor Class
Units Issued	867	687	0	0
Units Redeemed	(384)	(305)	0	0
Net Increase (Decrease)	483	382	0	0
VIP - International Capital Appreciation, Class R Investor Class
Units Issued	2,922	3,888	0	0
Units Redeemed	(1,703)	(1,614)	0	0
Net Increase (Decrease)	1,219	2,274	0	0
VIP - Value Leaders Investor Class
Units Issued	492	1,174	0	0
Units Redeemed	(500)	(810)	0	0
Net Increase (Decrease)	(8)	364	0	0
VIP - Value Investor Class
Units Issued	2,841	2,465	0	0
Units Redeemed	(1,476)	(1,102)	0	0
Net Increase (Decrease)	1,365	1,363	0	0
VIP - Growth Stock Investor Class
Units Issued	2,098	2,254	0	0
Units Redeemed	(1,261)	(1,381)	0	0
Net Increase (Decrease)	837	873	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2014	2013	2014	2013
VIP - Freedom Income Investor Class
Units Issued	1,541	2,941	0	0
Units Redeemed	(1,220)	(1,471)	0	0
Net Increase (Decrease)	321	1,470	0	0
VIP - Freedom 2005 Investor Class
Units Issued	556	600	0	0
Units Redeemed	(351)	(426)	0	0
Net Increase (Decrease)	205	174	0	0
VIP - Freedom 2010 Investor Class
Units Issued	736	859	0	0
Units Redeemed	(894)	(824)	0	0
Net Increase (Decrease)	(158)	35	0	0
VIP - Freedom 2015 Investor Class
Units Issued	1,168	1,603	0	0
Units Redeemed	(1,143)	(1,124)	0	0
Net Increase (Decrease)	25	479	0	0
VIP - Freedom 2020 Investor Class
Units Issued	2,931	2,509	0	0
Units Redeemed	(1,515)	(1,634)	0	0
Net Increase (Decrease)	1,416	875	0	0
VIP - Freedom 2025 Investor Class
Units Issued	2,144	2,476	0	0
Units Redeemed	(1,096)	(889)	0	0
Net Increase (Decrease)	1,048	1,587	0	0
VIP - Freedom 2030 Investor Class
Units Issued	1,795	2,481	0	0
Units Redeemed	(979)	(841)	0	0
Net Increase (Decrease)	816	1,640	0	0
VIP - Freedom Lifetime Income I
Units Issued	0	0	151	98
Units Redeemed	0	0	(68)	(99)
Net Increase (Decrease)	0	0	83	(1)
VIP - Freedom Lifetime Income II
Units Issued	0	0	484	161
Units Redeemed	0	0	(159)	(96)
Net Increase (Decrease)	0	0	325	65
VIP - Freedom Lifetime Income III
Units Issued	0	0	347	189
Units Redeemed	0	0	(157)	(92)
Net Increase (Decrease)	0	0	190	97
VIP - Disciplined Small Cap Investor Class
Units Issued	3,534	7,500	0	0
Units Redeemed	(4,542)	(2,602)	0	0
Net Increase (Decrease)	(1,008)	4,898	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2014	2013	2014	2013
VIP - FundsManager 20%
Units Issued	12,009	14,748	297	138
Units Redeemed	(8,654)	(13,200)	(94)	(69)
Net Increase (Decrease)	3,355	1,548	203	69
VIP - FundsManager 50%
Units Issued	15,030	19,957	3,012	1,186
Units Redeemed	(10,526)	(9,045)	(262)	(169)
Net Increase (Decrease)	4,504	10,912	2,750	1,017
VIP - FundsManager 60%
Units Issued	13,524	12,880	3,094	1,013
Units Redeemed	(5,667)	(4,467)	(303)	(149)
Net Increase (Decrease)	7,857	8,413	2,791	864
VIP - FundsManager 70%
Units Issued	13,710	14,015	670	145
Units Redeemed	(6,675)	(6,365)	(27)	(11)
Net Increase (Decrease)	7,035	7,650	643	134
VIP - FundsManager 85%
Units Issued	5,001	5,671	456	148
Units Redeemed	(2,916)	(3,106)	(87)	(15)
Net Increase (Decrease)	2,085	2,565	369	133
VIP - Consumer Staples Investor Class
Units Issued	2,219	5,044	0	0
Units Redeemed	(2,247)	(3,461)	0	0
Net Increase (Decrease)	(28)	1,583	0	0
VIP - Materials Investor Class
Units Issued	1,018	1,197	0	0
Units Redeemed	(1,039)	(1,515)	0	0
Net Increase (Decrease)	(21)	(318)	0	0
VIP - Telecommunications Investor Class
Units Issued	596	1,003	0	0
Units Redeemed	(688)	(827)	0	0
Net Increase (Decrease)	(92)	176	0	0
VIP - Emerging Markets Investor Class
Units Issued	1,111	1,313	0	0
Units Redeemed	(1,076)	(1,358)	0	0
Net Increase (Decrease)	35	(45)	0	0
VIP - Floating Rate High Income Investor Class (a)
Units Issued	9,740	0	0	0
Units Redeemed	(2,787)	0	0	0
Net Increase (Decrease)	6,953	0	0	0

(a) New Fund. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2014	2013	2014	2013
UIF - Emerging Markets Equity
Units Issued	622	1,319	0	0
Units Redeemed	(1,038)	(1,638)	0	0
Net Increase (Decrease)	(416)	(319)	0	0
UIF - Emerging Markets Debt
Units Issued	1,633	4,923	0	0
Units Redeemed	(3,108)	(9,305)	0	0
Net Increase (Decrease)	(1,475)	(4,382)	0	0
UIF - Global Tactical Asset Allocation
Units Issued	1,127	677	0	0
Units Redeemed	(739)	(435)	0	0
Net Increase (Decrease)	388	242	0	0
Invesco - Van Kampen Global Core Equity
Units Issued	403	778	0	0
Units Redeemed	(464)	(468)	0	0
Net Increase (Decrease)	(61)	310	0	0
Lazard - Retirement Emerging Markets
Units Issued	2,334	4,334	0	0
Units Redeemed	(2,967)	(4,392)	0	0
Net Increase (Decrease)	(633)	(58)	0	0
PVIT - Commodity Real Return
Units Issued	1,317	1,886	0	0
Units Redeemed	(1,356)	(1,473)	0	0
Net Increase (Decrease)	(39)	413	0	0
PVIT - Low Duration
Units Issued	11,978	20,900	0	0
Units Redeemed	(15,761)	(22,500)	0	0
Net Increase (Decrease)	(3,783)	(1,600)	0	0
PVIT - Real Return
Units Issued	2,211	6,209	0	0
Units Redeemed	(7,064)	(22,546)	0	0
Net Increase (Decrease)	(4,853)	(16,337)	0	0
PVIT - Total Return
Units Issued	7,011	16,502	0	0
Units Redeemed	(17,601)	(30,725)	0	0
Net Increase (Decrease)	(10,590)	(14,223)	0	0
Blackrock - Global Allocation V.I.
Units Issued	6,559	10,565	0	0
Units Redeemed	(3,389)	(2,237)	0	0
Net Increase (Decrease)	3,170	8,328	0	0

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

5. Changes in Units Outstanding - continued

	Fidelity Personal Retirement		Fidelity Freedom Lifetime Income
(in thousands)	2014	2013	2014	2013
FTVIP - Templeton Global Bond (b)
Units Issued	5,654	10,389	0	0
Units Redeemed	(3,271)	(4,572)	0	0
Net Increase (Decrease)	2,383	5,817	0	0
FTVIP - Franklin U.S. Gov't Securities (b)
Units Issued	2,322	1,382	0	0
Units Redeemed	(1,316)	(3,094)	0	0
Net Increase (Decrease)	1,006	(1,712)	0	0
	Fidelity Growth and Guaranteed Income
(in thousands)	2014	2013
VIP - Money Market Investor Class
Units Issued	867	1,339
Units Redeemed	(999)	(1,202)
Net Increase (Decrease)	(132)	137
VIP - Balanced Investor Class
Units Issued	772	728
Units Redeemed	(6,416)	(7,053)
Net Increase (Decrease)	(5,644)	(6,325)
VIP - Funds Manager 60%
Units Issued	204	176
Units Redeemed	(6,651)	(6,179)
Net Increase (Decrease)	(6,447)	(6,003)

(b) Fund Name Change. See Note 1

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income, and total return for each sub account, for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Money Market
2014	13,073	$21.11	$20.45	$ 275,096	0.80%	1.00%	0.01%	(0.79%)	(0.99%)
2013	15,372	$21.27	$20.66	$ 326,278	0.80%	1.00%	0.03%	(0.77%)	(0.97%)
2012	17,322	$21.44	$20.86	$ 370,288	0.80%	1.00%	0.14%	(0.67%)	(0.87%)
2011	22,023	$21.58	$21.04	$ 474,198	0.80%	1.00%	0.11%	(0.69%)	(0.89%)
2010	23,343	$21.73	$21.23	$ 506,091	0.80%	1.00%	0.18%	(0.56%)	(0.76%)
VIP - Money Market Investor Class
2014	78,786	$9.99	$9.30	$ 847,543	0.10%	1.40%	0.01%	(0.09%)	(1.39%)
2013	84,881	$10.00	$9.43	$ 912,990	0.10%	1.40%	0.02%	(0.08%)	(1.38%)
2012	68,806	$10.01	$9.56	$ 747,063	0.10%	1.40%	0.11%	0.01%	(1.29%)
2011	73,170	$10.01	$9.69	$ 797,469	0.10%	1.40%	0.09%	(0.01%)	(1.31%)
2010	66,980	$10.00	$9.82	$ 733,485	0.10%	1.40%	0.15%	0.09%	(1.18%)
VIP - High Income
2014	2,330	$47.51	$46.04	$ 109,907	0.80%	1.00%	5.25%	0.35%	0.14%
2013	2,707	$47.34	$45.97	$ 127,331	0.80%	1.00%	5.40%	5.10%	4.89%
2012	3,329	$45.05	$43.83	$ 148,951	0.80%	1.00%	5.97%	13.31%	13.08%
2011	3,385	$39.76	$38.76	$ 133,678	0.80%	1.00%	6.46%	3.20%	2.99%
2010	3,919	$38.52	$37.63	$ 150,089	0.80%	1.00%	7.46%	12.91%	12.69%
VIP - High Income Investor Class
2014	23,814	$13.37	$21.12	$ 378,042	0.10%	0.25%	5.12%	1.02%	0.87%
2013	26,009	$13.23	$20.93	$ 409,966	0.10%	0.25%	6.13%	5.84%	5.69%
2012	24,198	$12.50	$19.81	$ 365,487	0.10%	0.25%	6.62%	14.15%	13.98%
2011	17,762	$10.95	$17.38	$ 237,550	0.10%	0.25%	6.86%	3.72%	3.56%
2010	15,573	$10.56	$16.78	$ 204,605	0.10%	0.25%	7.29%	5.59%	13.68%
VIP - Equity-Income
2014	4,898	$93.00	$90.11	$ 453,370	0.80%	1.00%	2.77%	7.85%	7.63%
2013	5,477	$86.23	$83.72	$ 470,381	0.80%	1.00%	2.46%	27.12%	26.87%
2012	6,074	$67.83	$65.99	$ 410,401	0.80%	1.00%	3.06%	16.36%	16.13%
2011	6,944	$58.29	$56.83	$ 403,287	0.80%	1.00%	2.41%	0.17%	(0.04%)
2010	7,978	$58.20	$56.85	$ 462,690	0.80%	1.00%	1.77%	14.23%	14.00%
VIP - Equity-Income Investor Class
2014	15,931	$19.16	$28.41	$ 293,306	0.10%	0.25%	2.89%	8.52%	8.36%
2013	15,878	$17.66	$26.22	$ 269,681	0.10%	0.25%	2.79%	27.86%	27.67%
2012	12,632	$12.44	$20.53	$ 167,797	0.10%	0.25%	3.24%	16.97%	16.97%
2011	11,968	$11.79	$17.56	$ 135,566	0.10%	0.25%	2.54%	0.79%	0.64%
2010	11,081	$11.70	$17.44	$ 124,725	0.10%	0.25%	1.76%	16.95%	14.67%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth
2014	4,109	$105.99	$102.71	$ 434,211	0.80%	1.00%	0.18%	10.41%	10.18%
2013	4,468	$96.00	$93.21	$ 427,784	0.80%	1.00%	0.29%	35.25%	34.97%
2012	4,921	$70.98	$69.06	$ 348,382	0.80%	1.00%	0.58%	13.77%	13.54%
2011	5,626	$62.39	$60.83	$ 350,138	0.80%	1.00%	0.35%	(0.60%)	(0.80%)
2010	6,390	$62.77	$61.32	$ 400,095	0.80%	1.00%	0.27%	23.18%	22.93%
VIP - Growth Investor Class
2014	9,168	$21.17	$30.65	$ 190,305	0.10%	0.25%	0.13%	11.09%	10.93%
2013	7,849	$19.06	$27.63	$ 146,881	0.10%	0.25%	0.24%	36.08%	35.88%
2012	7,312	$14.00	$20.34	$ 100,821	0.10%	0.25%	0.54%	14.46%	14.29%
2011	7,373	$12.23	$17.79	$ 89,083	0.10%	0.25%	0.29%	0.04%	(0.11%)
2010	6,687	$12.23	$17.81	$ 80,947	0.10%	0.25%	0.22%	22.30%	23.68%
VIP - Overseas
2014	1,494	$43.46	$42.12	$ 64,776	0.80%	1.00%	1.29%	(8.81%)	(9.00%)
2013	1,665	$47.66	$46.28	$ 79,166	0.80%	1.00%	1.34%	29.39%	29.13%
2012	1,912	$36.84	$35.84	$ 70,288	0.80%	1.00%	1.90%	19.77%	19.53%
2011	2,229	$30.76	$29.98	$ 68,423	0.80%	1.00%	1.33%	(17.83%)	(17.99%)
2010	2,551	$37.43	$36.56	$ 95,324	0.80%	1.00%	1.37%	12.21%	11.98%
VIP - Overseas, Class R
2014	2,208	$16.33	$15.98	$ 35,954	0.80%	1.00%	1.27%	(8.83%)	(9.02%)
2013	2,529	$17.91	$17.57	$ 45,199	0.80%	1.00%	1.41%	29.41%	29.15%
2012	2,734	$13.84	$13.60	$ 37,773	0.80%	1.00%	1.88%	19.74%	19.50%
2011	3,316	$11.56	$11.38	$ 38,254	0.80%	1.00%	1.30%	(17.81%)	(17.97%)
2010	4,019	$14.06	$13.88	$ 56,429	0.80%	1.00%	1.35%	12.17%	11.94%
VIP - Overseas, Class R Investor Class
2014	10,964	$14.10	$19.54	$ 159,847	0.10%	0.25%	1.25%	(8.26%)	(8.40%)
2013	11,193	$15.37	$21.33	$ 178,565	0.10%	0.25%	1.55%	30.27%	30.07%
2012	8,895	$11.80	$16.40	$ 109,745	0.10%	0.25%	1.86%	20.51%	20.33%
2011	9,748	$7.79	$13.63	$ 100,387	0.10%	0.25%	1.32%	(17.37%)	(17.49%)
2010	9,530	$11.85	$16.52	$ 119,350	0.10%	0.25%	1.35%	18.49%	12.72%
VIP - Investment Grade Bond
2014	5,811	$40.88	$39.62	$ 235,750	0.80%	1.00%	2.14%	4.98%	4.77%
2013	6,373	$38.94	$37.81	$ 246,448	0.80%	1.00%	2.16%	(2.56%)	(2.76%)
2012	8,206	$39.97	$38.88	$ 326,015	0.80%	1.00%	2.28%	5.05%	4.83%
2011	9,202	$38.05	$37.09	$ 348,146	0.80%	1.00%	3.26%	6.48%	6.26%
2010	10,414	$35.73	$34.91	$ 370,235	0.80%	1.00%	3.31%	6.94%	6.73%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Investment Grade Bond Investor Class
2014	36,661	$11.72	$15.07	$ 504,641	0.10%	0.25%	2.57%	5.72%	5.57%
2013	29,206	$11.09	$14.28	$ 386,682	0.10%	0.25%	2.05%	(1.84%)	(1.99%)
2012	39,706	$11.30	$14.72	$ 537,782	0.10%	0.25%	2.46%	5.70%	5.54%
2011	34,292	$10.69	$13.80	$ 444,312	0.10%	0.25%	3.64%	7.14%	6.98%
2010	31,641	$9.97	$13.04	$ 387,545	0.10%	0.25%	3.33%	(0.26%)	7.45%
VIP - Asset Manager
2014	4,860	$52.66	$51.03	$ 254,609	0.80%	1.00%	1.46%	4.99%	4.77%
2013	5,374	$50.16	$48.70	$ 268,232	0.80%	1.00%	1.55%	14.78%	14.55%
2012	5,966	$43.70	$42.52	$ 259,473	0.80%	1.00%	1.50%	11.58%	11.35%
2011	6,766	$39.17	$38.18	$ 263,731	0.80%	1.00%	1.89%	(3.34%)	(3.53%)
2010	7,598	$40.52	$39.58	$ 306,579	0.80%	1.00%	1.67%	13.35%	13.12%
VIP - Asset Manager Investor Class
2014	9,444	$14.78	$20.90	$ 158,725	0.10%	0.25%	1.61%	5.63%	5.47%
2013	7,503	$13.99	$19.82	$ 120,888	0.10%	0.25%	1.57%	15.51%	15.33%
2012	7,075	$12.11	$17.18	$ 99,436	0.10%	0.25%	1.45%	12.33%	12.16%
2011	7,202	$10.78	$15.32	$ 90,737	0.10%	0.25%	1.99%	7.14%	(2.97%)
2010	6,591	$11.10	$15.79	$ 86,659	0.10%	0.25%	1.84%	10.95%	13.80%
VIP - Index 500
2014	58,635	$20.50	$59.56	$ 1,529,550	0.10%	1.00%	1.82%	13.46%	12.43%
2013	48,345	$18.07	$52.97	$ 1,182,394	0.10%	1.00%	2.10%	32.11%	30.92%
2012	36,115	$13.14	$40.46	$ 741,824	0.10%	1.00%	2.16%	15.80%	14.75%
2011	33,267	$11.81	$35.26	$ 631,447	0.10%	1.00%	1.94%	1.94%	1.02%
2010	33,221	$11.59	$34.90	$ 656,558	0.10%	1.00%	1.93%	15.86%	13.87%
VIP - Asset Manager: Growth
2014	2,426	$34.99	$33.91	$ 84,329	0.80%	1.00%	1.06%	5.03%	4.82%
2013	2,621	$33.32	$32.35	$ 86,824	0.80%	1.00%	1.00%	21.43%	21.19%
2012	2,936	$27.44	$26.69	$ 80,108	0.80%	1.00%	1.40%	14.52%	14.29%
2011	3,298	$23.96	$23.35	$ 78,604	0.80%	1.00%	1.56%	(6.92%)	(7.11%)
2010	3,724	$25.74	$25.14	$ 95,386	0.80%	1.00%	1.15%	15.41%	15.18%
VIP - Asset Manager: Growth Investor Class
2014	4,639	$16.04	$23.40	$ 81,069	0.10%	0.25%	1.24%	5.68%	5.53%
2013	3,228	$15.17	$22.17	$ 53,782	0.10%	0.25%	1.13%	22.18%	22.00%
2012	2,464	$12.42	$18.17	$ 33,901	0.10%	0.25%	1.30%	15.31%	15.13%
2011	2,688	$10.77	$15.79	$ 32,345	0.10%	0.25%	1.65%	(6.37%)	(6.51%)
2010	2,272	$11.50	$16.88	$ 29,732	0.10%	0.25%	1.18%	15.03%	15.88%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Contrafund
2014	13,244	$74.46	$72.16	$ 982,780	0.80%	1.00%	0.94%	11.05%	10.82%
2013	14,519	$67.06	$65.11	$ 970,548	0.80%	1.00%	1.06%	30.24%	29.97%
2012	16,248	$51.49	$50.09	$ 834,104	0.80%	1.00%	1.32%	15.48%	15.25%
2011	18,231	$44.59	$43.47	$ 810,642	0.80%	1.00%	0.97%	(3.30%)	(3.50%)
2010	20,741	$46.11	$45.04	$ 953,950	0.80%	1.00%	1.21%	16.28%	16.05%
VIP - Contrafund Investor Class
2014	49,771	$19.55	$29.87	$ 1,042,796	0.10%	0.25%	0.94%	11.74%	11.57%
2013	47,175	$17.49	$26.77	$ 888,842	0.10%	0.25%	1.09%	31.02%	30.83%
2012	41,581	$13.35	$20.46	$ 601,894	0.10%	0.25%	1.32%	16.22%	16.05%
2011	39,873	$11.49	$17.63	$ 500,602	0.10%	0.25%	0.96%	(2.71%)	(2.86%)
2010	38,064	$11.81	$18.15	$ 495,538	0.10%	0.25%	1.22%	18.09%	16.72%
VIP - Balanced
2014	5,826	$27.96	$27.09	$ 161,491	0.80%	1.00%	1.52%	9.38%	9.16%
2013	5,952	$25.56	$24.82	$ 150,888	0.80%	1.00%	1.57%	18.70%	18.46%
2012	6,034	$21.54	$20.95	$ 128,923	0.80%	1.00%	1.68%	14.14%	13.91%
2011	6,610	$18.87	$18.39	$ 123,829	0.80%	1.00%	1.55%	(4.38%)	(4.58%)
2010	7,501	$19.73	$19.28	$ 147,021	0.80%	1.00%	1.64%	17.13%	16.89%
VIP - Balanced Investor Class
2014	112,351	$16.80	$25.04	$ 1,907,723	0.10%	1.40%	1.50%	10.07%	8.64%
2013	108,473	$15.26	$23.05	$ 1,663,003	0.10%	1.40%	1.56%	19.42%	17.87%
2012	104,248	$12.78	$20.47	$ 1,324,469	0.10%	1.40%	1.66%	14.87%	14.70%
2011	106,462	$11.13	$17.25	$ 1,182,160	0.10%	1.40%	1.58%	(3.81%)	(5.06%)
2010	109,071	$11.57	$18.17	$ 1,261,094	0.10%	1.40%	1.40%	15.66%	16.34%
VIP - Dynamic Capital Appreciation
2014	1,355	$26.34	$25.75	$ 35,546	0.80%	1.00%	0.47%	10.04%	9.82%
2013	1,342	$23.94	$23.44	$ 32,005	0.80%	1.00%	0.40%	37.43%	37.15%
2012	1,111	$17.42	$17.09	$ 19,288	0.80%	1.00%	0.75%	21.74%	21.49%
2011	899	$14.31	$14.07	$ 12,831	0.80%	1.00%	0.23%	(3.46%)	(3.66%)
2010	1,187	$14.82	$14.60	$ 17,557	0.80%	1.00%	0.21%	17.46%	17.22%
VIP - Dynamic Capital Appreciation Investor Class
2014	5,719	$21.36	$33.96	$ 129,355	0.10%	0.25%	0.42%	10.68%	10.51%
2013	4,741	$19.29	$30.73	$ 97,349	0.10%	0.25%	0.40%	38.38%	38.17%
2012	2,276	$13.94	$22.24	$ 34,253	0.10%	0.25%	0.66%	22.39%	22.21%
2011	1,702	$11.39	$18.20	$ 21,200	0.10%	0.25%	0.19%	(2.74%)	(2.89%)
2010	1,763	$11.71	$18.74	$ 22,625	0.10%	0.25%	0.18%	17.14%	17.89%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Growth & Income
2014	4,421	$31.07	$30.11	$ 136,468	0.80%	1.00%	1.73%	9.59%	9.37%
2013	4,724	$28.35	$27.53	$ 133,169	0.80%	1.00%	1.88%	32.50%	32.23%
2012	5,052	$21.40	$20.82	$ 107,512	0.80%	1.00%	2.25%	17.61%	17.37%
2011	5,404	$18.19	$17.74	$ 97,795	0.80%	1.00%	1.73%	0.80%	0.59%
2010	6,222	$18.05	$17.63	$ 111,769	0.80%	1.00%	0.69%	13.95%	13.72%
VIP - Growth & Income Investor Class
2014	8,231	$20.91	$28.72	$ 168,988	0.10%	0.25%	1.97%	10.22%	10.06%
2013	6,332	$18.97	$26.10	$ 118,704	0.10%	0.25%	2.21%	33.38%	33.18%
2012	3,549	$14.22	$19.60	$ 49,888	0.10%	0.25%	2.51%	18.34%	18.16%
2011	2,617	$12.02	$16.58	$ 31,198	0.10%	0.25%	1.80%	1.43%	1.28%
2010	2,266	$11.85	$16.38	$ 26,858	0.10%	0.25%	0.73%	18.49%	14.36%
VIP - Growth Opportunities
2014	3,284	$24.04	$23.29	$ 78,483	0.80%	1.00%	0.21%	11.30%	11.08%
2013	3,898	$21.60	$20.97	$ 83,770	0.80%	1.00%	0.31%	36.80%	36.52%
2012	4,327	$15.79	$15.36	$ 68,001	0.80%	1.00%	0.39%	18.65%	18.41%
2011	4,592	$13.31	$12.97	$ 60,853	0.80%	1.00%	0.17%	1.48%	1.28%
2010	4,664	$13.11	$12.81	$ 60,910	0.80%	1.00%	0.21%	22.75%	22.50%
VIP - Growth Opportunities Investor Class
2014	5,767	$22.92	$38.05	$ 127,583	0.10%	0.25%	0.15%	11.98%	11.81%
2013	5,767	$20.46	$34.03	$ 114,008	0.10%	0.25%	0.28%	37.63%	37.43%
2012	4,978	$14.87	$24.76	$ 71,790	0.10%	0.25%	0.33%	19.42%	19.24%
2011	4,161	$12.45	$20.77	$ 50,498	0.10%	0.25%	0.12%	2.08%	1.93%
2010	2,907	$12.20	$20.37	$ 34,050	0.10%	0.25%	0.17%	21.97%	23.30%
VIP - Mid Cap
2014	9,676	$37.91	$36.81	$ 365,029	0.80%	1.00%	0.25%	5.44%	5.22%
2013	10,853	$35.96	$34.98	$ 388,500	0.80%	1.00%	0.51%	35.14%	34.87%
2012	12,113	$26.61	$25.94	$ 320,946	0.80%	1.00%	0.59%	13.91%	13.68%
2011	14,739	$23.36	$22.82	$ 343,027	0.80%	1.00%	0.24%	(11.33%)	(11.51%)
2010	17,682	$26.34	$25.78	$ 464,251	0.80%	1.00%	0.37%	27.80%	27.55%
2009	18,880	$20.61	$20.21	$ 387,986	0.80%	1.00%	0.69%	38.97%	38.69%
VIP - Mid Cap Investor Class
2014	21,604	$17.13	$30.58	$ 442,609	0.10%	0.25%	0.18%	6.10%	5.94%
2013	21,157	$16.15	$28.86	$ 413,891	0.10%	0.25%	0.48%	35.94%	35.74%
2012	18,688	$11.88	$21.26	$ 274,541	0.10%	0.25%	0.53%	14.63%	14.45%
2011	20,885	$10.36	$18.58	$ 270,193	0.10%	0.25%	0.17%	(10.78%)	(10.92%)
2010	20,912	$11.62	$20.85	$ 306,656	0.10%	0.25%	0.33%	16.16%	28.35%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Value Strategies
2014	2,106	$23.67	$23.14	$ 49,610	0.80%	1.00%	0.95%	5.94%	5.73%
2013	2,749	$22.34	$21.89	$ 61,148	0.80%	1.00%	0.89%	29.45%	29.19%
2012	3,094	$17.26	$16.94	$ 53,219	0.80%	1.00%	0.63%	26.26%	26.00%
2011	3,181	$13.67	$13.45	$ 43,338	0.80%	1.00%	0.96%	(9.54%)	(9.72%)
2010	3,817	$15.11	$14.89	$ 57,532	0.80%	1.00%	0.51%	25.62%	25.37%
VIP - Value Strategies Investor Class
2014	3,991	$19.47	$40.36	$ 79,927	0.10%	0.25%	0.95%	6.56%	6.40%
2013	4,609	$18.28	$37.93	$ 86,833	0.10%	0.25%	0.88%	30.32%	30.12%
2012	4,026	$14.02	$29.15	$ 58,912	0.10%	0.25%	0.59%	27.08%	26.89%
2011	3,595	$11.04	$22.97	$ 41,124	0.10%	0.25%	0.95%	(9.01%)	(9.15%)
2010	3,681	$12.13	$25.29	$ 46,862	0.10%	0.25%	0.44%	21.28%	26.11%
VIP - Utilities
2014	1,509	$22.24	$21.65	$ 33,446	0.80%	1.00%	1.84%	20.80%	20.56%
2013	1,282	$18.41	$17.96	$ 23,539	0.80%	1.00%	2.37%	20.05%	19.81%
2012	1,538	$15.34	$14.99	$ 23,523	0.80%	1.00%	2.45%	6.54%	6.32%
2011	1,859	$14.39	$14.09	$ 26,682	0.80%	1.00%	2.29%	12.30%	12.07%
2010	1,494	$12.82	$12.58	$ 19,116	0.80%	1.00%	2.76%	10.31%	10.09%
VIP - Utilities Investor Class
2014	4,136	$18.66	$23.30	$ 87,778	0.10%	0.25%	1.95%	21.52%	21.34%
2013	2,644	$15.36	$19.20	$ 46,875	0.10%	0.25%	2.37%	20.80%	20.62%
2012	2,633	$12.71	$15.92	$ 38,809	0.10%	0.25%	2.63%	7.25%	7.09%
2011	3,112	$11.85	$14.86	$ 42,820	0.10%	0.25%	2.93%	13.00%	12.83%
2010	1,421	$10.49	$13.17	$ 17,799	0.10%	0.25%	3.06%	4.88%	10.69%
VIP - Technology
2014	2,799	$21.94	$21.35	$ 61,188	0.80%	1.00%	0.10%	11.01%	10.79%
2013	2,789	$19.76	$19.27	$ 54,950	0.80%	1.00%	0.15%	26.79%	26.53%
2012	3,484	$15.59	$15.23	$ 54,149	0.80%	1.00%	-	16.57%	16.34%
2011	4,803	$13.37	$13.09	$ 64,087	0.80%	1.00%	-	(10.50%)	(10.68%)
2010	6,179	$14.94	$14.66	$ 92,109	0.80%	1.00%	-	26.73%	26.47%
VIP - Technology Investor Class
2014	7,247	$18.73	$43.53	$ 163,974	0.10%	0.25%	0.05%	11.75%	11.58%
2013	5,373	$16.76	$39.01	$ 110,744	0.10%	0.25%	0.10%	27.60%	27.41%
2012	5,183	$13.14	$30.62	$ 84,371	0.10%	0.25%	-	17.40%	17.22%
2011	5,008	$11.19	$26.12	$ 70,785	0.10%	0.25%	-	(10.01%)	(10.15%)
2010	5,246	$12.44	$29.07	$ 84,555	0.10%	0.25%	-	24.35%	27.24%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Energy
2014	2,469	$26.47	$25.77	$ 65,148	0.80%	1.00%	0.83%	(13.30%)	(13.47%)
2013	2,814	$30.53	$29.78	$ 85,693	0.80%	1.00%	0.87%	23.49%	23.24%
2012	3,600	$24.73	$24.16	$ 88,786	0.80%	1.00%	0.95%	4.15%	3.94%
2011	4,927	$23.74	$23.25	$ 116,665	0.80%	1.00%	0.98%	(5.75%)	(5.94%)
2010	5,448	$25.19	$24.72	$ 136,935	0.80%	1.00%	0.59%	18.50%	18.26%
VIP - Energy Investor Class
2014	5,935	$14.16	$21.09	$ 92,315	0.10%	0.25%	0.80%	(12.73%)	(12.86%)
2013	5,402	$16.22	$24.21	$ 96,642	0.10%	0.25%	0.88%	24.26%	24.07%
2012	5,665	$13.06	$19.51	$ 82,204	0.10%	0.25%	0.88%	4.81%	4.65%
2011	6,916	$12.46	$18.64	$ 96,552	0.10%	0.25%	0.96%	(5.19%)	(5.33%)
2010	6,428	$13.14	$19.69	$ 95,287	0.10%	0.25%	0.54%	31.39%	18.96%
VIP - Health Care
2014	5,618	$37.74	$36.73	$ 211,292	0.80%	1.00%	-	31.77%	31.50%
2013	5,230	$28.64	$27.93	$ 149,383	0.80%	1.00%	-	54.88%	54.57%
2012	3,275	$18.49	$18.07	$ 60,385	0.80%	1.00%	0.43%	19.84%	19.59%
2011	3,043	$15.43	$15.11	$ 46,834	0.80%	1.00%	-	7.44%	7.23%
2010	2,289	$14.36	$14.09	$ 32,803	0.80%	1.00%	0.17%	16.41%	16.18%
VIP - Health Care Investor Class
2014	17,951	$32.24	$47.29	$ 610,573	0.10%	0.25%	-	32.59%	32.39%
2013	13,509	$24.31	$35.72	$ 348,400	0.10%	0.25%	-	55.85%	55.62%
2012	6,296	$15.60	$22.95	$ 105,308	0.10%	0.25%	0.39%	20.55%	20.37%
2011	4,588	$12.94	$19.07	$ 63,726	0.10%	0.25%	-	8.15%	7.99%
2010	2,177	$11.96	$17.66	$ 28,133	0.10%	0.25%	0.11%	19.65%	16.86%
VIP - Financial Services
2014	1,690	$12.73	$12.39	$ 21,441	0.80%	1.00%	1.08%	9.99%	9.77%
2013	2,162	$11.57	$11.28	$ 24,936	0.80%	1.00%	1.23%	32.79%	32.52%
2012	1,833	$8.71	$8.52	$ 15,938	0.80%	1.00%	1.24%	27.51%	27.25%
2011	1,594	$6.83	$6.69	$ 10,884	0.80%	1.00%	0.40%	(21.10%)	(21.26%)
2010	2,045	$8.66	$8.50	$ 17,678	0.80%	1.00%	0.20%	6.42%	6.21%
VIP - Financial Services Investor Class
2014	5,492	$17.27	$27.12	$ 75,988	0.10%	0.25%	1.28%	10.64%	10.48%
2013	4,475	$15.61	$24.55	$ 54,149	0.10%	0.25%	1.28%	33.60%	33.40%
2012	3,068	$11.68	$18.40	$ 27,690	0.10%	0.25%	1.34%	28.23%	28.04%
2011	1,781	$9.11	$14.37	$ 12,218	0.10%	0.25%	0.29%	(20.55%)	(20.66%)
2010	2,304	$11.47	$18.12	$ 19,588	0.10%	0.25%	0.17%	14.67%	6.90%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Industrials
2014	1,176	$36.41	$35.43	$ 42,638	0.80%	1.00%	0.77%	5.36%	5.14%
2013	1,469	$34.56	$33.70	$ 50,583	0.80%	1.00%	0.88%	38.68%	38.40%
2012	1,153	$24.92	$24.35	$ 28,615	0.80%	1.00%	1.30%	18.86%	18.62%
2011	1,512	$20.96	$20.53	$ 31,582	0.80%	1.00%	0.87%	(5.41%)	(5.60%)
2010	1,804	$22.16	$21.75	$ 39,862	0.80%	1.00%	0.66%	30.04%	29.78%
VIP - Industrials Investor Class
2014	4,503	$20.55	$36.20	$ 109,165	0.10%	0.25%	0.75%	6.05%	5.89%
2013	5,091	$19.37	$34.19	$ 116,944	0.10%	0.25%	1.04%	39.58%	39.37%
2012	2,477	$13.88	$24.53	$ 41,830	0.10%	0.25%	1.24%	19.53%	19.35%
2011	2,836	$11.61	$20.55	$ 40,592	0.10%	0.25%	0.81%	(4.79%)	(4.94%)
2010	2,934	$12.20	$21.62	$ 44,301	0.10%	0.25%	0.66%	21.97%	30.54%
VIP - Consumer Discretionary
2014	817	$23.77	$23.14	$ 19,323	0.80%	1.00%	0.42%	8.76%	8.54%
2013	1,334	$21.86	$21.32	$ 29,023	0.80%	1.00%	0.15%	39.97%	39.69%
2012	708	$15.62	$15.26	$ 11,006	0.80%	1.00%	0.38%	20.69%	20.44%
2011	531	$12.94	$12.67	$ 6,865	0.80%	1.00%	0.50%	(2.53%)	(2.73%)
2010	1,051	$13.28	$13.03	$ 13,914	0.80%	1.00%	0.27%	30.25%	29.98%
VIP - Consumer Discretionary Investor Class
2014	3,414	$22.23	$40.45	$ 79,154	0.10%	0.25%	0.40%	9.47%	9.31%
2013	4,609	$20.30	$37.01	$ 98,967	0.10%	0.25%	0.11%	40.91%	40.70%
2012	1,640	$14.41	$26.30	$ 24,949	0.10%	0.25%	0.34%	21.33%	21.14%
2011	1,069	$11.88	$21.71	$ 13,369	0.10%	0.25%	0.42%	(1.86%)	(2.00%)
2010	1,711	$12.10	$22.16	$ 22,490	0.10%	0.25%	0.18%	21.00%	30.74%
VIP - Real Estate
2014	1,746	$32.07	$31.35	$ 55,826	0.80%	1.00%	1.87%	29.14%	28.88%
2013	1,667	$24.84	$24.33	$ 41,306	0.80%	1.00%	1.46%	1.01%	0.81%
2012	2,372	$24.59	$24.13	$ 58,188	0.80%	1.00%	1.50%	17.62%	17.38%
2011	2,243	$20.91	$20.56	$ 46,797	0.80%	1.00%	1.05%	7.22%	7.01%
2010	2,569	$19.50	$19.21	$ 50,017	0.80%	1.00%	1.41%	29.38%	29.12%
VIP - Real Estate Investor Class
2014	9,620	$18.31	$44.58	$ 199,704	0.10%	0.25%	1.98%	29.89%	29.70%
2013	7,818	$14.10	$34.37	$ 127,117	0.10%	0.25%	1.59%	1.71%	1.55%
2012	7,330	$13.86	$33.85	$ 120,529	0.10%	0.25%	1.59%	18.31%	18.13%
2011	5,319	$11.72	$28.65	$ 74,345	0.10%	0.25%	1.10%	7.93%	7.76%
2010	4,354	$10.86	$26.59	$ 56,952	0.10%	0.25%	1.48%	8.58%	29.84%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Strategic Income
2014	4,970	$18.15	$17.76	$ 89,899	0.80%	1.00%	2.83%	2.77%	2.57%
2013	5,762	$17.66	$17.32	$ 101,470	0.80%	1.00%	3.60%	(0.51%)	(0.71%)
2012	7,947	$17.75	$17.44	$ 140,715	0.80%	1.00%	3.56%	9.61%	9.39%
2011	8,650	$16.19	$15.94	$ 139,754	0.80%	1.00%	4.15%	3.83%	3.62%
2010	8,964	$15.60	$15.39	$ 139,473	0.80%	1.00%	4.11%	8.76%	8.54%
VIP - Strategic Income Investor Class
2014	60,131	$12.25	$17.82	$ 912,285	0.10%	0.25%	3.04%	3.48%	3.33%
2013	58,891	$11.84	$17.25	$ 872,838	0.10%	0.25%	3.81%	0.16%	0.01%
2012	66,834	$11.82	$17.24	$ 1,001,583	0.10%	0.25%	3.87%	10.39%	10.23%
2011	54,717	$10.71	$15.64	$ 754,252	0.10%	0.25%	4.54%	4.45%	4.29%
2010	42,845	$10.25	$15.00	$ 580,146	0.10%	0.25%	4.64%	2.50%	9.28%
VIP - Growth Strategies
2014	415	$18.28	$17.93	$ 7,562	0.80%	1.00%	0.11%	12.67%	12.44%
2013	435	$16.22	$15.95	$ 7,025	0.80%	1.00%	0.02%	36.16%	35.88%
2012	357	$11.92	$11.74	$ 4,251	0.80%	1.00%	-	10.81%	10.58%
2011	422	$10.75	$10.61	$ 4,524	0.80%	1.00%	-	(9.72%)	(9.90%)
2010	564	$11.91	$11.78	$ 6,697	0.80%	1.00%	-	23.97%	23.72%
VIP - Growth Strategies Investor Class
2014	1,388	$19.11	$31.82	$ 26,308	0.10%	0.25%	0.11%	13.48%	13.31%
2013	905	$16.84	$28.08	$ 15,290	0.10%	0.25%	0.01%	36.86%	36.65%
2012	523	$12.31	$20.55	$ 6,514	0.10%	0.25%	-	11.56%	11.39%
2011	589	$11.03	$18.45	$ 6,664	0.10%	0.25%	-	(9.14%)	(9.28%)
2010	668	$12.14	$20.34	$ 8,333	0.10%	0.25%	-	21.40%	24.43%
VIP - International Capital Appreciation, Class R
2014	1,037	$15.66	$15.36	$ 16,199	0.80%	1.00%	0.40%	2.20%	1.99%
2013	1,061	$15.32	$15.06	$ 16,213	0.80%	1.00%	0.68%	20.68%	20.43%
2012	1,388	$12.70	$12.51	$ 17,594	0.80%	1.00%	1.01%	24.89%	24.64%
2011	948	$10.17	$10.03	$ 9,625	0.80%	1.00%	0.84%	(13.27%)	(13.44%)
2010	1,192	$11.72	$11.59	$ 13,958	0.80%	1.00%	1.07%	14.81%	14.58%
VIP - International Capital Appreciation Investor Class
2014	6,282	$16.26	$31.09	$ 102,163	0.10%	0.25%	0.38%	2.80%	2.65%
2013	5,063	$15.82	$30.29	$ 80,713	0.10%	0.25%	0.74%	21.38%	21.20%
2012	2,789	$13.03	$24.99	$ 36,801	0.10%	0.25%	1.15%	25.68%	25.49%
2011	2,160	$10.37	$19.92	$ 22,731	0.10%	0.25%	0.90%	(12.72%)	(12.85%)
2010	2,159	$11.88	$22.85	$ 26,163	0.10%	0.25%	1.14%	18.82%	15.32%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Value Leaders
2014	506	$15.16	$14.87	$ 7,648	0.80%	1.00%	1.18%	12.15%	11.93%
2013	576	$13.52	$13.29	$ 7,765	0.80%	1.00%	0.58%	34.09%	33.82%
2012	480	$10.08	$9.93	$ 4,820	0.80%	1.00%	2.14%	13.08%	12.85%
2011	656	$8.92	$8.80	$ 5,837	0.80%	1.00%	1.24%	(8.73%)	(8.91%)
2010	950	$9.77	$9.66	$ 9,261	0.80%	1.00%	1.20%	9.16%	8.94%
VIP - Value Leaders Investor Class
2014	1,200	$18.15	$26.23	$ 19,647	0.10%	0.25%	1.21%	12.83%	12.66%
2013	1,208	$16.09	$23.28	$ 17,633	0.10%	0.25%	0.60%	34.95%	34.75%
2012	844	$10.02	$17.28	$ 9,074	0.10%	0.25%	2.09%	13.81%	13.63%
2011	1,237	$10.48	$15.20	$ 11,967	0.10%	0.25%	1.37%	(8.19%)	(8.33%)
2010	1,504	$11.41	$16.59	$ 15,574	0.10%	0.25%	1.15%	14.11%	9.73%
VIP - Value
2014	1,221	$18.16	$17.81	$ 22,098	0.80%	1.00%	1.42%	10.52%	10.30%
2013	1,142	$16.43	$16.15	$ 18,690	0.80%	1.00%	1.19%	31.40%	31.13%
2012	947	$12.50	$12.32	$ 11,810	0.80%	1.00%	1.67%	19.93%	19.69%
2011	1,260	$10.43	$10.29	$ 13,110	0.80%	1.00%	0.92%	(3.28%)	(3.48%)
2010	1,649	$10.78	$10.66	$ 17,724	0.80%	1.00%	1.34%	16.88%	16.64%
VIP - Value Investor Class
2014	5,046	$20.16	$35.33	$ 98,656	0.10%	0.25%	1.47%	11.17%	11.00%
2013	3,681	$18.14	$31.83	$ 65,290	0.10%	0.25%	1.32%	32.28%	32.09%
2012	2,318	$13.71	$24.10	$ 31,410	0.10%	0.25%	1.66%	20.71%	20.53%
2011	2,506	$11.36	$19.99	$ 28,158	0.10%	0.25%	0.90%	(2.69%)	(2.84%)
2010	3,046	$11.67	$20.58	$ 34,759	0.10%	0.25%	1.31%	16.72%	17.37%
VIP - Growth Stock
2014	930	$21.29	$20.88	$ 19,736	0.80%	1.00%	0.86%	11.69%	11.46%
2013	839	$19.06	$18.74	$ 15,953	0.80%	1.00%	0.59%	33.80%	33.53%
2012	777	$14.25	$14.03	$ 11,043	0.80%	1.00%	0.85%	17.43%	17.20%
2011	700	$12.13	$11.97	$ 8,485	0.80%	1.00%	-	0.01%	(0.19%)
2010	546	$12.13	$12.00	$ 6,619	0.80%	1.00%	-	19.09%	18.85%
VIP - Growth Stock Investor Class
2014	4,630	$21.55	$35.00	$ 102,903	0.10%	0.25%	0.81%	12.41%	12.24%
2013	3,793	$19.17	$31.18	$ 75,655	0.10%	0.25%	0.58%	34.60%	34.40%
2012	2,920	$14.24	$23.20	$ 43,267	0.10%	0.25%	0.93%	18.27%	18.09%
2011	1,742	$12.04	$19.65	$ 22,177	0.10%	0.25%	-	0.57%	0.42%
2010	1,049	$11.97	$19.56	$ 13,485	0.10%	0.25%	-	19.73%	19.60%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom Income
2014	897	$14.18	$14.18	$ 12,717	0.80%	0.80%	1.53%	2.95%	2.95%
2013	868	$13.78	$13.78	$ 11,966	0.80%	0.80%	1.59%	4.70%	4.70%
2012	887	$13.16	$13.16	$ 11,668	0.80%	0.80%	1.57%	5.67%	5.67%
2011	770	$12.45	$12.45	$ 9,591	0.80%	0.80%	1.75%	0.82%	0.82%
2010	764	$12.35	$12.35	$ 9,435	0.80%	0.80%	1.86%	6.63%	6.63%
VIP - Freedom Income Investor Class
2014	4,441	$12.24	$15.07	$ 62,053	0.10%	0.25%	1.58%	3.70%	3.54%
2013	4,120	$11.80	$14.56	$ 56,010	0.10%	0.25%	1.80%	5.32%	5.16%
2012	2,650	$11.20	$13.84	$ 35,059	0.10%	0.25%	1.61%	6.44%	6.27%
2011	2,276	$10.53	$13.03	$ 28,303	0.10%	0.25%	1.75%	1.44%	1.29%
2010	2,484	$10.38	$12.86	$ 30,246	0.10%	0.25%	1.97%	3.76%	7.16%
VIP - Freedom 2005
2014	480	$15.22	$15.22	$ 7,305	0.80%	0.80%	1.69%	3.46%	3.46%
2013	447	$14.71	$14.71	$ 6,574	0.80%	0.80%	1.69%	8.86%	8.86%
2012	424	$13.51	$13.51	$ 5,723	0.80%	0.80%	1.70%	8.68%	8.68%
2011	397	$12.43	$12.43	$ 4,940	0.80%	0.80%	1.85%	(0.62%)	(0.62%)
2010	421	$12.51	$12.51	$ 5,267	0.80%	0.80%	1.90%	10.45%	10.45%
VIP - Freedom 2005 Investor Class
2014	1,279	$13.48	$18.42	$ 19,848	0.10%	0.25%	1.74%	4.14%	3.99%
2013	1,074	$12.94	$17.71	$ 16,204	0.10%	0.25%	1.68%	9.62%	9.46%
2012	900	$11.81	$16.18	$ 12,341	0.10%	0.25%	1.86%	9.50%	9.33%
2011	673	$10.78	$14.80	$ 8,618	0.10%	0.25%	1.76%	(0.08%)	(0.23%)
2010	703	$10.79	$14.83	$ 8,992	0.10%	0.25%	1.92%	7.91%	11.06%
VIP - Freedom 2010
2014	864	$16.25	$16.25	$ 14,043	0.80%	0.80%	1.59%	3.69%	3.69%
2013	958	$15.67	$15.67	$ 15,005	0.80%	0.80%	1.69%	12.58%	12.58%
2012	1,036	$13.92	$13.92	$ 14,411	0.80%	0.80%	1.86%	10.88%	10.88%
2011	1,196	$12.55	$12.55	$ 15,014	0.80%	0.80%	1.95%	(0.99%)	(0.99%)
2010	1,365	$12.68	$12.68	$ 17,308	0.80%	0.80%	2.12%	12.05%	12.05%
VIP - Freedom 2010 Investor Class
2014	3,359	$14.36	$20.00	$ 55,984	0.10%	0.25%	1.67%	4.46%	4.30%
2013	3,517	$13.75	$19.17	$ 55,875	0.10%	0.25%	1.77%	13.29%	13.12%
2012	3,482	$12.14	$16.95	$ 49,023	0.10%	0.25%	1.87%	11.70%	11.54%
2011	3,649	$10.87	$15.19	$ 46,201	0.10%	0.25%	2.02%	(0.45%)	(0.60%)
2010	3,835	$10.91	$15.29	$ 49,257	0.10%	0.25%	2.20%	9.14%	12.52%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2015
2014	1,816	$16.64	$16.64	$ 30,216	0.80%	0.80%	1.63%	3.86%	3.86%
2013	1,895	$16.02	$16.02	$ 30,357	0.80%	0.80%	1.75%	13.50%	13.50%
2012	2,006	$14.11	$14.11	$ 28,314	0.80%	0.80%	2.05%	11.33%	11.33%
2011	2,255	$12.68	$12.68	$ 28,585	0.80%	0.80%	1.99%	(1.15%)	(1.15%)
2010	2,369	$12.82	$12.82	$ 30,377	0.80%	0.80%	2.16%	12.18%	12.18%
VIP - Freedom 2015 Investor Class
2014	5,488	$14.57	$20.54	$ 93,183	0.10%	0.25%	1.66%	4.54%	4.38%
2013	5,463	$13.94	$19.67	$ 88,922	0.10%	0.25%	1.87%	14.24%	14.07%
2012	4,984	$12.20	$17.25	$ 71,657	0.10%	0.25%	2.01%	11.98%	11.82%
2011	4,778	$10.90	$15.42	$ 61,744	0.10%	0.25%	2.08%	(0.43%)	(0.58%)
2010	4,837	$10.94	$15.51	$ 62,259	0.10%	0.25%	2.29%	9.44%	12.70%
VIP - Freedom 2020
2014	1,743	$16.74	$16.74	$ 29,169	0.80%	0.80%	1.58%	3.99%	3.99%
2013	1,826	$16.09	$16.09	$ 29,388	0.80%	0.80%	1.76%	15.09%	15.09%
2012	1,852	$13.98	$13.98	$ 25,900	0.80%	0.80%	2.03%	12.47%	12.47%
2011	1,869	$12.43	$12.43	$ 23,240	0.80%	0.80%	2.08%	(1.82%)	(1.82%)
2010	1,967	$12.66	$12.66	$ 24,908	0.80%	0.80%	2.12%	13.57%	13.57%
VIP - Freedom 2020 Investor Class
2014	10,057	$15.10	$22.12	$ 171,670	0.10%	0.25%	1.74%	4.65%	4.49%
2013	8,641	$14.43	$21.17	$ 142,627	0.10%	0.25%	1.88%	15.85%	15.67%
2012	7,766	$12.46	$18.30	$ 111,109	0.10%	0.25%	2.11%	13.19%	13.01%
2011	7,320	$11.01	$16.19	$ 92,725	0.10%	0.25%	2.21%	(1.21%)	(1.36%)
2010	6,663	$11.14	$16.42	$ 85,916	0.10%	0.25%	2.25%	11.42%	14.10%
VIP - Freedom 2025
2014	927	$17.58	$17.58	$ 16,302	0.80%	0.80%	1.58%	4.22%	4.22%
2013	961	$16.87	$16.87	$ 16,215	0.80%	0.80%	1.96%	18.99%	18.99%
2012	857	$14.18	$14.18	$ 12,151	0.80%	0.80%	1.84%	14.18%	14.18%
2011	909	$12.42	$12.42	$ 11,282	0.80%	0.80%	1.91%	(2.89%)	(2.89%)
2010	1,039	$12.79	$12.79	$ 13,290	0.80%	0.80%	2.22%	14.86%	14.86%
VIP - Freedom 2025 Investor Class
2014	7,242	$15.95	$23.65	$ 129,695	0.10%	0.25%	1.70%	4.94%	4.78%
2013	6,194	$15.20	$22.57	$ 106,760	0.10%	0.25%	2.11%	19.83%	19.65%
2012	4,607	$12.68	$18.86	$ 67,147	0.10%	0.25%	2.30%	14.94%	14.77%
2011	3,774	$11.03	$16.44	$ 48,490	0.10%	0.25%	2.24%	(2.38%)	(2.53%)
2010	3,128	$11.30	$16.86	$ 41,723	0.10%	0.25%	2.26%	13.03%	15.43%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Freedom 2030
2014	1,003	$17.38	$17.38	$ 17,423	0.80%	0.80%	1.58%	4.12%	4.12%
2013	1,025	$16.69	$16.69	$ 17,116	0.80%	0.80%	1.76%	20.69%	20.69%
2012	1,072	$13.83	$13.83	$ 14,829	0.80%	0.80%	2.12%	14.65%	14.65%
2011	1,070	$12.06	$12.06	$ 12,903	0.80%	0.80%	2.05%	(3.37%)	(3.37%)
2010	1,076	$12.48	$12.48	$ 13,427	0.80%	0.80%	2.09%	15.15%	15.15%
VIP - Freedom 2030 Investor Class
2014	6,811	$16.28	$24.56	$ 121,507	0.10%	0.25%	1.57%	4.72%	4.57%
2013	5,995	$15.55	$23.49	$ 102,899	0.10%	0.25%	1.98%	21.60%	21.41%
2012	4,355	$12.78	$19.35	$ 62,374	0.10%	0.25%	2.26%	15.38%	15.21%
2011	3,797	$11.08	$16.79	$ 47,581	0.10%	0.25%	2.17%	(2.87%)	(3.02%)
2010	3,284	$11.41	$17.32	$ 42,626	0.10%	0.25%	2.21%	14.08%	15.75%
VIP - Freedom Lifetime Income I
2014	801	$15.54	$15.54	$ 12,440	0.60%	0.60%	1.91%	4.05%	4.05%
2013	718	$14.93	$14.93	$ 10,717	0.60%	0.60%	1.83%	9.31%	9.31%
2012	719	$13.66	$13.66	$ 9,829	0.60%	0.60%	1.98%	9.76%	9.76%
2011	692	$12.45	$12.45	$ 8,620	0.60%	0.60%	2.31%	(0.12%)	(0.12%)
2010	645	$12.46	$12.46	$ 8,041	0.60%	0.60%	2.40%	11.17%	11.17%
VIP - Freedom Lifetime Income II
2014	1,775	$16.20	$16.20	$ 28,755	0.60%	0.60%	1.97%	4.43%	4.43%
2013	1,450	$15.51	$15.51	$ 22,505	0.60%	0.60%	1.88%	12.08%	12.08%
2012	1,385	$13.84	$13.84	$ 19,164	0.60%	0.60%	2.05%	10.93%	10.93%
2011	1,287	$12.48	$12.48	$ 16,061	0.60%	0.60%	2.34%	(0.35%)	(0.35%)
2010	1,122	$12.52	$12.52	$ 14,047	0.60%	0.60%	2.21%	12.31%	12.31%
VIP - Freedom Lifetime Income III
2014	892	$17.23	$17.23	$ 15,373	0.60%	0.60%	2.03%	4.67%	4.67%
2013	702	$16.46	$16.46	$ 11,559	0.60%	0.60%	1.91%	19.70%	19.70%
2012	605	$13.75	$13.75	$ 8,306	0.60%	0.60%	2.32%	14.50%	14.50%
2011	568	$12.01	$12.01	$ 6,821	0.60%	0.60%	2.14%	(2.95%)	(2.95%)
2010	545	$12.37	$12.37	$ 6,741	0.60%	0.60%	2.07%	15.28%	15.28%
VIP - Disciplined Small Cap
2014	1,981	$16.09	$15.81	$ 31,817	0.80%	1.00%	0.36%	4.44%	4.23%
2013	2,738	$15.41	$15.17	$ 42,103	0.80%	1.00%	0.56%	37.25%	36.97%
2012	1,679	$11.23	$11.08	$ 18,804	0.80%	1.00%	1.94%	18.05%	17.81%
2011	1,923	$9.51	$9.40	$ 18,262	0.80%	1.00%	0.48%	(2.15%)	(2.35%)
2010	1,891	$9.72	$9.63	$ 18,362	0.80%	1.00%	0.38%	24.54%	24.29%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Disciplined Small Cap Investor Class
2014	8,358	$21.03	$31.08	$ 159,191	0.10%	0.25%	0.33%	5.05%	4.89%
2013	9,367	$20.02	$29.63	$ 169,772	0.10%	0.25%	0.56%	38.04%	37.84%
2012	4,469	$14.51	$21.50	$ 59,020	0.10%	0.25%	1.91%	18.84%	18.66%
2011	4,347	$12.21	$18.12	$ 49,155	0.10%	0.25%	0.43%	(1.45%)	(1.59%)
2010	3,960	$12.39	$18.41	$ 45,481	0.10%	0.25%	0.39%	23.85%	25.04%
VIP - FundsManager 20%
2014	50,895	$12.27	$13.15	$ 689,187	0.10%	1.00%	1.31%	4.02%	3.08%
2013	47,822	$11.80	$12.76	$ 626,307	0.10%	1.00%	1.24%	5.52%	4.57%
2012	46,646	$11.18	$12.20	$ 582,542	0.10%	1.00%	1.51%	5.48%	4.52%
2011	39,623	$10.60	$11.67	$ 472,645	0.10%	1.00%	1.85%	2.20%	1.29%
2010	28,911	$10.37	$11.52	$ 341,711	0.10%	1.00%	1.81%	3.72%	6.39%
VIP - FundsManager 50%
2014	79,527	$14.38	$14.21	$ 1,205,623	0.10%	1.00%	1.20%	4.99%	4.05%
2013	73,187	$13.69	$13.65	$ 1,065,142	0.10%	1.00%	1.09%	14.78%	13.75%
2012	62,040	$11.93	$12.00	$ 792,965	0.10%	1.00%	1.31%	10.02%	9.03%
2011	57,896	$10.84	$11.01	$ 677,175	0.10%	1.00%	1.82%	(0.52%)	(1.41%)
2010	50,741	$10.90	$11.17	$ 602,036	0.10%	1.00%	1.77%	8.98%	10.77%
VIP - FundsManager 60%
2014	114,312	$15.12	$19.34	$ 1,679,510	0.10%	1.40%	1.29%	5.30%	3.93%
2013	110,201	$14.36	$18.61	$ 1,554,618	0.10%	1.40%	1.20%	18.50%	16.96%
2012	107,021	$12.12	$19.56	$ 1,285,160	0.10%	1.40%	1.44%	11.49%	10.03%
2011	108,577	$10.87	$14.46	$ 1,179,249	0.10%	1.40%	1.40%	(2.12%)	(3.39%)
2010	105,607	$11.11	$14.97	$ 1,186,470	0.10%	1.40%	1.33%	11.06%	12.03%
VIP - FundsManager 70%
2014	59,100	$15.82	$14.38	$ 936,281	0.10%	1.00%	1.23%	5.05%	4.10%
2013	51,975	$15.05	$13.82	$ 788,692	0.10%	1.00%	1.20%	21.63%	20.54%
2012	44,350	$12.38	$11.46	$ 557,749	0.10%	1.00%	1.57%	13.11%	12.08%
2011	44,286	$10.94	$10.23	$ 494,536	0.10%	1.00%	1.61%	(3.00%)	(3.87%)
2010	41,225	$11.28	$10.64	$ 477,307	0.10%	1.00%	1.47%	12.82%	13.18%
VIP - FundsManager 85%
2014	21,622	$16.70	$14.32	$ 345,076	0.10%	1.00%	1.03%	5.19%	4.24%
2013	19,518	$15.88	$13.73	$ 298,041	0.10%	1.00%	1.01%	27.60%	26.45%
2012	17,254	$12.44	$10.86	$ 206,109	0.10%	1.00%	1.25%	14.00%	12.97%
2011	20,014	$10.92	$9.61	$ 209,791	0.10%	1.00%	1.23%	(5.39%)	(6.24%)
2010	17,973	$11.54	$10.25	$ 198,844	0.10%	1.00%	1.19%	15.37%	15.04%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Consumer Staples
2014	1,053	$20.17	$19.86	$ 21,190	0.80%	1.00%	1.44%	14.74%	14.51%
2013	1,350	$17.58	$17.34	$ 23,705	0.80%	1.00%	1.64%	20.83%	20.58%
2012	1,512	$14.55	$14.38	$ 21,939	0.80%	1.00%	1.73%	14.47%	14.24%
2011	989	$12.71	$12.59	$ 12,555	0.80%	1.00%	1.46%	7.32%	7.10%
2010	649	$11.84	$11.75	$ 7,687	0.80%	1.00%	1.42%	14.30%	14.07%
VIP - Consumer Staples Investor Class
2014	7,003	$19.55	$26.16	$ 145,149	0.10%	0.25%	1.51%	15.40%	15.23%
2013	7,031	$16.94	$22.71	$ 127,120	0.10%	0.25%	1.91%	21.67%	21.48%
2012	5,448	$13.93	$18.69	$ 81,526	0.10%	0.25%	1.93%	15.19%	15.01%
2011	3,126	$12.09	$16.25	$ 40,835	0.10%	0.25%	1.77%	7.97%	7.80%
2010	1,113	$11.20	$15.07	$ 13,672	0.10%	0.25%	1.66%	11.99%	14.73%
VIP - Materials
2014	918	$17.66	$17.39	$ 16,197	0.80%	1.00%	0.89%	(0.43%)	(0.63%)
2013	1,106	$17.74	$17.50	$ 19,601	0.80%	1.00%	0.99%	21.18%	20.93%
2012	1,562	$14.64	$14.47	$ 22,840	0.80%	1.00%	0.83%	19.18%	18.94%
2011	2,063	$12.28	$12.17	$ 25,309	0.80%	1.00%	1.29%	(8.94%)	(9.12%)
2010	3,231	$13.49	$13.39	$ 43,549	0.80%	1.00%	2.42%	27.52%	27.26%
VIP - Materials Investor Class
2014	2,544	$16.99	$37.13	$ 48,315	0.10%	0.25%	0.91%	0.21%	0.06%
2013	2,565	$16.96	$37.11	$ 48,970	0.10%	0.25%	1.01%	21.95%	21.77%
2012	2,883	$13.90	$30.47	$ 45,616	0.10%	0.25%	0.84%	19.95%	19.77%
2011	3,475	$11.59	$25.44	$ 45,823	0.10%	0.25%	1.29%	(8.39%)	(8.53%)
2010	3,577	$12.65	$27.81	$ 51,289	0.10%	0.25%	2.11%	26.52%	28.05%
VIP - Telecommunications
2014	249	$12.65	$12.45	$ 3,146	0.80%	1.00%	3.28%	2.67%	2.46%
2013	338	$12.32	$12.15	$ 4,160	0.80%	1.00%	1.49%	20.31%	20.07%
2012	426	$10.24	$10.12	$ 4,358	0.80%	1.00%	1.63%	19.27%	19.03%
2011	322	$8.58	$8.50	$ 2,767	0.80%	1.00%	1.18%	(2.78%)	(2.98%)
2010	363	$8.83	$8.76	$ 3,204	0.80%	1.00%	1.97%	16.60%	16.37%
VIP - Telecommunications Investor Class
2014	965	$16.80	$31.82	$ 14,160	0.10%	0.25%	3.41%	3.37%	3.25%
2013	1,057	$16.25	$30.82	$ 15,249	0.10%	0.25%	1.88%	21.15%	20.97%
2012	881	$13.41	$25.48	$ 10,711	0.10%	0.25%	1.80%	19.87%	19.69%
2011	554	$11.19	$21.27	$ 5,543	0.10%	0.25%	1.48%	(2.13%)	(2.28%)
2010	473	$11.43	$21.78	$ 5,008	0.10%	0.25%	2.17%	14.32%	17.08%
VIP - Emerging Markets
2014	924	$8.33	$8.22	$ 7,683	0.80%	1.00%	0.31%	0.54%	0.34%
2013	1,108	$8.28	$8.19	$ 9,168	0.80%	1.00%	0.70%	3.12%	2.91%
2012	1,272	$8.03	$7.96	$ 10,208	0.80%	1.00%	0.89%	13.45%	13.22%
2011	1,950	$7.08	$7.03	$ 13,797	0.80%	1.00%	0.81%	(21.72%)	(21.88%)
2010	3,177	$9.04	$9.00	$ 28,716	0.80%	1.00%	0.87%	17.06%	16.83%
VIP - Emerging Markets Investor Class
2014	2,693	$10.99	$22.92	$ 27,501	0.10%	0.25%	0.29%	1.20%	1.05%
2013	2,658	$10.86	$22.68	$ 27,030	0.10%	0.25%	0.67%	3.79%	3.64%
2012	2,703	$10.46	$21.89	$ 27,371	0.10%	0.25%	1.06%	14.03%	13.83%
2011	3,130	$9.18	$19.22	$ 27,571	0.10%	0.25%	0.90%	(21.13%)	(21.25%)
2010	3,638	$11.63	$24.41	$ 40,744	0.10%	0.25%	0.89%	16.34%	17.42%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
VIP - Floating Rate High Income (a)
2014	141	$9.90	$9.88	$ 1,396	0.80%	1.00%	2.04%	(1.03%)	(1.16%)
VIP - Floating Rate High Income Investor Class (a)
2014	6,953	$9.94	$9.93	$ 69,081	0.10%	0.25%	2.54%	(0.60%)	(0.70%)
UIF - Emerging Markets Equity
2014	4,403	$10.54	$25.22	$ 75,494	0.10%	1.00%	0.38%	(4.58%)	(5.44%)
2013	5,170	$11.05	$26.68	$ 94,831	0.10%	1.00%	1.18%	(1.12%)	(2.01%)
2012	6,117	$11.18	$27.22	$ 118,887	0.10%	1.00%	-	19.83%	18.75%
2011	7,360	$9.33	$22.93	$ 122,690	0.10%	1.00%	0.41%	(18.30%)	(19.03%)
2010	9,841	$11.41	$28.32	$ 203,011	0.10%	1.00%	0.60%	14.14%	17.84%
UIF - Emerging Markets Debt
2014	10,524	$11.68	$29.53	$ 159,823	0.10%	1.00%	5.47%	2.82%	1.90%
2013	12,134	$11.36	$28.98	$ 181,357	0.10%	1.00%	3.95%	(8.84%)	(9.66%)
2012	17,186	$12.46	$32.08	$ 290,698	0.10%	1.00%	2.76%	17.84%	16.78%
2011	11,029	$10.57	$27.47	$ 166,236	0.10%	1.00%	3.56%	6.93%	5.97%
2010	9,201	$9.89	$25.92	$ 139,380	0.10%	1.00%	3.47%	(1.12%)	8.65%
UIF - Global Tactical Asset Allocation
2014	2,975	$14.60	$16.03	$ 43,258	0.10%	1.00%	0.84%	2.05%	1.13%
2013	2,705	$14.31	$15.85	$ 39,365	0.10%	1.00%	0.11%	15.83%	14.79%
2012	2,623	$12.35	$13.81	$ 33,323	0.10%	1.00%	2.07%	13.73%	12.70%
2011	3,069	$10.86	$12.25	$ 34,614	0.10%	1.00%	1.30%	(3.77%)	(4.64%)
2010	4,141	$11.29	$12.85	$ 48,648	0.10%	1.00%	2.88%	12.87%	4.63%
Invesco - Van Kampen Global Core Equity
2014	1,662	$14.08	$17.01	$ 23,781	0.10%	1.00%	2.03%	0.59%	(0.32%)
2013	1,807	$13.99	$17.06	$ 25,963	0.10%	1.00%	2.02%	22.38%	21.28%
2012	1,584	$11.44	$14.07	$ 19,490	0.10%	1.00%	2.46%	13.63%	12.61%
2011	1,938	$10.06	$12.49	$ 20,941	0.10%	1.00%	3.37%	(10.97%)	(11.78%)
2010	1,986	$11.30	$14.16	$ 24,894	0.10%	1.00%	1.91%	13.04%	9.84%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
WFAF - Advantage VT Discovery
2014	835	$35.70	$34.59	$ 29,659	0.80%	1.00%	-	(0.45%)	(0.65%)
2013	946	$35.86	$34.82	$ 33,784	0.80%	1.00%	0.01%	42.65%	42.36%
2012	1,058	$25.14	$24.46	$ 26,490	0.80%	1.00%	-	16.79%	16.55%
2011	1,185	$21.52	$20.98	$ 25,412	0.80%	1.00%	-	(0.38%)	(0.58%)
2010	1,361	$21.61	$21.11	$ 29,322	0.80%	1.00%	-	34.46%	34.19%
WFAF - Advantage VT Opportunity
2014	573	$36.73	$35.59	$ 20,946	0.80%	1.00%	0.06%	9.54%	9.32%
2013	622	$33.53	$32.56	$ 20,791	0.80%	1.00%	0.20%	29.63%	29.37%
2012	690	$25.87	$25.17	$ 17,787	0.80%	1.00%	0.10%	14.59%	14.36%
2011	780	$22.57	$22.01	$ 17,523	0.80%	1.00%	0.14%	(6.27%)	(6.46%)
2010	913	$24.08	$23.53	$ 21,916	0.80%	1.00%	0.76%	22.77%	22.52%
CST - U.S. Equity Flex I
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-
2012	-	-	-	-	-	-	-	-	-
2011	-	-	-	-	-	-	-	-	-
2010	1,192	$10.69	$10.44	$ 12,694	0.80%	1.00%	0.15%	13.54%	13.32%
CST - International Equity Flex III
2014	-	-	-	-	-	-	-	-	-
2013	-	-	-	-	-	-	-	-	-
2012	-	-	-	-	-	-	-	-	-
2011	-	-	-	-	-	-	-	-	-
2010	1,913	$11.58	$11.22	$ 21,562	0.10%	1.00%	0.09%	15.75%	11.11%

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
Lazard - Retirement Emerging Markets
2014	9,633	$10.85	$13.89	$ 130,919	0.10%	1.00%	1.89%	(4.48%)	(5.34%)
2013	10,645	$11.36	$14.67	$ 153,571	0.10%	1.00%	1.55%	(1.11%)	(2.00%)
2012	11,474	$11.49	$14.97	$ 171,550	0.10%	1.00%	1.81%	22.22%	21.11%
2011	12,133	$9.40	$12.36	$ 151,788	0.10%	1.00%	2.26%	(17.87%)	(18.61%)
2010	14,464	$11.45	$15.19	$ 224,295	0.10%	1.00%	1.00%	14.45%	21.82%
PVIT- Commodity Real Return
2014	1,991	$7.09	$6.92	$ 14,088	0.10%	1.00%	0.35%	(18.51%)	(19.24%)
2013	2,045	$8.71	$8.57	$ 17,782	0.10%	1.00%	1.87%	(14.79%)	(15.55%)
2012	1,683	$10.22	$10.15	$ 17,177	0.10%	1.00%	2.29%	2.06%	1.37% (c)
PVIT- Low Duration
2014	44,842	$10.82	$10.94	$ 499,438	0.10%	1.00%	1.13%	0.75%	(0.16%)
2013	48,821	$10.74	$10.96	$ 540,925	0.10%	1.00%	1.46%	(0.24%)	(1.13%)
2012	51,537	$10.77	$11.08	$ 574,142	0.10%	1.00%	1.90%	5.75%	4.79%
2011	46,534	$10.18	$10.57	$ 491,312	0.10%	1.00%	1.67%	1.01%	0.10%
2010	37,694	$10.08	$10.56	$ 395,385	0.10%	1.00%	1.55%	0.80%	4.24%
PVIT- Real Return
2014	19,761	$11.33	$12.00	$ 237,474	0.10%	1.00%	1.41%	2.99%	2.06%
2013	25,157	$11.00	$11.76	$ 294,496	0.10%	1.00%	1.28%	(9.31%)	(10.13%)
2012	43,972	$12.13	$13.09	$ 569,998	0.10%	1.00%	1.04%	8.65%	7.66%
2011	33,712	$11.17	$12.16	$ 403,892	0.10%	1.00%	4.87%	11.55%	10.55%
2010	18,731	$10.01	$11.00	$ 202,358	0.10%	1.00%	1.32%	0.10%	7.02%
PVIT- Total Return
2014	45,866	$11.55	$12.07	$ 560,201	0.10%	1.00%	2.15%	4.17%	3.24%
2013	57,241	$11.08	$11.69	$ 671,285	0.10%	1.00%	2.18%	(2.06%)	(2.94%)
2012	73,122	$11.32	$12.04	$ 877,470	0.10%	1.00%	2.56%	9.48%	8.49%
2011	55,249	$10.34	$11.10	$ 607,713	0.10%	1.00%	1.06%	3.50%	2.57%
2010	42,542	$9.99	$10.82	$ 455,439	0.10%	1.00%	2.29%	(0.13%)	7.02%
Blackrock- Global Allocation V.I.
2014	16,541	$11.87	$11.58	$ 195,648	0.10%	1.00%	2.19%	1.86%	0.95%
2013	13,363	$11.65	$11.47	$ 155,346	0.10%	1.00%	1.53%	14.44%	13.41%
2012	4,498	$10.18	$10.11	$ 45,762	0.10%	1.00%	2.55%	2.86%	2.26% (c)

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on April 30, 2012.

Annual Report

Notes to Financial Statements - continued

Fidelity Investments Variable Annuity Account I

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest	Lowest
FTVIP - Templeton Global Bond (b)
2014	13,903	$11.15	$10.88	$ 154,500	0.10%	1.00%	4.96%	1.73%	0.81%
2013	11,397	$10.96	$10.79	$ 124,637	0.10%	1.00%	5.00%	1.53%	0.61%
2012	5,305	$10.80	$10.72	$ 57,214	0.10%	1.00%	2.54%	7.96%	7.22% (c)
FTVIP - Franklin U.S. Gov't Securities (b)
2014	3,884	$10.25	$9.99	$ 39,653	0.10%	1.00%	2.49%	3.28%	2.35%
2013	2,756	$9.92	$9.76	$ 27,275	0.10%	1.00%	3.10%	(2.34%)	(3.22%)
2012	4,715	$10.16	$10.09	$ 47,837	0.10%	1.00%	1.61%	1.08%	0.49% (c)

(1) These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) The unit value and total return columns labeled "Highest" correspond with the product with the lowest expense ratio. The unit value and total return columns labeled "Lowest" correspond with the product with the highest expense ratio. Please see Footnote 3 for additional information regarding total return.

(a) New Fund. See Note 1

(b) Fund Name Change. See Note 1

(c) These portfolios commenced operations on April 30, 2012.

7. Subsequent Events

The Board of Trustees of the underlying VIP Overseas Class R, VIP International Capital Appreciation Class R and VIP Emerging Markets funds, respectively, approved the elimination of redemption fees on or about April 30, 2015.

The Board of Trustees of the underlying VIP Growth Stock, VIP Growth Strategies, and VIP Value Leaders funds, respectively, approved a plan of reorganization to merge into the VIP Growth Opportunities, VIP Mid Cap, and VIP Value funds, respectively. The reorganization is expected to become effective on or about April 24, 2015.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Fidelity Investments Life Insurance Company and the Contractholders of Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting the Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company at December 31, 2014 the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2014 by correspondence with the fund advisors, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts
April 22, 2015

Annual Report

Fidelity Retirement Reserves, Fidelity Income Advantage, Fidelity Personal Retirement, Fidelity Freedom Lifetime Income and Fidelity Growth and Guaranteed Income are issued by Fidelity Investments Life Insurance Company.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc. are the distributors.

82 Devonshire Street, Boston, MA 02109

N.NRR/FIA-ANN-0215
1.540223.117

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2014, 2013 AND 2012

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

CONSOLIDATED FINANCIAL STATEMENTS

for the years ended December 31, 2014, 2013 and 2012

TABLE OF CONTENTS PAGE(S)

Report of Independent Registered Public Accounting Firm 1

Consolidated Balance Sheets 2

Consolidated Statements of Comprehensive Income 3

Consolidated Statements of Stockholder's Equity 4

Consolidated Statements of Cash Flows 4

Notes to Consolidated Financial Statements 6 - 26

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of

Fidelity Investments Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income and comprehensive income, of stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Fidelity Investments Life Insurance Company (the "Company", a wholly-owned subsidiary of FMR LLC) and its subsidiary at December 31, 2014 and December 31, 2013, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2014 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

April 22, 2015

(in thousands, except share data)

	December 31, 2014		December 31, 2013	
ASSETS				
Investments:				
Debt securities, available-for-sale, at fair value (amortized cost of $806,196 in 2014 and $730,164 in 2013)	$	812,449	$	735,040
Equity securities, at fair value (cost of $0 in 2014 and $50 in 2013)		-		55
Other investment		1,877		-
Policy loans		1,244		1,124
Total investments		815,570		736,219
Cash and cash equivalents		95,824		85,906
Accrued investment income		4,898		5,307
Deferred policy acquisition costs		68,243		66,576
Reinsurance deposit and receivables		1,277,938		1,355,042
Other assets		16,860		13,640
Net deferred tax asset		72,656		70,124
Income taxes receivable		7,304		9,017
Separate account assets		25,914,707		23,815,349
Total assets	$	28,274,000	$	26,157,180
LIABILITIES				
Future contract and policy benefits	$	805,217	$	835,611
Contract holder deposit funds		734,105		754,906
Other liabilities and accrued expenses		33,375		38,281
Payable to parent and affiliates, net		10,294		8,691
Separate account liabilities		25,914,707		23,815,349
Total liabilities		27,497,698		25,452,838
Commitments and contingencies (Note 12)				
STOCKHOLDER'S EQUITY				
Common stock, par value $10 per share - 1,000,000 shares authorized; 300,000 shares issued and outstanding		3,000		3,000
Additional paid-in capital		71,378		69,582
Accumulated other comprehensive income		3,948		3,129
Retained earnings		697,795		628,631
Total Fidelity Investments Life Insurance Company Stockholder's Equity		776,121		704,342
Noncontrolling interest		181		-
Total stockholder's equity		776,302		704,342
Total liabilities and stockholder's equity	$	28,274,000	$	26,157,180

The accompanying notes are an integral part of the consolidated financial statements

(in thousands)

	For the years ended December 31, 2014	2013	2012
Revenues:			
Fees charged to contract holders	$ 116,191	$ 108,801	$ 101,679
Net investment income	18,561	16,786	18,711
Interest on reinsurance deposit	32,394	34,722	37,048
Fund administration fees (1)	52,828	45,129	35,700
Premiums, net	9,394	8,589	7,372
Net realized investment gains (losses):			
Other than temporary losses on debt securities	-	(39)	(67)
Net realized investment gains on sales	5,406	2,412	11,826
Total net realized investment gains	5,406	2,373	11,759
Total revenues	234,774	216,400	212,269
Benefits and expenses:			
Underwriting, acquisition and insurance expenses (1)	69,383	69,226	60,033
Contract and policy benefits and expenses	53,524	58,570	53,434
Other expenses	20,502	-	-
Total benefits and expenses	143,409	127,796	113,467
Income before income taxes	91,365	88,604	98,802
Income tax expense	22,534	21,842	28,421
Net income	68,831	66,762	70,381
Less: Net loss attributable to noncontrolling interest	(333)	-	-
Net income attributable to Fidelity Investments Life Insurance Company	69,164	66,762	70,381
Other comprehensive income (loss), before tax:			
Unrealized gains (losses) on securities:			
Net unrealized holding gains (losses) during the period	6,675	(15,626)	21,749
Reclassification adjustment for net realized gains included in net income	(5,406)	(2,373)	(11,759)
(Provision) benefit for income taxes related to items of other comprehensive income (loss)	(450)	6,388	(3,455)
Other comprehensive income (loss), net of tax	819	(11,611)	6,535
Comprehensive income	69,650	55,151	76,916
Less: Comprehensive loss attributable to noncontrolling interest	(333)	-	-
Comprehensive income attributable to Fidelity Investments Life Insurance Company	$ 69,983	$ 55,151	$ 76,916

(1) Includes affiliated company transactions (Note 9)

The accompanying notes are an integral part of the consolidated financial statements

(in thousands)

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Retained Earnings	Noncontrolling Interest	Total Stockholder's Equity
Balance at December 31, 2011	$ 3,000	$ 69,582	$ 8,205	$ 791,488	$ -	$ 872,275
Comprehensive income:						
Net income	-	-	-	70,381	-	70,381
Other comprehensive income	-	-	6,535	-	-	6,535
Dividend to parent	-	-	-	(300,000)	-	(300,000)
Balance at December 31, 2012	$ 3,000	$ 69,582	$ 14,740	$ 561,869	$ -	$ 649,191
Comprehensive income:						
Net income	-	-	-	66,762	-	66,762
Other comprehensive loss	-	-	(11,611)	-	-	(11,611)
Balance at December 31, 2013	$ 3,000	$ 69,582	$ 3,129	$ 628,631	$ -	$ 704,342
Comprehensive income:						
Capital contribution	-	1,796	-	-	197	1,993
Other contributions	-	-	-	-	317	317
Net Income (loss)	-	-	-	69,164	(333)	68,831
Other comprehensive income	-	-	819	-	-	819
Balance at December 31, 2014	$ 3,000	$ 71,378	$ 3,948	$ 697,795	$ 181	$ 776,302

The accompanying notes are an integral part of the consolidated financial statements

	For the years ended December 31,		
	2014	2013	2012
Cash flows provided by (used for) operating activities:			
Net income	$ 68,831	$ 66,762	$ 70,381
Adjustments to reconcile net income to net cash provided by operating activities:			
Amortization and depreciation	1,998	2,821	3,787
Net realized investment gains	(5,406)	(2,373)	(11,759)
Benefit for deferred taxes	(2,979)	(103)	(2,585)
Equity loss from investee company	3,327	-	-
Changes in assets and liabilities:			
Accrued investment income	409	156	(470)
Change in deferred policy acquisition costs, net of amortization	(1,774)	(4,313)	(3,536)
Future contract and policy benefits, net	82,489	92,642	91,760
Reinsurance deposit and receivables	77,104	74,822	86,089
Payable to parent and affiliates, net	1,560	(1,753)	297
Income taxes	1,713	2,160	(5,123)
Other assets and other liabilities, net	(8,249)	452	1,958
Net cash provided by operating activities	219,023	231,273	230,799
Cash flows provided by (used for) investing activities:			
Purchase of debt securities	(625,686)	(794,056)	(1,498,412)
Proceeds from sales of equity securities	55	-	-
Proceeds from sales of debt securities	535,569	695,171	1,541,661
Proceeds from maturities and calls of debt securities	17,495	24,331	42,087
Investment in investee company	(2,851)	-	-
Investment trades payable (receivable)	115	123	(75,967)
Change in policy loans	(119)	(475)	57
Net cash (used for) provided by investing activities	(75,422)	(74,906)	9,426
Cash flows provided by (used for) financing activities:			
Deposits credited to fixed annuity contracts	2,049,348	2,087,955	1,897,032
Net transfers from separate accounts	(528,858)	(580,327)	(586,037)
Withdrawals from variable annuity contracts	(1,561,544)	(1,533,599)	(1,341,153)
Withdrawals from fixed annuity contracts	(92,629)	(104,069)	(116,390)
Dividend to parent	-	-	(300,000)
Net cash used for financing activities	(133,683)	(130,040)	(446,548)
Net increase (decrease) in cash and cash equivalents	9,918	26,327	(206,323)
Cash and cash equivalents:			
Beginning of year	85,906	59,579	265,902
End of year	$ 95,824	$ 85,906	$ 59,579
Supplemental disclosure of cash flow information for non-cash transactions			
Charitable donation of debt securities	$ (17,195)	$ -	$ -
Capital contribution from parent	$ 1,796	$ -	$ -

The accompanying notes are an integral part of the consolidated financial statements

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

1. ORGANIZATION AND NATURE OF OPERATIONS:

The consolidated financial statements include the accounts of Fidelity Investments Life Insurance Company ("FILI"), a Utah domiciled insurance company, and Empire Fidelity Investments Life Insurance Company ("EFILI"), FILI's wholly-owned insurance company subsidiary operating exclusively in the State of New York (collectively, the "Company"). In addition, the accounts also include Feedstock Investments VII, LLC ("Feedstock"), a special purpose entity ("SPE") that makes tax advantaged investments in certain refined coal transactions under Section 45 of the Internal Revenue Code ("IRC 45"). FILI is a wholly-owned subsidiary of FMR LLC.

The Company issues variable deferred and immediate annuity contracts and variable life policies and is licensed in all states in the United States of America and the District of Columbia. Amounts invested in the fixed option of the contracts are allocated to the general account of the Company. Amounts invested in the variable option of the contracts are allocated to the Variable Annuity Accounts, which are separate accounts of the Company. Amounts invested in the variable life policies are allocated to the Variable Life Accounts, which are also separate accounts of the Company. The assets of the Variable Annuity Accounts are invested in certain portfolios of the Fidelity Variable Insurance Products funds, the Fidelity Variable Insurance Product funds (Investor Class), the Universal Institutional funds, the Wells Fargo Advantage Variable Trust funds, the Lazard Retirement Series, Inc., Invesco Advisers Inc., the PIMCO Variable Insurance Trust Funds, the Franklin Templeton Variable Insurance Products Trust Funds and the Blackrock Variable Series Funds. Separate account assets are reported at the net asset value of such portfolios. The assets of the Variable Life Accounts are invested in certain portfolios of the Fidelity Variable Insurance Product funds, the Universal Institutional funds, Invesco Advisers Inc., and the Lazard Retirement Series, Inc.

The Company offers a term life insurance product with level premium paying periods of ten, fifteen and twenty years.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Basis of Presentation

The accompanying consolidated financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP").

The preparation of the consolidated financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investments

Investments in debt securities are classified as available-for-sale and are reported at fair value. Fair values for debt and equity securities are obtained from independent pricing sources. For debt securities that experience declines in fair value that are determined to be other than temporary, the impairment is separated into two components if there are credit related losses associated with the impaired debt security for which the Company asserts that it does not have the intent to sell the security or it is more likely than not that it will not be required to sell the security before recovery of its cost basis. The amount of other than temporary impairments ("OTTI") related to a credit loss is recognized in earnings, and the amount of OTTI related to other factors is recorded as a component of other comprehensive income. In instances where no credit loss exists but it is more likely than not that the Company will have to sell the debt security prior to the anticipated recovery, the decline in fair value below amortized cost is recognized as an OTTI in earnings.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Factors considered in evaluating whether a decline in fair value is other than temporary are whether the decline is substantial, the duration in which the fair value has been less than cost, and the Company's ability and intent to retain the investment for a period of time sufficient to allow for the anticipated recovery in value, and the financial condition and near-term prospects of the issuer. Unrealized gains or losses on securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed and structured securities are obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.

Cash and Cash Equivalents

The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents are comprised of amounts in demand deposit accounts and money market mutual funds, and are reported at cost which approximates fair value. The Company reclassifies cash overdrafts to other liabilities and accrued expenses. Cash overdrafts were $11,311 and $14,124 at December 31, 2014 and 2013, respectively. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $90,202 and $78,986 at December 31, 2014 and 2013, respectively.

Other Investment

Other investment includes an investment in which the Company has the ability to influence (but not control) the financial or operating policies of the investee entity and is accounted for using the equity method of accounting. In applying the equity method, the Company uses financial information provided by the investee. The Company reports its share of the equity method investees' earnings and losses in other expenses in the Consolidated Statements of Comprehensive Income.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contract holders and are reported at fair value based on the net asset value ("NAV") of such underlying mutual fund portfolios. Since the contract holders receive the full benefit and bear the full risk of the separate account investments, which are comprised of mutual funds, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

Revenue Recognition

Fees charged to contract holders include mortality and expense risk, administrative charges for variable annuity and life contract holders and the cost of providing insurance protection for variable life contract holders. Fund administration fees represent administrative fees charged to investment managers and recordkeeping fees earned by the Company for administering a third party insurance product. Fees charged to contract holders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenues over the premium-paying period. Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Future Contract and Policy Benefits

Future contract and policy benefits include the guaranteed minimum death benefit ("GMDB") and the guaranteed minimum withdrawal benefit features ("GMWB") (see Note 3 - Guaranteed Benefits) on certain variable annuity products, the majority of the 100% life contingent fixed income annuity product and life products. Such liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force, taking into consideration the future premiums and assessments.

Contract Holder Deposit Funds

Contract holder deposit funds consist of annuity deposits received from customers for the liabilities for the fixed portion of the variable annuity products, fixed income annuity product with no life contingencies and for policies issued in 2003 and prior, and for the fixed portion of the variable income annuity products with insignificant amounts of life contingent benefits. Liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force.

Reinsurance Deposit and Receivables

The Company reinsures a substantial portion of its life insurance and annuity product risk with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meet its obligations. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business have been deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 9 - Affiliated Company Transactions, and certain expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs ("DAC") are being amortized over the lifetime of the policy generally estimated as the level term period for the term insurance product and a 30-year period for the variable deferred and immediate annuity products in proportion to gross profits.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e. lapses, withdrawals, internal replacements and surrenders). These assumptions are reviewed on a regular basis and are generally based on the Company's past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross profits to amortize the remaining DAC balances. See Note 10 - Underwriting, Acquisition and Insurance Expenses for additional information regarding amortization of deferred policy acquisition costs.

A significant assumption for the projection of estimated gross profits is the investment return on separate account fund balances. The Company assumes a long term return of 7.5% before fund expenses and other charges. The Company also applies a "Reversion to the Mean" assumption in setting the projected return for the next seven years. The projected return over the next seven years is developed such that the combination of actual and projected returns equals the long term return, and the long term return is projected for the eighth year and beyond. The Company limits the projected return to no greater than 11.5% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

GAAP provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a permanent contract that is substantially changed from the replaced contract should be accounted for as an extinguishment of the replaced contract. Unamortized DAC, unearned revenue liabilities and deferred sales inducements from the replaced contract must be written-off. Modifications that result in a contract that is substantially unchanged from the replaced contract should be accounted for as a continuation of the replaced contract.

The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off. There were no changes to the Company's definition of internal replacements or changes in product benefits, features, rights or coverage during 2014, 2013 or 2012. During 2014 and 2013, the Company trued-up for actual lapse and internal replacement activity.

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Property and Equipment

Property, equipment, leasehold improvements and computer software are stated at cost less accumulated depreciation or amortization. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the assets ranging from three years to ten years.

Software includes certain costs incurred for purchasing and developing software for internal use and is amortized over estimated useful lives, generally three years.

Income Taxes

The Company files a consolidated federal income tax return with its subsidiary, EFILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.

The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the current enacted tax rates.

The Company recognizes the benefit of uncertain tax positions only when the position is "more likely than not" to be sustained by the tax authorities.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Adoption of New Accounting Pronouncements

In February 2013, the Financial Accounting Standards Board ("FASB") issued new guidance that requires companies to present information about the reclassification adjustments from accumulated comprehensive income in a single note or on the face of the financial statements. The Company adopted this guidance effective January 1, 2013. The information required by this guidance was previously included in the consolidated statements of comprehensive income and therefore, the adoption of this guidance did not have a material impact on the consolidated financial statements.

On January 1, 2013, the Company adopted new guidance issued by the FASB, requiring companies to disclose both gross and net information about certain financial instruments including derivatives, resale and repurchase agreements, and securities lending transactions to the extent that they are either offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement. This guidance was effective for the Company beginning January 1, 2013 with retrospective application required. The Company's adoption of this guidance did not have an impact on the financial statements.

Future Adoption of New Accounting Pronouncements

In February 2015, the FASB issued new guidance that eliminates the deferral of the previous consolidation guidance for certain investment funds, and makes changes to both the variable interest model and the voting model.  The guidance is effective beginning January 1, 2016, with early adoption permitted.  The Company is currently evaluating the impact this guidance will have on the consolidated financial statements.

In May 2014, the FASB issued new guidance on revenue recognition, which establishes a principles-based model that provides a single framework for recognizing revenue from contracts with customers. The guidance will be effective for the Company beginning January 1, 2017. The Company is currently evaluating the impact this guidance will have on the consolidated financial statements.

In April 2014, the FASB issued new guidance clarifying the scope of what should be reported as discontinued operations and providing new disclosure requirements. The guidance is effective for the Company beginning January 1, 2015. The Company is currently evaluating the impact this guidance will have on the consolidated financial statements.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

3. GUARANTEED BENEFITS:

The Company establishes a liability for variable annuity contracts that contain death or other insurance benefit guarantees. Certain of the variable annuity contracts issued by the Company offer guaranteed minimum death or guaranteed minimum withdrawal benefits that settle only upon an insurable event, such as death, or are life contingent.

Guaranteed Minimum Death Benefits

The Company has certain variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company's current variable annuity contract does not offer a GMDB feature.

The following summarizes the liability for GMDB contracts reflected in the general account:

The reinsurance recoverables associated with the GMDB were $6,587 and $8,450 at December 31, 2014 and 2013, respectively.

The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability.

  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.
  The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 3.8% to 11.5% depending on the underlying fund type.
  The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.
  The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.
  The mortality assumption is 65% of the 1994 Variable Annuity MGDB Mortality Table.
  The base lapse rate and partial withdrawal assumptions vary from 5.5% to 7.5% and 1.5% to 3.0%, respectively, depending on contract type and policy duration.
  The annual lapse rate for anticipated internal replacements is 3.8%.
  The discount rate is 6.83%.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

3. GUARANTEED BENEFITS (CONTINUED):

The table below represents the account value, net amount at risk and average attained age of underlying contract holders for guarantees in the event of death as of December 31, 2014 and 2013. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contract holders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

Guaranteed Minimum Withdrawal Benefits

The Company issued a variable annuity contract with a guaranteed minimum withdrawal benefit feature. The GMWB feature provides annuity contract holders with income payments that are guaranteed for life. The withdrawal feature allows for guaranteed withdrawals beginning with age 59 ½ for the life of the contract holder based on a preset withdrawal percentage as defined in the contract. The contract holder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant. In addition, the contract has a ratchet feature where the withdrawal value is increased to the greater of the contract value or withdrawal value on each anniversary. If the contract value is below the withdrawal value, the withdrawal value will not change.

The following summarizes the liability for GMWB contracts reflected in the general account:

For contracts issued prior to January 1, 2009, the Company has reinsurance coverage for 100% of its GMWB provisions. Effective January 1, 2009, the Company entered into a reinsurance agreement with a reinsurer to reinsure 90% of GMWB product sales during calendar year 2009. Effective March 31, 2009, the GMWB product closed to new business. Consequently, the aforementioned reinsurance agreement terminated for new business effective March 31, 2009.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

3. GUARANTEED BENEFITS (CONTINUED):

The reinsurance recoverables associated with the GMWB were $2,780 and $2,375 at December 31, 2014 and 2013, respectively.

The following information relates to the reserve methodology and assumptions for developing the GMWB policy benefit liability:

  The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.
  The mean investment return assumptions for the stochastic scenarios, before fund expenses and other charges, vary from 3.8% to 11.5% depending on the underlying fund type.
  The projection model employs a mean reversion additive adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.
  The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.
  Separate benefit ratios were calculated for single life and joint life policies.
  For contract holders not yet taking withdrawals, the GMWB withdrawal waiting period is defined as the later of 8 ½ years from issue and age 59 ½.
  The mortality assumption is the Annuity 2000 Mortality Table.
  The lapse rates range from 2% to 7% with dynamic lapse reduction for contracts in the money.
  The discount rate is 6.425%, adjusted for maintenance and expense charges.

The table below displays the account value and guaranteed withdrawal values at December 31, 2014 and 2013:

4. INVESTMENTS:

The components of net investment income were as follows:

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4. INVESTMENTS (CONTINUED):

Gross realized gains and losses from sales of debt securities were as follows:

Gross realized gains and losses for the sales of equity securities were $5, $0, and $0 during 2014, 2013 and 2012, respectively.

Realized investment losses as a result of other-than-temporary impairments in the value of investments were $0, $39, and $67 in 2014, 2013, and 2012, respectively. The Company had no debt securities that were non-income producing for 2014 and 2013, respectively. There was $0, $0, and $5 of interest foregone by non-income producing securities for 2014, 2013 and 2012, respectively.

Net unrealized investment gains on debt and equity securities carried at fair value and the related impact on DAC and deferred income taxes as of December 31 were as follows:

Debt securities that have been in a continuous unrealized loss position as of December 31, 2014 were as follows:

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4. INVESTMENTS (CONTINUED):

Debt securities that have been in a continuous unrealized loss position as of December 31, 2013 were as follows:

The Company evaluates declines in fair values below cost for its investments. Based on the Company's review of the issuers' continued compliance with the securities' obligations in accordance with their contractual terms, management's intent was not to sell these securities, and it was not more likely than not the Company would be required to sell before recovery, as well as the evaluation of the fundamentals of the issuers' financial condition and other objective evidence, the Company believes that declines in the fair value of the securities above were temporary as of December 31, 2014 and 2013. The majority of the securities are investment grade fixed maturities with fair values at or greater than 98% of amortized cost at December 31, 2014. The decline in fair value was primarily the result of an increase in interest rates from the securities purchase date. Investments in below investment grade securities comprised approximately 7% of the total portfolio as of December 31, 2014. Unrealized losses on below investment grade securities were driven principally by changes in market yields.

The amortized cost and fair value of debt and equity securities by type of issuer as of December 31, 2014 were as follows:

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

4. INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt and equity securities by type of issuer as of December 31, 2013 were as follows:

During 2014 and 2013, the Company recorded no OTTI for which an amount related to a credit loss was recognized in net realized investment gains and losses.

The amortized cost and fair value of debt securities at December 31, 2014 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

At December 31, 2014 and 2013, there were no contractual investment commitments. There were no significant concentrations of debt securities by issuer or by industry, other than U.S. Treasury securities.

At December 31, 2014, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,628 and $2,647 respectively. At December 31, 2013, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $2,693 and $2,719 respectively.

During 2014, the Company donated certain appreciated debt securities to an affiliated qualified charitable organization at a fair value of $17,195. This is recorded as other expenses in the Consolidated Statements of Comprehensive Income. There were no donations in 2013 or 2012.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

5. VARIABLE INTEREST ENTITIES

Effective April 1, 2014, FMR LLC contributed a 100% wholly owned subsidiary, Feedstock, to the Company at its carrying value of $1,796. Feedstock makes tax advantaged investments in certain refined coal transactions under Section 45 of the Internal Revenue Code. IRC 45 provides a tax credit for the production of certain refined energy resources at a qualified facility during a ten year period beginning on the date the facility was originally placed in service and the refined energy is sold to an unrelated party.

Feedstock entered into certain operating agreements to provide operational funding of a qualified energy facility through 2021. Feedstock is required to provide 90% of these operational fundings to LRC Holdings LLC ("LRCH") through a membership interest agreement. LRCH ultimately funds the qualified facility through a 60% membership interest agreement. These funding obligations are tied to the production of the qualified energy resource and eligibility to receive the expected tax credit pursuant to the operating agreements. The Company is expected to make funding payments on behalf of Feedstock and receive the benefits of the tax credits generated. The Company incurred funding payments of $2,851 during the nine month period ended December 31, 2014.

FMR LLC provides certain guarantees of Feedstock to third parties which are contingent upon Feedstock's eligibility to receive the expected tax credits. FMR LLC will continue to provide such guarantees subsequent to its contribution of Feedstock to the Company.

Feedstock and LRCH are deemed to be variable interest entities ("VIEs"). A VIE is an entity that either (1) has equity investors that lack controlling financial interest or (2) does not have sufficient equity to finance its own activities without financial support provided by another entity. If the Company determines that it is the VIE's "primary beneficiary" it consolidates the VIE. The primary beneficiary has the power to direct the activities of a VIE that impact its economic performance and either the obligation to absorb the losses of the entity or the right to receive the benefits from the VIE that could be potentially significant to the VIE.

The Company determined that its interest in Feedstock and in turn Feedstock's 90% membership interest in LRCH qualifies as a variable interest, and that Feedstock and LRCH are both VIEs. The Company has determined that it is the primary beneficiary as it has both the power to direct the activities of the VIE that most significantly impact the entity's economic performance and the obligation to absorb losses or receive benefits of the entity that could potentially be significant to the VIE as a result of the operational funding provided and the return in the form of income tax credits. Accordingly, the Company consolidates Feedstock and LRCH.

The Company consolidated total assets of $2,249 and total liabilities of $416 of Feedstock and LRCH at December 31, 2014. In addition, the Company recorded noncontrolling equity interest of $181 in LRCH at December 31, 2014. The Company recorded a net loss of ($2,995) before taxes and a noncontrolling interest net loss of ($333) related to LRCH for the nine month period ended December 31, 2014. Noncontrolling interest represents ownership interests in LRCH that is not attributable to the Company.

6. FAIR VALUE MEASUREMENTS:

The Company categorizes the financial assets and liabilities carried at fair value in its consolidated balance sheets based upon a three-level valuation hierarchy. The Company carries the following financial instruments at fair value in the Company's financial statements: fixed maturities, equity securities, short-term investments such as money market funds, and separate account assets. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. Management's assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

6. FAIR VALUE MEASUREMENTS (CONTINUED):

The three levels are described below:

  Level 1 - Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market.
  Level 2 - Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.
  Level 3 - Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect management's judgment about the assumptions that a market participant would use in pricing the asset or liability and are based on the best available information, some of which is internally developed.

The available-for-sale debt securities use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management's responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value.

Cash equivalents are reported at fair value on a recurring basis and include money market instruments. Fair values of these cash equivalents may be determined using public quotations which are reflected in Level 1.

Separate account assets are invested in mutual funds whose value is based on the underlying net asset value of these funds. Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

The following fair value hierarchy table presents information about the Company's assets measured at fair value on a recurring basis as of:

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

6. FAIR VALUE MEASUREMENTS (CONTINUED):

Financial Instruments Not Carried at Fair Value

Certain financial instruments are not measured at fair value in the financial statements but are disclosed if it is practicable to estimate such values. The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion:

Other Investment

Fair value for the other investment is based on the Company's share of the investee based on the underlying financial statements of the investee.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

6. FAIR VALUE MEASUREMENTS (CONTINUED):

Policy Loans

Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.

Reinsurance Deposit and Receivables

Fair values for certain of the Company's reinsurance deposits for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Contract Holder Deposit Funds

Fair value for the Company's contract holder deposit fund liabilities for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates. The fixed portion of variable deferred annuity products is carried at account value and can be withdrawn without prior notice pursuant to the terms of the annuity contract. The fixed portion is an integral part of the contract and consequently, the account value is considered to be a reasonable estimate of the fair value of the contract.

7. INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded for EFILI, as EFILI believes that the reversal of temporary differences will have no impact on the state income tax that EFILI will pay in the future. State deferred taxes are recorded for FILI for the impact of its reversing temporary differences on its future state income tax liability.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

7. INCOME TAXES (CONTINUED):

Significant components of the Company's net deferred tax asset were as follows:

Management believes that the Company's future income will be sufficient to realize the net deferred tax asset as of December 31, 2014 and 2013, respectively.

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

FILI paid net federal and state income taxes of $23,800, $19,785, and $36,129,000 in 2014, 2013, and 2012, respectively.

The Company recognizes uncertain tax provisions that have a greater than 50% likelihood of being sustained upon examination by the taxing authorities. As a result, the Company applies a more-likely-than-not recognition threshold for all tax uncertainties. The Company's management believes that adequate provision has been made in the financial statements for any potential tax uncertainties.

Currently, the Company only files income tax returns in the United States. The Company is not currently under examination and is no longer subject to U.S. federal or state tax for years before 2013. The Company is not currently under examination for the income tax filings in any other jurisdictions. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustment that will result in a material adverse effect on the Company's financial condition, results of operations, or cash flows. Therefore, no reserves for uncertain tax positions have been recorded.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

7. INCOME TAXES (CONTINUED):

In its Revenue Ruling 2007-61 issued on September 25, 2007, the Internal Revenue Service ("IRS") announced its intention to issue regulations with respect to certain computational aspects of the dividends received deduction ("DRD") on separate account assets held in connection with variable annuity contracts. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that proposes to change accepted industry and IRS interpretations of the status governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company receives. Management believes that it is highly likely that any such regulations would apply prospectively only. The Company has recorded benefits of $6,132, $9,258, and $7,223 during 2014, 2013 and 2012, respectively, related to the separate account DRD.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

8. STOCKHOLDER'S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for payment as dividends to FMR LLC are limited to the excess of FILI's net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under the Insurance Code of the State of Utah, dividends to shareholders are limited to the lesser of the Company's net gain from operations for the year ended on the preceding December 31, or 10% of the Company's surplus held for policyholders as of the preceding December 31. On December 20, 2012, The Company paid a $300,000 dividend to its parent, FMR LLC. Of the total dividend, $43,000 was an ordinary dividend and $257,000 was an extraordinary dividend. The dividend payment was approved by the Utah Insurance Department. The Company did not pay any dividends in 2014 or 2013.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the applicable state insurance department which vary with GAAP in certain respects. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC; recognition of deferred income tax assets are limited; bonds are generally carried at amortized cost; insurance liabilities are presented net of reinsurance assets; a wholly-owned insurance subsidiary is reported at statutory equity and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.

Net income and capital and surplus as determined in accordance with statutory accounting practices were as follows:

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

9. AFFILIATED COMPANY TRANSACTIONS:

The Company has a services agreement with Fidelity Investments Institutional Operations Company, Inc. and Fidelity Distributors Corporation, both wholly-owned subsidiaries of FMR LLC, under which the Company provides certain shareholder account services (recordkeeping and customer reporting, customer support, and preparing/distributing marketing materials) with respect to Investor Class shares of the Fidelity variable insurance product funds. The Company earned fees of $33,770, $27,129 and $24,838 in 2014, 2013 and 2012, respectively, under these agreements. These fees are included in fund administration fees in the Consolidated Statements of Comprehensive Income.

The Company's insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. ("FIA"), and Fidelity Investments Institutional Services Company, Inc., all of which are wholly-owned subsidiaries of FMR LLC. FILI and EFILI have agreements with FIA under which FILI pays FIA renewal sales compensation of 0.10% of the annuity contract value each year. EFILI pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company compensated FIA in the amount of $28,928, $27,348, and $24,143 in 2014, 2013 and 2012, respectively.

The Company has an administrative services agreement with FIA whereby the Company provides certain administrative and accounting functions. The Company earned $21,941, $20,835, and $22,400 in 2014, 2013 and 2012, respectively, for such services. The reimbursements are accounted for as a direct reduction of the Company's expenses. The Company entered into agreements with Pyramis Global Advisors Trust Company to provide investment and managerial advice. The Company incurred charges of $1,328, $1,094, and $1,156 in 2014, 2013 and 2012, respectively, for such services.

The Company has an administrative services agreement with FMR LLC and its subsidiaries whereby certain administrative and other services are provided for the Company. The Company paid FMR LLC and its subsidiaries $30,856, $31,783, and $32,063 in 2014, 2013 and 2012, respectively, for such services. Intercompany balances with FMR LLC and its subsidiaries are settled within 30 days.

FMR LLC sponsors a trusteed Profit-Sharing Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan. FMR LLC's policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The costs charged to the Company were $1,535, $1,561, and $1,437 in 2014, 2013 and 2012, respectively.

The Company participates in various share-based compensatory plans sponsored by FMR LLC and is allocated a compensation charge from FMR LLC that is amortized over the period in which it is earned. These share-based compensation arrangements generally provide holders with participation in changes in FMR LLC's Net Asset Value per share (as defined) over their respective terms.   All plans are settled in cash or promissory notes at the end of their defined term or when plan participants are no longer employees. The aggregate expenses related to these plans charged to the Company were $5,274, $5,322, and $3,894 in 2014, 2013 and 2012, respectively.

The Company participates in FMR LLC's Retiree Health Reimbursement Plan ("RHRP"), a defined benefit health reimbursement arrangement covering eligible employees. In 2014 and 2013, FMR LLC accrued a benefit under the RHRP based on an award of three thousand dollars for each eligible full-time employee and one thousand five hundred dollars for each eligible part-time employee, subject to ten year cliff vesting with consideration given for prior service. Future awards under the RHRP are at the discretion of FMR LLC. The Company is allocated expense from FMR LLC associated with the actuarially-derived annual cost of providing these benefits to the Company's employees. For the years ended December 31, 2014 and 2013, compensation expense related to the RHRP was $278 and $297, respectively.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

9. AFFILIATED COMPANY TRANSACTIONS (CONTINUED):

Effective February 28, 2009, FILI issued a $200,000 unsecured revolving line of credit to its parent, FMR LLC. The revolving line of credit agreement ("Agreement") was approved by the Utah Insurance Department and matures on an annual basis but may be extended for successive one year periods by mutual agreement of the parties, subject to the prior approval of the Utah Insurance Department. Under the terms of the agreement, FILI received a facility fee per year based on the unused amounts of the line of credit. In addition, FILI received annual interest on any advances made under the agreement at LIBOR (based on Bloomberg quotations) plus a spread. The Company earned facility fees of $109 in 2012 from FMR LLC. Effective December 20, 2012, the Agreement was terminated as a condition to the Utah Insurance Department's approval of the dividend payment to FMR LLC (See Note 8). There were no amounts advanced by FILI under the line of credit agreement during 2012.

10. UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

Underwriting, acquisition and insurance expenses were as follows:

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual experience. In 2014, 2013 and 2012, the Company decreased amortization by $1,844, $2,862, and $2,305 respectively, to reflect actual experience for investment performance, persistency (including internal replacements), administrative expenses and inflation assumptions. This adjustment has been reflected in amortization expense.

11. REINSURANCE:

The Company retains a maximum coverage per individual life of $25 plus 30% of the excess over $25 with a maximum initial retention not to exceed $100 for its life insurance business issued before March 1, 2008. The Company retains a flat $100 per individual life for its life business issued on and after March 1, 2008. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2001 with various reinsurers. The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009 and 90% for business issued on or after January 1, 2009. The GMWB product and associated reinsurance contract were discontinued for new business effective March 31, 2009.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

11. REINSURANCE (CONTINUED):

The Company has entered into 100% coinsurance agreements for its fixed guaranteed income annuity product and for the fixed portion of the variable income annuity product with two reinsurers. Sales of these two products were discontinued in May 2008. The Company is subject to concentration of risk with respect to these reinsurance agreements. The receivable from each reinsurer is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables, while the liability related to the underlying annuity contracts with no life contingencies is accounted for as a deposit liability and is recorded in contract holder deposit funds. Under these reinsurance agreements, the Company receives a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.12% to 0.60%. Revenue from the reinsurance agreements and benefit expense from the underlying annuity contracts is recognized over the lives of the underlying contracts.

The Company reinsures substantially all of the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009. The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009.

Financial information related to the two coinsurance agreements for the years ended December 31 were as follows:

The Company's deposit assets under the reinsurance agreements with Principal Life Insurance Company are partially secured by investments held in a collateral account and those with Genworth Life Insurance Company are partially secured by investments held in trust which offers the Company additional protection and minimizes the risk of loss to the Company that could result from failure of these reinsurers.

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Subsidiary of FMR LLC)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Dollars in thousands)

12. COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder's equity or net income.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

13. SUBSEQUENT EVENTS:

The Company has evaluated subsequent events from the balance sheet date through the date of this report and noted the following event requiring disclosure. This event did not result in an adjustment to the financial statements themselves.

Effective March 9, 2015, the Company donated certain appreciated debt securities with a fair value of $19,317 to an affiliated, qualified charitable organization.

PART C
OTHER INFORMATION

Item 24. Financial Statements and Exhibits

a) Financial Statements included in Part B

The following financial statements of Fidelity Investments Variable Annuity Account I and of Fidelity Investments Life Insurance Company are filed in Part B.

Statements of Assets and Liabilities for Fidelity Investments Variable Annuity Account I as of December 31, 2014.

Statements of Operations for Fidelity Investments Variable Annuity Account I for Year Ended December 31, 2014.

Statements of Changes in Net Assets for Fidelity Investments Variable Annuity Account I for Years Ended Decem ber 31, 2014 and 2013.

Report of PricewaterhouseCoopers LLP on the Financial Statements of Fidelity Investments Variable Annuity Ac count I.

Balance Sheets of Fidelity Investments Life Insurance Company as of December 31, 2014 and 2013.

Consolidated Statements of Income and Comprehensive Income for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2014 and 2013 and 2012.

Consolidated Statements of Stockholder's Equity for Fidelity Investments Life Insurance Company for the Years Ended December 31, 2014 and 2013 and 2012.

Consolidated Statements of Cash Flows for Fidelity Investments Life Insurance Company for the Years Ended De cember 31, 2014 and 2013 and 2012.

Report of PricewaterhouseCoopers LLP on Financial Statements of Fidelity Investments Life Insurance Company.

There are no financial statements included in Part A, other than Accumulation Unit Values.

b) Exhibits

(1) Resolution of Board of Directors of Fidelity Investments Life Insurance Company ("Fidelity Investments Life") establishing the Fidelity Investments Variable Annuity Account I. (Note 1)

(2) Not Applicable.

(3) (a) Distribution Agreement between Fidelity Investments Life, Fidelity Insurance Agency and Fidelity Brokerage Services LLC (Note 1)

(b) Commission Schedule. (Note 1)

(4) (a) Specimen Variable Annuity Contract. (Note 1)

(b) Specimen Variable Annuity Contract for Use with Sponsored Arrangements. (Note 1)

(c) Endorsement for Qualified Contracts. (Note 1)

(5) (a) Application for Variable Annuity Contract. (Note 1)

(b) Application for Variable Annuity Contract for Use with Sponsored Arrangements. (Note 1)

(6) (a) Articles of Domestication of Fidelity Investments Life. (Note 1)

(b) Amended By-laws of Fidelity Investments Life. (Note 1)

(7) Form of Reinsurance Agreement - Not Applicable.

(8) Not Applicable

(9) Legal opinion and consent of Edward M. Shea, filed herein as Exhibit 9

(10) Written consent of PricewaterhouseCoopers LLP is filed herein as Exhibit 10.

(11) Not Applicable.

(12) Not Applicable.

(13) Performance Advertising Calculations (Note 1)

(14) (a) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund. (Note 1)

(b) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund II. (Note 1)

(c) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund III. (Note 1)

(d) Form of Participation Agreement between Fidelity Investments Life and Variable Insurance Products Fund IV. (Note 1)

(e) Form of Participation Agreement between Fidelity Investments Life and Strong Variable Insurance Funds, Inc. on behalf of the Portfolios, and Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. (the "Adviser"), (Note 3)

(f) Form of Participation Agreement between Fidelity Investments Life and PBHG INSURANCE SERIES FUND, INC. ("FUND"), and PILGRIM BAXTER & ASSOCIATES, LTD. ("ADVISER"). (Note 3)

(g) Form of Participation Agreement between Fidelity Investments Life and MORGAN STANLEY UNIVERSAL FUNDS, INC. (the "Fund"), and MORGAN STANLEY ASSET MANAGEMENT INC. and MILLER ANDERSON & SHERRERD, LLP (the "Advisers"). (Note 4)

(h) Form of Participation Agreement between Fidelity Investments Life and Warburg, Pincus Trust, (the "Fund"); Warburg, Pincus Counsellors, Inc. (the "Adviser"); and Counsellors Securities Inc. (Note 4)

(i) Form of Distribution Agreement effective as of August 12, 1999 by and among Fidelity Investments Life Insurance Company, Fidelity Brokerage Services LLC and Pacific Guardian Life Insurance Company, Limited. (Note 5)

(j) Form of Participation Agreement between Fidelity Investments Life Insurance Company and LAZARD ASSET MANAGEMENT SECURITIES LLC ("Distributor") and LAZARD RETIREMENT SERIES, INC. ("Fund"). (Note 6)

(k) Form of Participation Agreement between Fidelity Investments Life Insurance Company and PIMCO Variable Insurance Trust (the "Fund"), a Delaware statutory trust, and Allianz Global Investors Distributors LLC (the "Underwriter"), a Delaware limited liability company. (Note 7)

(15) Powers of Attorney

(a) Power of Attorney for Kathleen A. Murphy (Note 8)

(b) Power of Attorney for Rodney R. Rohda (Note 8)

(c) Power of Attorney for Roger T. Servison (Note 8)

(d) Power of Attorney for Jon J. Skillman (Note 8)

(e) Power of Attorney for Miles Mei (Note 8)
(f) Power of Attorney for Cyrus Taraporevala (Note 9)
(g) Power of Attorney for Kathleen M. Graveline (Note 10)
(h) Power of Attorney for Malcolm MacKay (Note 10)
(i) Power of Attorney for Floyd L. Smith (Note 10)

(Note 1) Incorporated by reference from Post-Effective Amendment No. 10 to this Registration Statement filed on April 26, 1996.

(Note 2) Incorporated by reference from Post-Effective Amendment No. 12 to this Registration Statement filed electronically on August 29, 1997.

(Note 3) Incorporated by reference from Post-Effective Amendment No. 13 to this Registration Statement filed electronically on April 29, 1998.

(Note 4) Incorporated by reference from Post-Effective Amendment No. 15 to this Registration Statement filed on January 25, 1999.

(Note 5) Incorporated by reference from Post-Effective Amendment No. 19 to this Registration Statement filed on April 24, 2001.

(Note 6) Incorporated by reference from Post-Effective Amendment No. 26 to this Registration Statement filed electronically on April 27, 2006.

(Note 7) Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 333-123884, on behalf of Fidelity Investments Variable Annuity Account I filed on September 21, 2009.

(Note 8) Incorporated by reference from Post-Effective Amendment No. 30 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed on September 21, 2009.

(Note 9) Incorporated by reference from Post-Effective Amendment No. 34 to Registration Statement on Form N-4, Reg. No. 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed on Apri 29, 2013.

(Note 10) Incorporated by reference from Post-Effective Amendment No. 35 to Registration Statement on Form N-4, Reg. No 33-24400, on behalf of Fidelity Investments Variable Annuity Account I filed on April 29, 2014.

Item 25.Directors and Officers of the Depositor

The directors and officers of Fidelity Investments Life are as follows:

Directors of Fidelity Investments Life

CYRUS TARAPOREVALA, Director and President
NORMAN L. ASHKENAS, Director
KATHLEEN M. GRAVELINE, Director
PETER G. JOHANNSEN, Director
MALCOLM MACKAY, Director
KATHLEEN A. MURPHY, Director
RODNEY R. ROHDA, Director
ROGER T. SERVISON, Director
JON J. SKILLMAN, Director
FLOYD L. SMITH, Director
DEREK L. YOUNG, Director

Executive Officers Who Are Not Directors

William J. Johnson Jr.	Executive Vice President, Investment Product Development and Risk Management and Actuary
David A. Golino	Senior Vice President and Chief Financial Officer
Robert J. Cummings	Senior Vice President, Client Services
Robert Brown	Senior Vice President, Channel Development
Brett Wollam	Senior Vice President, Marketing
Deborah Walsh	Senior Vice President, Systems and Technology
Miles Mei	Treasurer
Maryann P. Crews	Illustration Actuary
Earl F. Martin	Appointed Actuary
Felicia F. Tierney	Vice President, Human Resources
Brian N. Leary	Consumer Services Officer and Chief Compliance Officer
Edward M. Shea	Vice President, Senior Legal Counsel and Secretary

The principal business address for each of the persons listed in Item 25 is 100 Salem Street, Smithfield, RI 02917.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant.

See Exhibit 26 of the original registration statement on Form N-4 filed August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, which is incorporated herein by reference.

Item 27. Number of Contract Owners.

On March 31, 2015 there were 911 Qualified Contracts and 47,996 Non-qualified Contracts.

Item 28. Indemnification

FMR LLC and its subsidiaries own a directors' and officers' liability reimbursement contract (the "Policies"), issued by National Union Fire Insurance Company, that provides coverage for "Loss" (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Fidelity Investments Life Insurance Company. A $10 million limit (policy aggregate) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Fidelity Investments Life Insurance Company.

Utah law (Revised Business Corporation Act §16-10a-901 et seq.) provides, in substance, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article XIV of Fidelity's By-Laws, which relates to indemnification of the directors and officers, is as follows:

INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS

ADMINISTERING EMPLOYEE BENEFIT PLANS

Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation's request, have served as an officer or director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation's request, have served in any capacity with respect to any employee benefit plan, whether or not then in office then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all satisfaction of judgements, in compromise and or as fines or penalties and fees and disbursement of counsel, imposed upon or reasonably incurred by him or them in connection with or arising out of any action, suit or proceeding, by reason of his being or having been such officer, trustee, partner or director, or by reason of any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.

The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceedings to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to any employee benefit plan, to not be in the best interest of the participants or beneficiaries of such employee benefit plan.

Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation. Such undertaking may be accepted by the corporation without reference to the financial ability of such person to make repayment.

The foregoing rights of indemnification shall not be exclusive of other rights to which any such director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law. These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.

The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters.

a) Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	Sriram Subramaniam	\\\\\\\\\\\\\\\\\\\\\\\	Director, Chief Executive Officer and President
	Michael Durbin		Director
	Scott G. Hutzier		Director
	Kathleen Murphy		Director
	Richard Lyons		Chief Financial Officer and Senior Vice President
	Donald St. Peter		Vice President, Real Estate
	Tami R. Rash		Treasurer
	Norman Ashkenas		Chief Compliance Officer
	David Forman		Secretary and Chief Legal Officer
	Peter D. Stahl		Assistant Secretary

(c) $0.00

The address for each person named in Item 29 is 900 Salem Street, Smithfield, RI 02917.

Item 30. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Fidelity Investments Life Insurance Company at 100 Salem Street, Smithfield, RI 02917.

Item 31. Management Services

Not applicable

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it meets the definition of a "separate account" under the federal securities laws.

(e) Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy ("the contract") offered by Fidelity Investment Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Fidelity Investment Life Insurance Company.

SIGNATURES

As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Fidelity Investments Variable Annuity Account I, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 36 to the Registration Statement to be signed on its behalf in the town of Smithfield and the State of Rhode Island, on this 29th day of April, 2015.

FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I

(Registrant)

By: FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	Attest:	/s/ Edward M. Shea
	Cyrus Taraporevala		Edward M. Shea
	President		Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities indicated on this 29th day of April, 2015.

Signature	Title
/s/ *		)
Cyrus Taraporevala	President and Director	)
)
/s/ *		)
Jon J. Skillman	Director	)
)
/s/ *		)
Miles Mei	Treasurer	)
)
/s/ *		) By:	/s/ Edward M. Shea
Kathleen A. Murphy	Director	)	Edward M. Shea
		)	(Attorney-in-Fact)*
/s/ *		)
Rodney R. Rohda	Director	)
)
/s/ *		)
Roger T. Servison	Director	)
)
/s/ *		)
Kathleen M. Graveline	Director	)
)
/s/ *		)
Malcom MacKay	Director	)
)
/s/ *		) By:	/s/ Edward M. Shea
Floyd L. Smith	Director	)	Edward M. Shea
		)	(Attorney-in-Fact)*